UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2011

Date of reporting period:	June 30, 2011

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund, Inc.

Global and International
Equity Portfolios

Active International Allocation
Portfolio

Asian Equity Portfolio

Emerging Markets Portfolio

Global Advantage Portfolio

Global Discovery Portfolio

Global Franchise Portfolio

Global Opportunity Portfolio

Global Real Estate Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

International Real Estate Portfolio

International Small Cap Portfolio

Select Global Infrastructure Portfolio

U.S. Equity Portfolios

Advantage Portfolio

Focus Growth Portfolio

Growth Portfolio
(formerly Capital Growth Portfolio)

Opportunity Portfolio

Small Company Growth Portfolio

U.S. Real Estate Portfolio

Fixed Income Portfolio

Emerging Markets Debt Portfolio

Semi-Annual
Report

June 30, 2011

2011 Semi-Annual Report

June 30, 2011

Table of Contents

Shareholders' Letter	2

Investment Advisory Agreement Approval	3

Expense Examples	6

Portfolios of Investments

Global and International Equity Portfolios:

Active International Allocation Portfolio	9

Asian Equity Portfolio	21

Emerging Markets Portfolio	23

Global Advantage Portfolio	27

Global Discovery Portfolio	29

Global Franchise Portfolio	31

Global Opportunity Portfolio	32

Global Real Estate Portfolio	34

International Advantage Portfolio	37

International Equity Portfolio	39

International Opportunity Portfolio	42

International Real Estate Portfolio	44

International Small Cap Portfolio	47

Select Global Infrastructure Portfolio	50

U.S. Equity Portfolios:

Advantage Portfolio	52

Focus Growth Portfolio	54

Growth Portfolio	56

Opportunity Portfolio	58

Small Company Growth Portfolio	60

U.S. Real Estate Portfolio	63

Fixed Income Portfolio:

Emerging Markets Debt Portfolio	65

Statements of Assets and Liabilities	68

Statements of Operations	80

Statements of Changes in Net Assets	85

Financial Highlights	106

Notes to Financial Statements	170

U.S. Privacy Policy	183

Director and Officer Information	186

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Shareholders' Letter

Dear Shareholders:

We are pleased to present to you the Fund's Semi-Annual Report for the six months ended June 30, 2011. Our Fund currently offers 21 portfolios providing investors with a full array of global and domestic equity and fixed-income products. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities and fixed income.

Sincerely,

Arthur Lev
President and Principal Executive Officer

July 2011

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010 (March 31, 2011 for the Select Global Infrastructure Portfolio), or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Active International Allocation, Emerging Markets Debt, Focus Growth, Growth, Opportunity and U.S. Real Estate Portfolios was better than the peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Global Real Estate Portfolio was better than its peer group average for the one- and three-year periods and the period since the end of August 2006, the month of the Portfolio's inception.

The Board noted that the performance of the Advantage Portfolio was better than its peer group average for the one-year period and the period since the end of June 2008, the month of the Portfolio's inception.

The Board noted that the performance of the Select Global Infrastructure Portfolio was better than its peer group average for the period since the end of September 2010, the month of the Portfolio's inception.

The Board noted that the performance of the Global Opportunity Portfolio was better than its peer group average for the one-year period and the period since the end of May 2008, the month of the Portfolio's inception.

The Board noted that the performance of the International Opportunity Portfolio was better than its peer group average for the period since the end of March 2010, the month of the Portfolio's inception.

The Board noted that the performance of the Global Franchise, International Equity and Small Company Growth Portfolios was better than the peer group averages for the three- and five-year periods but below the peer group averages for the one-year period.

The Board noted that the performance of the Emerging Markets Portfolio was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods.

The Board noted that the performance of the International Real Estate and International Small Cap Portfolios was below the peer group averages for the one-, three- and five-year periods.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Performance Conclusions

With respect to the Active International Allocation, Advantage, Emerging Markets Debt, Focus Growth, Global Franchise, Global Opportunity, Global Real Estate, Growth, International Equity, International Opportunity, Opportunity, Select Global Infrastructure, Small Company Growth and U.S. Real Estate Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

With respect to the Emerging Markets, International Real Estate and International Small Cap Portfolios, after discussion, the Board concluded that performance was acceptable.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios.

The Board noted that the management fees and total expense ratios for the Active International Allocation, Advantage, Emerging Markets Debt, Focus Growth, Growth, International Opportunity, Opportunity and Select Global Infrastructure Portfolios were lower than the peer group averages.

The Board noted for the Global Franchise Portfolio that while the management fee was higher but close to its peer group average, the total expense ratio was lower than its peer group average.

The Board noted for the U.S. Real Estate and International Small Cap Portfolios that while the management fees were higher than the peer group averages, the total expense ratios were lower than the peer group averages.

The Board noted for the Global Opportunity Portfolio that while the management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average.

The Board noted for the Global Real Estate, International Equity and International Real Estate Portfolios that the management fees were higher than the peer group averages and the total expense ratios were higher but close to the peer group averages.

The Board noted for the Emerging Markets and Small Company Growth Portfolios that the management fees and total expense ratios were higher than the peer group averages.

Fee and Expense Conclusions

With respect to the Global Real Estate Portfolio, after discussion, the Board concluded that (i) the management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (ii) the total expense ratio was competitive with its peer group average. The Board noted that, as of July 1, 2011, the Adviser has agreed to include a breakpoint to reflect an advisory fee reduction of 0.05% for assets under management above $2.5 billion.

With respect to the International Real Estate, International Small Cap and U.S. Real Estate Portfolios, after discussion, the Board concluded that (i) the management fees, although higher than the peer group averages, were acceptable given the quality and nature of services provided, and (ii) the total expense ratios were competitive with the peer group averages.

With respect to the Emerging Markets and Small Company Growth Portfolios, after discussion, the Board concluded that the management fees and total expense ratios, although higher than the peer group averages, were acceptable given the quality and nature of services provided.

With respect to the Active International Allocation, Advantage, Emerging Markets Debt, Focus Growth, Global Franchise, Global Opportunity, Growth, International Equity, International Opportunity, Opportunity and Select Global Infrastructure Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for all the Portfolios except the Global Real Estate, International Real Estate and Select Global Infrastructure Portfolios, include one or more breakpoints). In conjunction with its review of the Adviser's

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Investment Advisory Agreement Approval (cont'd)

profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you may incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees (in the case of Class P, Class H and Class L) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the third and fifth columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Expense Examples (cont'd)

Portfolio	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$1,047.30	$1,020.83	$4.06	$4.01	0.80%
Active International Allocation Portfolio Class P	1,000.00	1,046.40	1,019.59	5.33	5.26	1.05
Asian Equity Portfolio Class I	1,000.00	1,014.70	1,017.60	7.24	7.25	1.45
Asian Equity Portfolio Class P	1,000.00	1,013.70	1,016.36	8.49	8.50	1.70
Asian Equity Portfolio Class H	1,000.00	1,013.70	1,016.36	8.49	8.50	1.70
Asian Equity Portfolio Class L	1,000.00	1,010.80	1,013.88	10.97	10.99	2.20
Emerging Markets Portfolio Class I	1,000.00	990.80	1,017.55	7.21	7.30	1.46
Emerging Markets Portfolio Class P	1,000.00	989.50	1,016.31	8.44	8.55	1.71
Global Advantage Portfolio Class I	1,000.00	1,077.90	1,018.35	6.70	6.51	1.30
Global Advantage Portfolio Class P	1,000.00	1,075.90	1,017.11	7.98	7.75	1.55
Global Advantage Portfolio Class H	1,000.00	1,075.90	1,017.11	7.98	7.75	1.55
Global Advantage Portfolio Class L	1,000.00	1,072.90	1,014.63	10.54	10.24	2.05
Global Discovery Portfolio Class I	1,000.00	1,114.30	1,018.10	7.08	6.76	1.35
Global Discovery Portfolio Class P	1,000.00	1,112.30	1,016.86	8.38	8.00	1.60
Global Discovery Portfolio Class H	1,000.00	1,113.30	1,016.86	8.38	8.00	1.60
Global Discovery Portfolio Class L	1,000.00	1,110.30	1,014.38	10.99	10.49	2.10
Global Franchise Portfolio Class I	1,000.00	1,122.30	1,019.84	5.26	5.01	1.00
Global Franchise Portfolio Class P	1,000.00	1,120.50	1,018.60	6.57	6.26	1.25
Global Opportunity Portfolio Class I	1,000.00	1,094.10	1,018.60	6.49	6.26	1.25
Global Opportunity Portfolio Class P	1,000.00	1,092.60	1,017.36	7.78	7.50	1.50
Global Opportunity Portfolio Class H	1,000.00	1,091.90	1,017.36	7.78	7.50	1.50
Global Opportunity Portfolio Class L	1,000.00	1,092.20	1,017.11	8.04	7.75	1.55
Global Real Estate Portfolio Class I	1,000.00	1,053.50	1,019.89	5.04	4.96	0.99
Global Real Estate Portfolio Class P	1,000.00	1,052.60	1,018.65	6.31	6.21	1.24
Global Real Estate Portfolio Class H	1,000.00	1,051.60	1,018.65	6.31	6.21	1.24
Global Real Estate Portfolio Class L	1,000.00	1,049.90	1,016.17	8.84	8.70	1.74
International Advantage Portfolio Class I	1,000.00	1,078.10	1,018.65	6.39	6.21	1.24
International Advantage Portfolio Class P	1,000.00	1,077.10	1,017.41	7.67	7.45	1.49
International Advantage Portfolio Class H	1,000.00	1,077.10	1,017.41	7.67	7.45	1.49
International Advantage Portfolio Class L	1,000.00	1,074.10	1,014.93	10.23	9.94	1.99
International Equity Portfolio Class I	1,000.00	1,060.20	1,020.08	4.85	4.76	0.95
International Equity Portfolio Class P	1,000.00	1,059.50	1,018.84	6.13	6.01	1.20
International Opportunity Portfolio Class I	1,000.00	1,074.60	1,019.09	5.92	5.76	1.15
International Opportunity Portfolio Class P	1,000.00	1,073.90	1,017.85	7.20	7.00	1.40
International Opportunity Portfolio Class H	1,000.00	1,073.90	1,017.85	7.20	7.00	1.40
International Opportunity Portfolio Class L	1,000.00	1,070.80	1,015.37	9.76	9.49	1.90
International Real Estate Portfolio Class I	1,000.00	1,025.50	1,019.84	5.02	5.01	1.00
International Real Estate Portfolio Class P	1,000.00	1,024.40	1,018.60	6.27	6.26	1.25
International Small Cap Portfolio Class I	1,000.00	1,036.20	1,019.09	5.81	5.76	1.15
International Small Cap Portfolio Class P	1,000.00	1,035.70	1,017.85	7.07	7.00	1.40
Select Global Infrastructure Portfolio Class I	1,000.00	1,116.20	1,019.09	6.03	5.76	1.15
Select Global Infrastructure Portfolio Class P	1,000.00	1,115.30	1,017.85	7.34	7.00	1.40
Select Global Infrastructure Portfolio Class H	1,000.00	1,115.30	1,017.85	7.34	7.00	1.40
Select Global Infrastructure Portfolio Class L	1,000.00	1,112.40	1,015.37	9.95	9.49	1.90
Advantage Portfolio Class I	1,000.00	1,081.00	1,019.59	5.42	5.26	1.05
Advantage Portfolio Class P	1,000.00	1,079.20	1,018.35	6.70	6.51	1.30
Advantage Portfolio Class H	1,000.00	1,079.20	1,018.35	6.70	6.51	1.30
Advantage Portfolio Class L	1,000.00	1,079.90	1,019.39	5.62	5.46	1.09
Focus Growth Portfolio Class I	1,000.00	1,077.60	1,019.89	5.10	4.96	0.99
Focus Growth Portfolio Class P	1,000.00	1,076.30	1,018.65	6.38	6.21	1.24
Growth Portfolio Class I	1,000.00	1,094.10	1,021.32	3.63	3.51	0.70
Growth Portfolio Class P	1,000.00	1,092.40	1,020.08	4.93	4.76	0.95
Opportunity Portfolio Class I	1,000.00	1,074.20	1,020.38	4.58	4.46	0.89
Opportunity Portfolio Class P	1,000.00	1,073.10	1,019.14	5.86	5.71	1.14
Opportunity Portfolio Class H	1,000.00	1,073.20	1,019.14	5.86	5.71	1.14
Opportunity Portfolio Class L	1,000.00	1,070.60	1,016.66	8.42	8.20	1.64

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Expense Examples (cont'd)

Portfolio	Beginning Account Value 1/1/11	Actual Ending Account Value 6/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class I	$1,000.00	$1,021.90	$1,019.59	$5.26	$5.26	1.05%
Small Company Growth Portfolio Class P	1,000.00	1,021.10	1,018.35	6.51	6.51	1.30
U.S. Real Estate Portfolio Class I	1,000.00	1,094.70	1,019.84	5.19	5.01	1.00
U.S. Real Estate Portfolio Class P	1,000.00	1,093.60	1,018.60	6.49	6.26	1.25
Emerging Markets Debt Portfolio Class I	1,000.00	1,053.50	1,020.63	4.28	4.21	0.84
Emerging Markets Debt Portfolio Class P	1,000.00	1,052.30	1,019.39	5.55	5.46	1.09
Emerging Markets Debt Portfolio Class H	1,000.00	1,052.20	1,019.39	5.55	5.46	1.09
Emerging Markets Debt Portfolio Class L	1,000.00	1,049.40	1,016.91	8.08	7.95	1.59

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (93.1%)
Australia (6.3%)
AGL Energy Ltd.	8,638	$136
Alumina Ltd.	109,215	250
Amcor Ltd.	57,497	445
AMP Ltd.	36,245	191
ASX Ltd.	1,592	52
Australia & New Zealand Banking Group Ltd.	43,760	1,033
BHP Billiton Ltd.	229,236	10,834
BlueScope Steel Ltd.	64,702	84
Boral Ltd. (a)	41,719	198
Brambles Ltd.	22,369	174
Caltex Australia Ltd.	6,800	86
Coca-Cola Amatil Ltd.	10,626	130
Cochlear Ltd.	567	44
Commonwealth Bank of Australia	7,067	398
Computershare Ltd.	4,919	47
CSL Ltd.	8,241	292
CSR Ltd.	10,492	33
DuluxGroup Ltd.	24,156	73
Echo Entertainment Group Ltd. (b)	8,738	38
Fortescue Metals Group Ltd.	92,599	635
Foster's Group Ltd.	34,988	194
GPT Group REIT (Stapled Securities) (c)	8,868	30
Incitec Pivot Ltd.	115,555	482
Insurance Australia Group Ltd.	29,342	107
James Hardie Industries SE CDI (b)	29,831	189
Leighton Holdings Ltd. (a)	3,353	75
Macquarie Group Ltd.	4,209	142
Mirvac Group REIT (Stapled Securities) (c)(d)	14,483	19
National Australia Bank Ltd.	9,034	249
Newcrest Mining Ltd.	108,134	4,389
OneSteel Ltd.	57,937	115
Orica Ltd.	24,156	701
Origin Energy Ltd.	18,783	319
OZ Minerals Ltd.	20,202	288
Perpetual Ltd. (a)	560	15
Qantas Airways Ltd. (b)	9,491	19
QBE Insurance Group Ltd.	13,229	246
Rio Tinto Ltd.	19,300	1,726
Santos Ltd.	11,172	163
Sims Metal Management Ltd.	11,004	211
Sonic Healthcare Ltd.	4,620	64
Stockland REIT (Stapled Securities) (c)(d)	14,916	55
Suncorp Group Ltd.	14,223	125
TABCORP Holdings Ltd.	8,738	31
Telstra Corp. Ltd.	60,914	189
Toll Holdings Ltd. (a)	9,948	52
Transurban Group (Stapled Securities) (c)	19,544	110
Treasury Wine Estates Ltd. (b)	11,662	42
Wesfarmers Ltd.	14,902	511
Wesfarmers Ltd. PPS	4,532	157
Westfield Group REIT (Stapled Securities) (c)(d)	18,701	174

	Shares	Value (000)
Westfield Retail Trust REIT	18,701	$54
Westpac Banking Corp.	13,763	330
Woodside Petroleum Ltd.	11,013	486
Woolworths Ltd.	21,121	630
WorleyParsons Ltd.	1,647	50
		27,912
Austria (0.7%)
Erste Group Bank AG	17,739	929
OMV AG	9,727	425
Raiffeisen Bank International AG (a)	5,013	258
Telekom Austria AG	32,532	415
Verbund AG (a)	4,525	197
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,944	162
Voestalpine AG	12,794	706
		3,092
Belgium (0.8%)
Ageas	17,115	46
Anheuser-Busch InBev N.V.	27,515	1,596
Anheuser-Busch InBev N.V. (b)	17,784	—	@
Belgacom SA	6,959	249
Groupe Bruxelles Lambert SA	3,704	329
Solvay SA	3,535	546
UCB SA	4,789	215
Umicore SA	7,386	403
		3,384
Brazil (1.2%)
All America Latina Logistica SA	14,500	122
Banco Bradesco SA (Preference)	17,117	348
Banco do Brasil SA	13,700	246
Banco Santander Brasil SA (Units) (d)	6,200	73
BM&F Bovespa SA	17,100	113
Bradespar SA (Preference)	2,948	75
BRF - Brasil Foods SA	20,748	352
CCR SA	2,300	68
Centrais Eletricas Brasileiras SA	5,600	75
Centrais Eletricas Brasileiras SA (Preference)	4,361	74
Cia de Bebidas das Americas (Preference)	11,900	391
Cia Energetica de Minas Gerais (Preference)	3,462	70
Cia Siderurgica Nacional SA	4,600	56
Cielo SA	2,240	56
Embraer SA	5,100	39
Gerdau SA (Preference)	5,331	56
Hypermarcas SA	2,300	22
Itau Unibanco Holding SA (Preference)	20,457	478
Itausa - Investimentos Itau SA (Preference)	23,548	181
Lojas Renner SA	1,200	46
Metalurgica Gerdau SA (Preference)	2,390	31
Natura Cosmeticos SA	2,000	50
OGX Petroleo e Gas Participacoes SA (b)	10,400	97
PDG Realty SA Empreendimentos e Participacoes	9,200	52
Petroleo Brasileiro SA	24,700	415

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Brazil (cont'd)
Petroleo Brasileiro SA (Preference)	34,674	$527
Redecard SA	2,900	44
Souza Cruz SA	3,800	48
Tele Norte Leste Participacoes SA (Preference)	4,284	66
Telecomunicacoes de Sao Paulo SA (Preference)	2,309	67
Ultrapar Participacoes SA (Preference)	3,200	57
Usinas Siderurgicas de Minas Gerais SA	1,100	16
Usinas Siderurgicas de Minas Gerais SA (Preference)	2,758	24
Vale SA	11,200	355
Vale SA (Preference)	16,809	481
		5,271
China (1.1%)
Agricultural Bank of China Ltd. (a)	60,000	32
AIA Group Ltd. (b)	167,200	582
Alibaba.com Ltd. (a)	31,000	50
Aluminum Corp. of China Ltd. (a)	18,000	16
Anhui Conch Cement Co., Ltd. (a)	18,000	85
Anta Sports Products Ltd. (a)	12,700	23
Bank of China Ltd., Class H	223,000	109
Bank of Communications Co., Ltd. (a)	34,000	33
BBMG Corp. (a)	20,000	30
Beijing Capital International Airport Co., Ltd. (a)(b)	84,000	39
Beijing Enterprises Holdings Ltd. (a)	8,500	44
Belle International Holdings Ltd. (a)	27,000	57
Byd Co., Ltd. (a)(b)	7,000	23
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (a)	5,980	11
Chaoda Modern Agriculture Holdings Ltd. (a)	34,000	15
China Agri-Industries Holdings Ltd. (a)	19,000	20
China Citic Bank Corp. Ltd., Class H (a)(b)	31,000	19
China Coal Energy Co., Ltd., Class H	21,000	28
China Communications Construction Co., Ltd.	18,000	16
China Construction Bank Corp., Class H (a)	176,000	147
China COSCO Holdings Co., Ltd., Class H (a)	125,000	98
China Dongxiang Group Co. (a)	67,000	21
China Life Insurance Co., Ltd., Class H (a)	30,000	103
China Longyuan Power Group Corp. (a)	27,000	26
China Mengniu Dairy Co., Ltd. (a)	33,000	111
China Merchants Bank Co., Ltd. (a)	14,500	35
China Merchants Holdings International Co., Ltd.	14,000	54
China Minsheng Banking Corp. Ltd., Class H (a)	27,500	25
China Mobile Ltd.	19,500	181
China National Building Material Co., Ltd. (a)	44,000	87
China Oilfield Services Ltd., Class H	6,000	11
China Overseas Land & Investment Ltd. (a)	14,000	30
China Pacific Insurance Group Co., Ltd., Class H (a)	6,000	25
China Petroleum & Chemical Corp., Class H	68,000	69
China Railway Group Ltd. (a)	25,000	12
China Resources Cement Holdings Ltd. (a)	100,000	95
China Resources Enterprise Ltd. (a)	22,000	90

	Shares	Value (000)
China Resources Land Ltd. (a)	8,000	$15
China Resources Power Holdings Co., Ltd.	22,000	43
China Shanshui Cement Group Ltd.	22,000	26
China Shenhua Energy Co., Ltd.	14,500	70
China Shineway Pharmaceutical Group Ltd. (a)	15,100	30
China Shipping Container Lines Co., Ltd. (a)(b)	21,000	7
China Shipping Development Co., Ltd. (a)	40,000	37
China Telecom Corp. Ltd., Class H	50,000	33
China Travel International Inv HK	404,000	70
China Unicom Hong Kong Ltd. (a)	18,000	36
China Yurun Food Group Ltd. (a)	24,000	68
Citic Pacific Ltd. (a)	7,000	18
CNOOC Ltd.	56,000	132
COSCO Pacific Ltd.	24,000	42
Datang International Power Generation Co., Ltd. (a)	420,000	143
Dongfeng Motor Group Co., Ltd., Class H (a)	22,000	42
ENN Energy Holdings Ltd.	6,000	20
GCL Poly Energy Holdings Ltd. (a)	122,000	64
Geely Automobile Holdings Ltd. (a)	69,900	27
Golden Eagle Retail Group Ltd. (a)	22,000	56
GOME Electrical Appliances Holdings Ltd. (a)	67,000	27
Great Wall Motor Co., Ltd. (a)	8,000	13
Guangzhou Automobile Group Co., Ltd. (a)	14,000	17
Hengan International Group Co., Ltd.	5,500	50
Huaneng Power International, Inc. (a)	258,000	136
Industrial & Commercial Bank of China, Class H	222,000	170
Jiangxi Copper Co., Ltd.	11,000	37
Kingboard Chemical Holdings Ltd.	5,500	26
Lenovo Group Ltd. (a)	110,000	63
Li Ning Co., Ltd. (a)	18,000	31
Parkson Retail Group Ltd. (a)	48,500	71
PetroChina Co., Ltd., Class H (a)	70,000	102
PICC Property & Casualty Co., Ltd. (a)(b)	14,000	24
Ping An Insurance Group Co. of China Ltd., Class H (a)	6,500	68
Semiconductor Manufacturing International Corp. (a)(b)	147,000	12
Skyworth Digital Holdings Ltd. (a)	24,000	14
Tencent Holdings Ltd.	11,300	310
Tingyi Cayman Islands Holding Corp. (a)	38,000	118
Tsingtao Brewery Co., Ltd., Class H (a)	6,000	35
Want Want China Holdings Ltd. (a)	64,000	62
Weichai Power Co., Ltd. (a)	2,000	12
Wumart Stores, Inc. (a)	9,000	22
Wynn Macau Ltd. (a)	37,600	124
Yanzhou Coal Mining Co., Ltd. (a)	8,000	31
Zijin Mining Group Co., Ltd. (a)	30,000	15
ZTE Corp. (a)	11,280	41
		5,062
Denmark (1.0%)
AP Moller - Maersk A/S Series B	80	690
DSV A/S	13,027	313

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Denmark (cont'd)
Novo Nordisk A/S Series B	21,308	$2,671
Novozymes A/S, Class B	4,191	682
Vestas Wind Systems A/S (b)	11,266	262
		4,618
Finland (1.2%)
Fortum Oyj	16,766	485
Kesko Oyj, Class B	10,179	474
Kone Oyj, Class B	6,843	430
Metso Oyj	7,071	402
Neste Oil Oyj	5,848	92
Nokia Oyj	195,343	1,262
Outokumpu Oyj (a)	9,634	127
Rautaruukki Oyj (a)	6,023	136
Sampo Oyj, Class A	15,044	486
Stora Enso Oyj, Class R	40,653	426
UPM-Kymmene Oyj	35,360	646
Wartsila Oyj	6,222	210
		5,176
France (8.3%)
Accor SA (a)	6,362	285
Air Liquide SA	11,268	1,615
Alcatel-Lucent (b)	46,984	271
Alstom SA (a)	16,979	1,046
ArcelorMittal	30,308	1,055
Atos Origin SA	783	44
AXA SA	45,346	1,030
BNP Paribas SA	39,680	3,060
Bouygues SA	12,799	563
Cap Gemini SA (a)	4,704	276
Carrefour SA (a)(b)	33,138	1,361
Casino Guichard Perrachon SA	3,882	366
Cie de St-Gobain	6,519	422
Cie Generale d'Optique Essilor International SA	9,007	731
Cie Generale de Geophysique-Veritas (b)	8,276	305
Cie Generale des Etablissements Michelin Series B	3,827	374
CNP Assurances	5,146	112
Credit Agricole SA	25,218	379
Danone	18,289	1,365
Dassault Systemes SA	2,033	173
Edenred	6,362	194
EDF SA (a)	109	4
Eurazeo	849	62
European Aeronautic Defence and Space Co., N.V. (a)	5,238	175
Fonciere Des Regions REIT	824	87
France Telecom SA	50,596	1,076
GDF Suez	11,399	417
Gecina SA REIT	664	93
Hermes International (a)	1,534	454
ICADE REIT	696	86
Imerys SA	1,229	87

	Shares	Value (000)
Klepierre REIT	3,071	$127
L'Oreal SA	1,872	243
Lafarge SA (a)	11,703	746
Lagardere SCA	5,389	228
LVMH Moet Hennessy Louis Vuitton SA	5,928	1,067
Neopost SA (a)	1,061	91
Pernod-Ricard SA	1,127	111
Peugeot SA (a)	4,460	200
PPR	1,535	273
Publicis Groupe SA	2,615	146
Renault SA	4,368	259
Safran SA	2,248	96
Sanofi	29,726	2,389
Schneider Electric SA	7,956	1,329
SCOR SE	5,247	149
Societe BIC SA	992	96
Societe Generale SA	22,684	1,344
Societe Television Francaise 1 (a)	6,479	118
Sodexo	3,056	239
STMicroelectronics N.V. (a)	19,861	198
Technip SA	9,001	964
Thales SA	2,352	101
Total SA	104,502	6,044
Unibail-Rodamco SE REIT	2,921	675
Vallourec SA	2,476	301
Veolia Environnement SA (a)	10,813	305
Vinci SA	12,778	819
Vivendi SA	24,867	692
		36,918
Germany (8.0%)
Adidas AG	5,181	411
Allianz SE (Registered)	11,225	1,568
BASF SE	33,863	3,314
Bayer AG (Registered)	22,867	1,838
Bayerische Motoren Werke AG	10,525	1,049
Beiersdorf AG	1,968	128
Celesio AG	3,757	75
Commerzbank AG (b)	13,979	60
Continental AG (b)	1,192	125
Daimler AG (Registered)	36,504	2,747
Deutsche Bank AG (Registered)	22,377	1,322
Deutsche Boerse AG	1,776	135
Deutsche Lufthansa (Registered)	8,463	184
Deutsche Post AG (Registered)	26,961	518
Deutsche Telekom AG (Registered)	102,390	1,606
E.ON AG	74,947	2,128
Esprit Holdings Ltd.	20,903	65
Fresenius Medical Care AG & Co. KGaA	8,730	653
GEA Group AG	4,880	174
Henkel AG & Co. KGaA (Preference)	2,916	202
Hochtief AG	2,630	219
K&S AG	2,249	173
Lanxess AG	2,566	210

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Germany (cont'd)
Linde AG	4,499	$789
MAN SE	2,972	400
Merck KGaA	1,607	175
Metro AG	10,612	642
Muenchener Rueckversicherungs AG (Registered)	5,159	788
Porsche Automobil Holding SE (Preference) (a)	5,480	435
Puma AG Rudolf Dassler Sport (a)	241	76
RWE AG	11,421	632
RWE AG (Preference)	877	45
SAP AG	41,170	2,490
Siemens AG (Registered)	52,735	7,241
ThyssenKrupp AG	11,854	615
TUI AG (b)	5,333	58
Volkswagen AG	8,365	1,537
Volkswagen AG (Preference)	4,161	858
		35,685
Hong Kong (1.8%)
Bank of East Asia Ltd. (a)	37,016	152
BOC Hong Kong Holdings Ltd.	84,500	246
Cheung Kong Holdings Ltd.	54,000	794
CLP Holdings Ltd.	48,500	430
Guangdong Investment Ltd.	124,000	66
Hang Lung Group Ltd.	32,000	204
Hang Lung Properties Ltd.	95,000	393
Hang Seng Bank Ltd. (a)	26,000	416
Henderson Land Development Co., Ltd. (a)	42,892	278
Hengdeli Holdings Ltd. (a)	35,300	19
Hong Kong & China Gas Co., Ltd.	91,410	208
Hong Kong Exchanges and Clearing Ltd. (a)	23,473	494
Hongkong Electric Holdings Ltd.	36,000	273
Hopewell Holdings Ltd.	22,000	70
Hutchison Whampoa Ltd.	71,000	770
Hysan Development Co., Ltd.	24,393	121
Kerry Properties Ltd.	28,000	136
Link (The) REIT	49,315	168
MTR Corp. (a)	39,316	140
New World Development Co., Ltd.	99,753	152
Sands China Ltd. (a)(b)	62,000	169
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	34,800	50
Shangri-La Asia Ltd.	36,500	90
Sino Land Co., Ltd. (a)	101,742	165
Sun Hung Kai Properties Ltd.	54,505	795
Swire Pacific Ltd.	30,000	442
Wharf Holdings Ltd.	61,900	432
Wheelock & Co., Ltd.	35,000	142
		7,815
Indonesia (0.6%)
Adaro Energy Tbk PT	256,000	73
Astra International Tbk PT	48,500	360
Bank Central Asia Tbk PT	293,500	262
Bank Danamon Indonesia Tbk PT	74,500	52

	Shares	Value (000)
Bank Mandiri Tbk PT	225,000	$190
Bank Negara Indonesia Persero Tbk PT	192,500	87
Bank Rakyat Indonesia Persero Tbk PT	271,000	206
Bumi Resources Tbk PT	444,500	153
Charoen Pokphand Indonesia Tbk PT	206,500	48
Golden Agri-Resources Ltd.	184,315	103
Gudang Garam Tbk PT	14,500	84
Indo Tambangraya Megah PT	10,700	56
Indocement Tunggal Prakarsa Tbk PT	35,500	71
Indofood Sukses Makmur Tbk PT	111,500	75
Kalbe Farma Tbk PT	127,000	50
Perusahaan Gas Negara PT	262,000	123
Semen Gresik Persero Tbk PT	87,500	98
Tambang Batubara Bukit Asam Tbk PT	20,500	50
Telekomunikasi Indonesia Tbk PT	236,500	203
Unilever Indonesia Tbk PT	34,500	60
United Tractors Tbk PT	41,484	121
		2,525
Japan (18.9%)
77 Bank Ltd. (The)	18,000	79
Advantest Corp.	8,290	152
Aeon Credit Service Co., Ltd.	2,300	31
Aeon Mall Co., Ltd.	12,500	303
Aisin Seiki Co., Ltd.	7,900	306
Amada Co., Ltd.	12,000	92
Asahi Breweries Ltd. (a)	13,300	268
Asahi Glass Co., Ltd. (a)	50,800	593
Asahi Kasei Corp. (a)	50,000	338
Bank of Kyoto Ltd. (The) (a)	7,000	64
Bank of Yokohama Ltd. (The) (a)	46,000	230
Benesse Holdings, Inc.	2,400	103
Bridgestone Corp. (a)	50,700	1,167
Canon, Inc. (a)	30,700	1,464
Casio Computer Co., Ltd. (a)	14,600	103
Central Japan Railway Co.	55	432
Chiba Bank Ltd. (The) (a)	18,000	113
Chubu Electric Power Co., Inc.	10,300	202
Citizen Holdings Co., Ltd.	16,800	100
Credit Saison Co., Ltd.	3,100	52
Dai Nippon Printing Co., Ltd.	16,600	187
Daicel Chemical Industries Ltd.	8,000	53
Daiichi Sankyo Co., Ltd.	18,000	352
Daikin Industries Ltd.	15,400	546
Daito Trust Construction Co., Ltd.	4,200	357
Daiwa House Industry Co., Ltd.	26,600	335
Daiwa Securities Group, Inc. (a)	61,000	269
Denki Kagaku Kogyo KK	21,000	101
Denso Corp.	41,850	1,554
Dowa Holdings Co., Ltd. (a)	25,000	155
East Japan Railway Co.	13,700	787
FamilyMart Co., Ltd.	5,496	202
FANUC Corp.	12,200	2,034
Fast Retailing Co., Ltd. (a)	5,700	923

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Fuji Electric Holdings Co., Ltd. (a)	11,000	$34
FUJIFILM Holdings Corp.	34,100	1,063
Fujitsu Ltd.	131,200	750
Fukuoka Financial Group, Inc.	26,000	109
Furukawa Electric Co., Ltd. (a)	25,800	108
GS Yuasa Corp. (a)	29,000	194
Hirose Electric Co., Ltd. (a)	1,200	123
Hitachi Construction Machinery Co., Ltd. (a)	14,400	322
Hitachi Ltd. (a)	142,000	839
Hokkaido Electric Power Co., Inc.	2,200	37
Hokuhoku Financial Group, Inc.	48,000	95
Honda Motor Co., Ltd. (a)	70,604	2,721
Hoya Corp.	17,500	388
Ibiden Co., Ltd.	10,000	313
IHI Corp.	48,000	124
Inpex Corp.	78	576
ITOCHU Corp.	84,700	881
Itochu Techno-Solutions Corp.	1,800	64
Japan Real Estate Investment Corp. REIT	26	255
Japan Retail Fund Investment Corp. REIT	81	125
Japan Tobacco, Inc.	132	509
JFE Holdings, Inc.	22,200	611
JGC Corp. (a)	32,000	876
Joyo Bank Ltd. (The)	35,000	147
JS Group Corp. (a)	10,100	260
JSR Corp.	6,200	120
JX Holdings, Inc.	90,546	611
Kajima Corp.	53,400	153
Kaneka Corp.	10,000	66
Kansai Electric Power Co., Inc. (The)	14,700	293
Kawasaki Heavy Industries Ltd.	45,000	180
Kawasaki Kisen Kaisha Ltd. (a)	110,000	385
Keikyu Corp. (a)	15,000	109
Keio Corp. (a)	9,000	50
Keyence Corp.	3,030	859
Kintetsu Corp. (a)	64,200	206
Kirin Holdings Co., Ltd. (a)	26,000	364
Kobe Steel Ltd.	80,000	182
Komatsu Ltd.	67,400	2,097
Konami Corp. (a)	4,800	114
Konica Minolta Holdings, Inc.	19,500	163
Kubota Corp.	93,000	828
Kuraray Co., Ltd.	14,000	206
Kurita Water Industries Ltd. (a)	2,900	87
Kyocera Corp.	11,400	1,160
Kyushu Electric Power Co., Inc.	6,400	115
Mabuchi Motor Co., Ltd. (a)	5,600	283
Makita Corp.	4,200	195
Marubeni Corp.	79,000	525
Matsui Securities Co., Ltd. (a)	7,900	38
Minebea Co., Ltd.	19,000	101
Mitsubishi Chemical Holdings Corp.	54,000	383

	Shares	Value (000)
Mitsubishi Corp.	82,800	$2,075
Mitsubishi Electric Corp.	137,800	1,600
Mitsubishi Estate Co., Ltd.	60,000	1,053
Mitsubishi Heavy Industries Ltd. (a)	146,000	688
Mitsubishi Logistics Corp.	4,000	45
Mitsubishi Materials Corp.	77,000	243
Mitsubishi UFJ Financial Group, Inc. (See Note G-2)	239,546	1,166
Mitsui & Co., Ltd.	73,000	1,262
Mitsui Chemicals, Inc. (a)	21,000	77
Mitsui Fudosan Co., Ltd.	42,400	731
Mitsui Mining & Smelting Co., Ltd.	48,000	162
Mitsui OSK Lines Ltd.	44,000	237
Mizuho Financial Group, Inc.	541,500	893
Mizuho Securities Co., Ltd. (b)	26,000	63
MS&AD Insurance Group Holdings	12,160	285
Murata Manufacturing Co., Ltd. (a)	8,500	568
Nabtesco Corp.	7,700	187
NEC Corp. (b)	100,400	230
NGK Insulators Ltd.	27,600	515
NGK Spark Plug Co., Ltd.	8,000	110
Nidec Corp. (a)	4,600	429
Nikon Corp. (a)	11,600	274
Nintendo Co., Ltd.	4,800	904
Nippon Building Fund, Inc. REIT (a)	29	283
Nippon Electric Glass Co., Ltd.	27,500	352
Nippon Express Co., Ltd.	33,800	137
Nippon Paper Group, Inc.	3,700	82
Nippon Sheet Glass Co., Ltd.	21,000	65
Nippon Steel Corp. (a)	319,000	1,035
Nippon Telegraph & Telephone Corp.	10,600	515
Nippon Yusen KK (a)	43,000	160
Nishi-Nippon City Bank Ltd. (The)	18,000	53
Nissan Chemical Industries Ltd.	6,500	72
Nissan Motor Co., Ltd.	97,600	1,025
Nisshinbo Holdings, Inc.	3,000	29
Nitto Denko Corp.	8,300	422
NKSJ Holdings, Inc.	30,800	203
Nomura Holdings, Inc.	86,400	427
Nomura Research Institute Ltd.	5,900	129
NSK Ltd.	29,000	289
NTN Corp. (a)	21,000	120
NTT Data Corp.	64	213
NTT DoCoMo, Inc.	144	257
Obayashi Corp.	35,000	153
Obic Co., Ltd.	480	90
OJI Paper Co., Ltd.	89,400	429
Olympus Corp. (a)	4,800	162
Omron Corp. (a)	16,900	470
Oracle Corp. Japan	1,900	83
Oriental Land Co., Ltd. (a)	2,500	212
ORIX Corp. (a)	470	46
Osaka Gas Co., Ltd. (a)	38,600	147
Panasonic Corp.	109,000	1,332

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Resona Holdings, Inc.	12,400	$58
Rohm Co., Ltd.	6,000	344
Ryohin Keikaku Co., Ltd.	4,300	206
SBI Holdings, Inc.	383	36
Secom Co., Ltd.	6,400	307
Seiko Epson Corp. (a)	16,200	281
Sekisui Chemical Co., Ltd.	18,000	154
Sekisui House Ltd.	38,600	359
Seven & I Holdings Co., Ltd.	16,600	447
Sharp Corp. (a)	31,200	285
Shimamura Co., Ltd. (a)	900	86
Shimano, Inc. (a)	6,900	379
Shimizu Corp.	36,600	152
Shin-Etsu Chemical Co., Ltd.	23,396	1,255
Shinsei Bank Ltd. (a)	43,000	43
Shiseido Co., Ltd.	12,000	224
Shizuoka Bank Ltd. (The) (a)	16,000	147
Showa Denko KK	31,000	64
Showa Shell Sekiyu KK (a)	7,500	70
SMC Corp.	4,500	811
Softbank Corp.	48,000	1,818
Sony Corp.	37,397	990
Stanley Electric Co., Ltd.	14,500	254
Sumitomo Chemical Co., Ltd.	55,600	278
Sumitomo Corp.	43,800	597
Sumitomo Electric Industries Ltd.	27,500	401
Sumitomo Heavy Industries Ltd.	21,000	146
Sumitomo Metal Industries Ltd.	246,000	553
Sumitomo Metal Mining Co., Ltd.	58,800	965
Sumitomo Mitsui Financial Group, Inc.	27,100	834
Sumitomo Mitsui Trust Holdings, Inc.	148,544	518
Sumitomo Realty & Development Co., Ltd.	18,000	402
Suzuki Motor Corp.	13,500	304
Sysmex Corp.	5,700	214
T&D Holdings, Inc.	7,050	167
Taisei Corp. (a)	52,000	119
Takeda Pharmaceutical Co., Ltd.	6,300	291
TDK Corp. (a)	5,200	286
Teijin Ltd.	36,400	161
Terumo Corp.	11,900	643
THK Co., Ltd.	2,200	56
Tobu Railway Co., Ltd. (a)	33,400	141
Tohoku Electric Power Co., Inc. (a)	8,700	126
Tokio Marine Holdings, Inc.	30,152	847
Tokyo Electron Ltd.	12,500	682
Tokyo Gas Co., Ltd.	44,600	202
Tokyu Corp.	40,400	168
Tokyu Land Corp.	31,000	132
TonenGeneral Sekiyu KK (a)	14,000	172
Toppan Printing Co., Ltd.	16,600	129
Toray Industries, Inc.	49,100	363
Toshiba Corp. (a)	159,000	842

	Shares	Value (000)
Tosoh Corp.	23,000	$92
TOTO Ltd.	20,600	160
Toyo Seikan Kaisha Ltd.	8,000	134
Toyota Boshoku Corp. (a)	7,500	124
Toyota Industries Corp.	3,250	107
Toyota Motor Corp.	84,300	3,549
Trend Micro, Inc.	4,800	149
Unicharm Corp.	8,800	385
Ushio, Inc.	2,200	44
USS Co., Ltd.	1,250	97
West Japan Railway Co.	1,900	74
Yahoo! Japan Corp. (a)	763	263
Yakult Honsha Co., Ltd. (a)	7,099	206
Yamada Denki Co., Ltd. (a)	4,190	342
Yamaha Corp.	5,100	58
Yamaha Motor Co., Ltd. (b)	1,800	33
Yamato Holdings Co., Ltd.	10,600	167
Yokogawa Electric Corp. (a)(b)	11,000	94
		83,820
Korea, Republic of (0.9%)
Amorepacific Corp.	22	25
Cheil Industries, Inc.	481	58
Daewoo Securities Co., Ltd.	1,230	21
Doosan Heavy Industries and Construction Co., Ltd.	646	34
E-Mart Co., Ltd. (b)	159	36
GS Engineering & Construction Corp.	417	51
Hana Financial Group, Inc.	1,290	45
Hynix Semiconductor, Inc.	3,060	72
Hyundai Engineering & Construction Co., Ltd.	500	41
Hyundai Heavy Industries Co., Ltd.	284	119
Hyundai Mobis	397	149
Hyundai Motor Co.	949	212
Hyundai Steel Co.	507	62
Industrial Bank of Korea	2,060	36
KB Financial Group, Inc.	2,410	115
Kia Motors Corp.	1,430	97
Korea Electric Power Corp. (b)	1,710	45
Korea Exchange Bank	3,450	31
Korean Air Lines Co., Ltd.	248	16
KT Corp.	1,430	54
KT&G Corp.	749	47
LG Chem Ltd.	298	137
LG Corp.	1,151	87
LG Display Co., Ltd.	1,520	42
LG Electronics, Inc.	617	48
LG Household & Health Care Ltd.	62	27
Lotte Shopping Co., Ltd.	87	42
NCSoft Corp.	104	28
NHN Corp. (b)	282	50
OCI Co., Ltd.	119	45
POSCO	400	174
S-Oil Corp.	490	64

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
Samsung C&T Corp.	985	$76
Samsung Electro-Mechanics Co., Ltd.	391	34
Samsung Electronics Co., Ltd.	1,696	1,318
Samsung Electronics Co., Ltd. (Preference)	124	65
Samsung Engineering Co., Ltd.	238	57
Samsung Fire & Marine Insurance Co., Ltd.	256	60
Samsung Heavy Industries Co., Ltd.	1,520	68
Samsung SDI Co., Ltd.	244	38
Samsung Securities Co., Ltd.	482	36
Samsung Techwin Co., Ltd.	263	23
Shinhan Financial Group Co., Ltd.	2,670	127
Shinsegae Co., Ltd.	56	18
SK Innovation Co., Ltd.	427	81
SK Telecom Co., Ltd.	333	50
Woori Finance Holdings Co., Ltd.	1,590	21
		4,182
Malta (0.0%)
BGP Holdings PLC (b)(e)	72,261	—
Mexico (0.5%)
Alfa SAB de CV	3,900	58
America Movil SAB de CV	511,400	690
Cemex SAB de CV (Units) (b)(d)	125,300	108
Fomento Economico Mexicano SAB de CV (Units) (d)	28,700	191
Grupo Bimbo SAB de CV	24,000	55
Grupo Elektra SA de CV	995	51
Grupo Financiero Banorte SAB de CV Series O	21,300	97
Grupo Financiero Inbursa SA	11,600	59
Grupo Mexico SAB de CV Series B	49,800	164
Grupo Modelo SAB de CV	8,900	54
Grupo Televisa SA	34,100	168
Industrias Penoles SAB de CV	1,405	53
Kimberly-Clark de Mexico SAB de CV, Class A	8,000	53
Mexichem SAB de CV	11,100	45
Minera Frisco SAB de CV (b)	8,500	41
Telefonos de Mexico SAB de CV	84,900	70
Wal-Mart de Mexico SAB de CV Series V	92,802	275
		2,232
Netherlands (2.9%)
Aegon N.V. (b)	75,461	514
Akzo Nobel N.V. (a)	15,327	967
ASML Holding N.V.	22,764	839
Corio N.V. REIT	2,333	155
Fugro N.V.	4,834	349
Heineken N.V.	13,278	799
ING Groep N.V. (b)	44,362	547
Koninklijke Ahold N.V.	1,806	24
Koninklijke DSM N.V.	9,077	589
Koninklijke KPN N.V.	108,793	1,581
Koninklijke Philips Electronics N.V.	56,305	1,445
Reed Elsevier N.V.	40,092	538
SBM Offshore N.V.	11,112	294

	Shares	Value (000)
TNT Express N.V. (b)	35,304	$366
TNT N.V.	35,304	300
Unilever N.V. CVA	89,773	2,941
Wolters Kluwer N.V.	27,231	603
		12,851
Norway (2.1%)
DnB NOR ASA	57,585	803
Norsk Hydro ASA	79,730	610
Orkla ASA	57,055	542
Renewable Energy Corp. ASA (a)(b)	9,300	16
Seadrill Ltd.	45,028	1,585
Statoil ASA	73,716	1,867
Telenor ASA	121,666	1,992
Yara International ASA	33,098	1,871
		9,286
Philippines (0.5%)
Aboitiz Equity Ventures, Inc.	231,000	224
Aboitiz Power Corp.	198,700	144
Alliance Global Group, Inc.	438,900	111
Ayala Corp.	24,096	178
Ayala Land, Inc.	578,500	208
Bank of the Philippine Islands	195,500	265
Energy Development Corp.	840,000	128
Manila Electric Co.	31,000	197
Metropolitan Bank & Trust	115,200	187
Philippine Long Distance Telephone Co.	5,120	277
SM Investments Corp.	20,140	249
SM Prime Holdings, Inc.	581,000	158
		2,326
Poland (0.6%)
Asseco Poland SA	4,735	85
Bank Handlowy w Warszawie SA	3,088	98
Bank Pekao SA	3,295	195
Bank Zachodni WBK SA	1,939	167
Getin Holding SA (b)	22,364	104
Globe Trade Centre SA (b)	4,016	27
KGHM Polska Miedz SA (b)	8,000	575
PBG SA (b)	600	30
Polski Koncern Naftowy Orlen SA (b)	18,572	351
Polskie Gornictwo Naftowe i Gazownictwo SA	47,514	73
Powszechna Kasa Oszczednosci Bank Polski SA	33,134	507
Telekomunikacja Polska SA	46,026	280
		2,492
Russia (0.5%)
Gazprom OAO ADR	59,066	865
Lukoil OAO ADR	5,996	381
MMC Norilsk Nickel OJSC ADR	9,590	251
Mobile Telesystems OJSC ADR	6,200	118
NovaTek OAO GDR	711	98
Polyus Gold OJSC ADR	1,677	53
Rosneft Oil Co. GDR	19,943	168
Surgutneftegas OJSC ADR (a)	10,100	99

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Russia (cont'd)
Tatneft ADR	3,497	$151
VTB Bank OJSC GDR	19,409	120
		2,304
Singapore (1.7%)
Ascendas Real Estate Investment Trust REIT	60,000	100
CapitaLand Ltd.	100,000	238
CapitaMall Trust REIT	85,514	131
City Developments Ltd.	22,741	193
ComfortDelGro Corp. Ltd.	64,538	77
DBS Group Holdings Ltd.	85,678	1,026
Fraser and Neave Ltd.	42,000	198
Genting Singapore PLC (a)(b)	284,000	448
Jardine Cycle & Carriage Ltd.	3,034	107
Keppel Corp. Ltd.	60,500	547
Noble Group Ltd. (a)	100,090	161
Olam International Ltd. (a)	15,000	33
Oversea-Chinese Banking Corp. Ltd.	157,758	1,204
SembCorp Industries Ltd.	44,183	180
SembCorp Marine Ltd. (a)	40,000	173
Singapore Airlines Ltd.	29,010	335
Singapore Exchange Ltd. (a)	24,581	151
Singapore Press Holdings Ltd. (a)	34,083	108
Singapore Technologies Engineering Ltd.	52,000	128
Singapore Telecommunications Ltd.	309,115	796
United Overseas Bank Ltd.	72,448	1,164
Wilmar International Ltd. (a)	45,000	199
		7,697
Spain (0.7%)
Banco Bilbao Vizcaya Argentaria SA (a)	80,968	949
Banco Santander SA	157,782	1,820
Telefonica SA	18,389	450
		3,219
Sweden (3.4%)
Alfa Laval AB	13,026	281
Assa Abloy AB Series B (a)	13,031	350
Atlas Copco AB, Class A	30,742	809
Atlas Copco AB, Class B	16,910	398
Electrolux AB (a)	9,836	235
Getinge AB, Class B (a)	14,547	390
Hennes & Mauritz AB, Class B	39,016	1,345
Holmen AB, Class B	3,444	107
Husqvarna AB, Class B	9,836	65
Investor AB, Class B	24,030	551
Lundin Petroleum AB (b)	10,225	139
Nordea Bank AB	132,177	1,420
Oriflame Cosmetics SA	10,049	494
Sandvik AB	46,062	808
Securitas AB, Class B	800	8
Skanska AB, Class B	27,480	492
SKF AB, Class B (a)	14,268	413
SSAB AB, Class A	11,631	174

	Shares	Value (000)
Svenska Cellulosa AB, Class B	38,155	$537
Svenska Handelsbanken AB, Class A	29,219	901
Swedish Match AB	13,822	464
Tele2 AB, Class B	9,285	184
Telefonaktiebolaget LM Ericsson, Class B	183,200	2,635
TeliaSonera AB	94,172	691
Volvo AB, Class A	19,032	332
Volvo AB, Class B	45,740	799
		15,022
Switzerland (9.3%)
ABB Ltd. (Registered) (b)	138,605	3,594
Baloise-Holding AG (Registered)	2,059	212
Cie Financiere Richemont SA	38,228	2,503
Credit Suisse Group AG (Registered) (b)	30,040	1,168
GAM Holding AG (b)	7,135	117
Geberit AG (Registered) (b)	1,413	335
Givaudan SA (Registered) (b)	370	391
Holcim Ltd. (Registered) (b)	12,177	919
Julius Baer Group Ltd. (b)	7,135	295
Logitech International SA (Registered) (a)(b)	9,587	107
Lonza Group AG (Registered) (b)	1,429	112
Nestle SA (Registered)	181,613	11,287
Novartis AG (Registered)	91,651	5,614
Pargesa Holding SA	286	27
Roche Holding AG (Genusschein)	26,850	4,492
Schindler Holding AG	2,457	299
Straumann Holding AG (Registered)	577	139
Swatch Group AG (The) (Registered)	2,421	217
Swatch Group AG (The) Series B	3,257	1,643
Swiss Life Holding AG (Registered) (b)	911	149
Swiss Re Ltd. (b)	17,444	980
Swisscom AG (Registered)	1,138	522
Syngenta AG (Registered) (b)	7,361	2,485
Synthes, Inc.	4,449	783
UBS AG (Registered) (b)	87,060	1,588
Zurich Financial Services AG (b)	5,104	1,290
		41,268
Thailand (0.5%)
Bangkok Bank PCL	44,800	231
Bangkok Bank PCL (Foreign Registered)	80,800	417
Bank of Ayudhya PCL	180,100	162
Kasikornbank PCL	56,800	228
Kasikornbank PCL (Foreign)	111,100	454
Krung Thai Bank PCL	249,700	154
Siam Commercial Bank PCL (Foreign)	145,400	526
		2,172
United Kingdom (19.5%)
3i Group PLC	16,093	73
Admiral Group PLC	5,309	141
Aggreko PLC	39,687	1,229
AMEC PLC	19,422	339
Anglo American PLC	50,872	2,521

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
ARM Holdings PLC	85,867	$812
AstraZeneca PLC	44,291	2,212
Aviva PLC	79,855	562
BAE Systems PLC	103,146	527
Balfour Beatty PLC	34,377	170
Barclays PLC	238,042	980
BG Group PLC	175,766	3,989
BHP Billiton PLC	29,097	1,140
BP PLC	588,720	4,338
British American Tobacco PLC	62,338	2,733
British Land Co., PLC REIT	30,701	300
British Sky Broadcasting Group PLC	80,070	1,088
BT Group PLC	380,963	1,236
Bunzl PLC	13,275	166
Burberry Group PLC	14,341	333
Capita Group PLC (The)	6,717	77
Capital Shopping Centres Group PLC REIT	17,037	109
Carnival PLC	6,781	263
Centrica PLC	92,493	480
Charter International PLC	44,354	564
Cobham PLC	37,383	127
Compass Group PLC	83,308	804
Diageo PLC	91,133	1,862
Experian PLC	24,768	315
Firstgroup PLC	22,411	123
G4S PLC	14,295	64
GlaxoSmithKline PLC	166,949	3,575
Hammerson PLC REIT	24,599	190
Home Retail Group PLC	25,617	67
HSBC Holdings PLC	670,857	6,655
Imperial Tobacco Group PLC	24,791	824
Intercontinental Hotels Group PLC	13,994	286
International Power PLC	13,555	70
Invensys PLC	21,613	112
Investec PLC	5,696	46
J Sainsbury PLC	44,001	233
Johnson Matthey PLC	8,346	263
Kingfisher PLC	35,198	151
Land Securities Group PLC REIT	27,487	376
Legal & General Group PLC	206,043	391
Lloyds Banking Group PLC (b)	351,567	276
Man Group PLC	61,874	235
Marks & Spencer Group PLC	46,420	269
National Grid PLC	104,557	1,029
Next PLC	7,151	267
Old Mutual PLC	153,776	329
Pearson PLC	36,307	688
Petrofac Ltd.	12,098	294
Prudential PLC	69,054	798
Randgold Resources Ltd.	8,138	684
Reckitt Benckiser Group PLC	22,412	1,237

	Shares	Value (000)
Reed Elsevier PLC	49,612	$451
Rexam PLC	26,899	165
Rio Tinto PLC	56,366	4,070
Rolls-Royce Holdings PLC (b)	56,244	582
Royal Bank of Scotland Group PLC (b)	606,867	376
Royal Dutch Shell PLC, Class A	187,703	6,688
Royal Dutch Shell PLC, Class B	143,115	5,109
RSA Insurance Group PLC	104,640	226
SABMiller PLC	43,035	1,569
Sage Group PLC (The)	60,492	281
Schroders PLC	2,457	61
Scottish & Southern Energy PLC	46,176	1,033
Segro PLC REIT	25,562	128
Serco Group PLC	5,810	52
Severn Trent PLC	15,300	361
Smith & Nephew PLC	102,037	1,089
Smiths Group PLC	12,382	239
Standard Chartered PLC	88,350	2,322
Standard Life PLC	58,754	199
Tesco PLC	247,194	1,597
Unilever PLC	36,785	1,187
United Utilities Group PLC	6,703	64
Vodafone Group PLC	2,363,401	6,281
Whitbread PLC	8,223	213
Wolseley PLC	2,052	67
WPP PLC	162,859	2,039
Xstrata PLC	54,276	1,197
		86,668
United States (0.1%)
Lend Lease Group (Stapled Securities) (c)(d)	10,636	103
Li & Fung Ltd. (Hong Kong) (a)	100,000	201
		304
Total Common Stocks (Cost $370,571)		413,301
	No. of Rights
Rights (0.0%)
China (0.0%)
China CITIC Bank Corp. (b) (Cost $—)	6,200	1
	Shares
Short-Term Investments (10.7%)
Securities held as Collateral on Loaned Securities (6.9%)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	24,924,229	24,924

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (1.3%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $356; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $363)	$356	$356
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $5,650; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 8/1/36 - 9/1/40; valued at $5,763)	5,650	5,650
		6,006
Total Securities held as Collateral on Loaned Securities (Cost $30,930)		30,930
	Shares
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $16,802)	16,801,760	16,802
Total Short-Term Investments (Cost $47,732)		47,732
Total Investments (103.8%) (Cost $418,303) Including $29,689 of Securities Loaned (f)(g)		461,034
Liabilities in Excess of Other Assets (-3.8%)		(17,041)
Net Assets (100.0%)		$443,993

(a)  All or a portion of this security was on loan at June 30, 2011.

(b)  Non-income producing security.

(c)  Comprised of securities in separate entities that are traded as a single stapled security.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  At June 30, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  The approximate market value and percentage of net assets, $403,017,000 and 90.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  Securities have been designated as collateral in connection with open foreign currency exchange and future contracts.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

GDR  Global Depositary Receipt.

PPS  Price Protected Shares.

REIT  Real Estate Investment Trust.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	USD	2,951	$2,951	7/14/11	EUR	2,056	$2,982	$31
Deutsche Bank AG London	AUD	2,553	2,736	7/14/11	USD	2,720	2,720	(16)
Goldman Sachs International	HKD	22,524	2,895	7/14/11	USD	2,894	2,894	(1)
Goldman Sachs International	USD	12,120	12,120	7/14/11	AUD	11,376	12,188	68
Goldman Sachs International	USD	1,936	1,936	7/14/11	EUR	1,350	1,956	20
JPMorgan Chase Bank	USD	6,035	6,035	7/14/11	EUR	4,206	6,098	63
Mellon Bank	HKD	59,326	7,624	7/14/11	USD	7,622	7,622	(2)
Mellon Bank	USD	7,811	7,811	7/14/11	EUR	5,444	7,892	81
Mellon Bank	USD	429	429	7/14/11	HKD	3,343	430	1
Royal Bank of Scotland	JPY	297,625	3,698	7/14/11	USD	3,699	3,699	1
State Street Bank and Trust Co.	GBP	1,970	3,161	7/14/11	USD	3,227	3,227	66
UBS AG	GBP	1,166	1,871	7/14/11	USD	1,888	1,888	17
UBS AG	HKD	17,236	2,215	7/14/11	USD	2,215	2,215	— @
UBS AG	JPY	182,484	2,267	7/14/11	USD	2,274	2,274	7
UBS AG	USD	5,275	5,275	7/14/11	EUR	3,676	5,330	55
UBS AG	USD	3,703	3,703	7/14/11	EUR	2,576	3,736	33
UBS AG	USD	8,556	8,556	7/14/11	GBP	5,223	8,381	(175)
UBS AG	USD	7,037	7,037	7/14/11	JPY	566,246	7,034	(3)
			$82,320				$82,566	$246

@    Value is less than $500.

AUD  —  Australian Dollar

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

JPY  —  Japanese Yen

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
DAX Index (Germany)	50	$13,398	Sep-11	$384
Euro STOXX 50 Index (Germany)	186	7,682	Sep-11	305
Hang Seng China ENT Index (Hong Kong)	27	2,186	Jul-11	6
TOPIX Index (Japan)	51	5,382	Sep-11	267
				$962

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$39	$1,736	$—		$1,775
Air Freight & Logistics	366	1,037	—		1,403
Airlines	—	554	—		554
Auto Components	—	4,270	—		4,270
Automobiles	—	15,508	—		15,508
Beverages	678	6,928	—		7,606
Biotechnology	—	292	—		292
Building Products	—	2,731	—		2,731
Capital Markets	—	5,952	—		5,952
Chemicals	45	19,772	—		19,817
Commercial Banks	2,162	38,176	—		40,338
Commercial Services & Supplies	—	2,440	—		2,440
Communications Equipment	—	4,209	—		4,209
Computers & Peripherals	—	2,273	—		2,273
Construction & Engineering	—	4,032	—		4,032
Construction Materials	108	2,631	—		2,739
Consumer Finance	—	83	—		83
Containers & Packaging	—	744	—		744
Distributors	—	308	—		308
Diversified Consumer Services	—	103	—		103
Diversified Financial Services	113	2,572	—	†	2,685
Diversified Telecommunication Services	203	12,108	—		12,311
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Electric Utilities	$219	$5,565	$—	$5,784
Electrical Equipment	—	9,324	—	9,324
Electronic Equipment, Instruments & Components	—	6,755	—	6,755
Energy Equipment & Services	—	4,191	—	4,191
Food & Staples Retailing	333	6,767	—	7,100
Food Products	407	17,805	—	18,212
Gas Utilities	—	700	—	700
Health Care Equipment & Supplies	—	4,245	—	4,245
Health Care Providers & Services	—	792	—	792
Hotels, Restaurants & Leisure	38	3,292	—	3,330
Household Durables	52	3,585	—	3,637
Household Products	53	1,911	—	1,964
Independent Power Producers & Energy Traders	—	690	—	690
Industrial Conglomerates	58	11,951	—	12,009
Information Technology Services	100	863	—	963
Insurance	980	12,185	—	13,165
Internet & Catalog Retail	—	67	—	67
Internet Software & Services	—	673	—	673
Leisure Equipment & Products	—	711	—	711
Life Sciences Tools & Services	—	112	—	112
Machinery	400	15,708	—	16,108
Marine	—	1,614	—	1,614
Media	168	6,699	—	6,867
Metals & Mining	1,352	36,729	—	38,081
Multi-Utilities	—	3,044	—	3,044
Multiline Retail	46	1,202	—	1,248
Office Electronics	—	1,718	—	1,718
Oil, Gas & Consumable Fuels	1,195	34,170	—	35,365
Paper & Forest Products	—	2,227	—	2,227
Personal Products	72	1,164	—	1,236
Pharmaceuticals	—	23,904	—	23,904
Professional Services	—	392	—	392
Real Estate Investment Trusts (REITs)	—	3,720	—	3,720
Real Estate Management & Development	—	8,409	—	8,409
Road & Rail	122	2,757	—	2,879

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$—	$4,574	$—		$4,574
Software	—	4,307	—		4,307
Specialty Retail	51	3,112	—		3,163
Textiles, Apparel & Luxury Goods	—	6,808	—		6,808
Tobacco	48	4,661	—		4,709
Trading Companies & Distributors	—	5,810	—		5,810
Transportation Infrastructure	68	290	—		358
Water Utilities	—	491	—		491
Wireless Telecommunication Services	808	8,864	—		9,672
Total Common Stocks	10,284	403,017	—	†	413,301
Rights	—	1	—		1
Short-Term Investments
Investment Company	41,726	—	—		41,726
Repurchase Agreements	—	6,006	—		6,006
Total Short-Term Investments	41,726	6,006	—		47,732
Foreign Currency Exchange Contracts	—	443	—		443
Futures Contracts	962	—	—		962
Total Assets	52,972	409,467	—	†	462,439
Liabilities:
Foreign Currency Exchange Contracts	—	(197)	—		(197)
Total	$52,972	$409,270	$—	†	$462,242

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $387,885,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—	‡
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—

†  Includes one or more securities which are valued at zero.

‡  Includes one or more securities with proceeds from sales of zero.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	68.0%
Commercial Banks	9.4
Metals & Mining	8.8
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	5.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2011.

**  Industries representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $28,648,000 with total unrealized appreciation of approximately $962,000 and open foreign currency exchange contracts with net unrealized appreciation of approximately $246,000.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Asian Equity Portfolio

	Shares	Value (000)
Common Stocks (97.1%)
China (26.1%)
AIA Group Ltd. (a)	5,400	$19
Belle International Holdings Ltd.	21,000	45
China Construction Bank Corp., Class H	60,000	50
China Mengniu Dairy Co., Ltd.	5,000	17
China Mobile Ltd.	3,000	28
China Pacific Insurance Group Co., Ltd., Class H	10,600	44
China Shipping Container Lines Co., Ltd. (a)	88,000	30
GCL Poly Energy Holdings Ltd.	14,000	7
Hengan International Group Co., Ltd.	500	4
Ping An Insurance Group Co. of China Ltd., Class H	4,000	42
Shanghai Pharmaceuticals Holding Co., Ltd., Class H (a)	5,000	13
Tencent Holdings Ltd.	2,300	63
Want Want China Holdings Ltd.	44,000	43
		405
Hong Kong (6.1%)
BOC Hong Kong Holdings Ltd.	5,000	14
Hong Kong & China Gas Co., Ltd.	6,600	15
Kerry Properties Ltd.	5,500	27
Samsonite International SA (a)	3,900	7
Wharf Holdings Ltd.	4,400	31
		94
India (8.7%)
Dr. Reddy's Laboratories Ltd. ADR	1,000	35
HDFC Bank Ltd. ADR	200	35
Infosys Technologies Ltd. ADR	500	33
Reliance Industries Ltd. GDR (b)	803	32
		135
Indonesia (5.4%)
Delta Dunia Makmur Tbk PT (a)	34,000	4
Kalbe Farma Tbk PT	126,000	49
Lippo Karawaci Tbk PT	392,000	30
		83
Korea, Republic of (27.3%)
Hynix Semiconductor, Inc.	730	17
Hyundai Engineering & Construction Co., Ltd.	320	26
Hyundai Heavy Industries Co., Ltd.	73	31
Hyundai Mobis	7	3
Hyundai Motor Co.	366	82
KB Financial Group, Inc.	488	23
Korea Aerospace Industries Ltd. (a)	140	3
Korea Electric Power Corp. (a)	49	1
Korean Air Lines Co., Ltd.	52	3
LG Chem Ltd.	99	46
NCSoft Corp.	19	5
OCI Co., Ltd.	44	17
OCI Co., Ltd. GDR (a)	156	6
Samsung Electronics Co., Ltd.	97	75
Samsung Fire & Marine Insurance Co., Ltd.	103	24

	Shares	Value (000)
Shinhan Financial Group Co., Ltd.	909	$43
Woongjin Coway Co., Ltd.	520	19
		424
Malaysia (5.2%)
Axiata Group Bhd	19,100	32
CIMB Group Holdings Bhd	13,400	40
Top Glove Corp. Bhd	4,800	8
		80
Philippines (3.3%)
Cebu Air, Inc.	7,240	15
SM Investments Corp.	2,920	36
		51
Singapore (2.1%)
Olam International Ltd.	14,636	33
Taiwan (10.6%)
Asustek Computer, Inc. (a)	4,000	40
Chimei Innolux Corp. (a)	15,000	11
Formosa Plastics Corp.	1,000	4
Fubon Financial Holding Co., Ltd.	1,000	1
Hon Hai Precision Industry Co., Ltd.	11,000	38
Uni-President Enterprises Corp.	32,000	46
Yuanta Financial Holding Co., Ltd.	36,000	25
		165
Thailand (2.3%)
PTT PCL NVDR	3,300	36
Total Common Stocks (Cost $1,452)		1,506
	No. of Rights
Rights (0.0%)
Indonesia (0.0%)
Delta Dunia Makmur Tbk PT (a) (Cost $—)	6,800	—	@
	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $18)	17,799	18
Total Investments (98.3%) (Cost $1,470) (c)		1,524
Other Assets in Excess of Liabilities (1.7%)		26
Net Assets (100.0%)		$1,550

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The approximate market value and percentage of net assets, $1,302,000 and 84.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Asian Equity Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3	$—		$—	$3
Airlines	—	18		—	18
Auto Components	—	3		—	3
Automobiles	—	82		—	82
Capital Markets	—	25		—	25
Chemicals	—	67		—	67
Commercial Banks	35	170		—	205
Computers & Peripherals	—	40		—	40
Construction & Engineering	—	26		—	26
Diversified Financial Services	—	1		—	1
Electric Utilities	—	1		—	1
Electronic Equipment, Instruments & Components	—	49		—	49
Food & Staples Retailing	—	33		—	33
Food Products	—	106		—	106
Gas Utilities	—	15		—	15
Health Care Equipment & Supplies	—	8		—	8
Health Care Providers & Services	13	—		—	13
Household Durables	—	19		—	19
Household Products	7	—		—	7
Industrial Conglomerates	—	36		—	36
Information Technology Services	33	—		—	33
Insurance	—	129		—	129
Internet Software & Services	—	63		—	63
Machinery	—	31		—	31
Marine	—	30		—	30
Oil, Gas & Consumable Fuels	68	4		—	72
Personal Products	—	4		—	4
Pharmaceuticals	35	49		—	84
Real Estate Management & Development	—	88		—	88
Semiconductors & Semiconductor Equipment	6	99		—	105
Software	—	5		—	5
Specialty Retail	—	45		—	45
Wireless Telecommunication Services	—	60		—	60
Total Common Stocks	200	1,306		—	1,506
Rights	—	—	@	—	—	@
Short-Term Investment — Investment Company	18	—		—	18
Total Assets	$218	$1,306		$—	$1,524

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $1,172,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

@  Value is less than $500.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	47.6%
Commercial Banks	13.4
Insurance	8.5
Food Products	6.9
Semiconductors & Semiconductor Equipment	6.9
Real Estate Management & Development	5.8
Pharmaceuticals	5.5
Automobiles	5.4
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Argentina (0.3%)
Banco Macro SA ADR	127,550	$4,814
Brazil (10.6%)
Banco do Brasil SA	458,200	8,221
BM&F Bovespa SA	1,771,700	11,727
BRF - Brasil Foods SA	1,096,652	18,621
Cia de Bebidas das Americas (Preference) ADR	643,500	21,705
Hypermarcas SA	446,800	4,209
Itau Unibanco Holding SA (Preference)	252,062	5,887
Itau Unibanco Holding SA (Preference) ADR	1,004,074	23,646
MRV Engenharia e Participacoes SA	701,000	5,821
PDG Realty SA Empreendimentos e Participacoes	2,029,100	11,428
Petroleo Brasileiro SA (Preference)	818,972	12,447
Petroleo Brasileiro SA ADR	367,600	12,447
Petroleo Brasileiro SA Sponsored ADR	123,024	3,774
Telecomunicacoes de Sao Paulo SA ADR	554,900	16,481
Ultrapar Participacoes SA (Preference)	362,000	6,414
Vale SA (Preference)	150,084	4,293
Vale SA (Preference) ADR	678,775	19,657
Vale SA ADR	162,400	5,189
		191,967
Chile (1.1%)
Banco Santander Chile ADR	34,400	3,227
Cencosud SA	643,080	4,630
Empresa Nacional de Electricidad SA	3,938,507	7,475
Empresa Nacional de Electricidad SA ADR	20,300	1,159
Enersis SA	655,845	303
Enersis SA ADR	152,100	3,514
		20,308
China (12.5%)
Bank of China Ltd., Class H	20,953,389	10,252
Belle International Holdings Ltd.	5,654,000	11,998
China Construction Bank Corp., Class H	29,483,250	24,539
China Gas Holdings Ltd. (a)	10,512,000	4,244
China Mengniu Dairy Co., Ltd.	2,741,000	9,243
China Minsheng Banking Corp. Ltd., Class H (a)	8,305,500	7,693
China Mobile Ltd.	1,064,500	9,905
China Pacific Insurance Group Co., Ltd., Class H (a)	3,428,200	14,270
China Resources Power Holdings Co., Ltd.	5,811,900	11,359
China Telecom Corp. Ltd., Class H (a)	17,048,000	11,119
China ZhengTong Auto Services Holdings Ltd. (b)	5,144,000	5,900
CNOOC Ltd. (a)	3,926,000	9,223
GCL Poly Energy Holdings Ltd. (a)	11,281,000	5,882
Hengan International Group Co., Ltd. (a)	968,500	8,733
Orient Overseas International Ltd.	992,000	6,425
Ping An Insurance Group Co. of China Ltd., Class H (a)	1,371,500	14,303
Shanghai Pharmaceuticals Holding Co., Ltd., Class H (b)	2,595,000	6,986

	Shares	Value (000)
Sohu.com, Inc. (b)	114,400	$8,268
Tencent Holdings Ltd. (a)	621,700	17,051
Want Want China Holdings Ltd. (a)	9,277,000	9,024
West China Cement Ltd. (a)	16,072,000	5,816
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (a)	2,566,600	2,755
Yanzhou Coal Mining Co., Ltd. (a)	3,222,000	12,360
		227,348
Czech Republic (2.7%)
CEZ AS	362,200	18,637
Komercni Banka AS	57,286	13,963
Telefonica O2 Czech Republic AS	597,500	15,560
		48,160
Egypt (1.3%)
Commercial International Bank Egypt SAE	2,079,618	10,361
Juhayna Food Industries (b)	5,113,084	4,756
Telecom Egypt	3,069,301	7,679
		22,796
Hong Kong (0.5%)
Samsonite International SA (b)	4,561,500	8,617
Hungary (0.6%)
Richter Gedeon Nyrt	56,447	11,154
India (8.0%)
Asian Paints Ltd.	104,196	7,452
Dr. Reddy's Laboratories Ltd.	252,136	8,647
Engineers India Ltd.	819,188	5,037
GAIL India Ltd.	550,111	5,433
Glenmark Pharmaceuticals Ltd.	1,147,775	8,153
HDFC Bank Ltd.	298,520	16,809
ICICI Bank Ltd.	596,038	14,610
IndusInd Bank Ltd.	1,232,598	7,639
Infosys Ltd.	337,533	22,004
ITC Ltd.	2,186,832	9,937
Jindal Steel & Power Ltd.	524,031	7,678
Larsen & Toubro Ltd.	237,004	9,700
Reliance Industries Ltd.	494,242	9,964
Tata Consultancy Services Ltd.	457,542	12,166
		145,229
Indonesia (5.2%)
Astra International Tbk PT	1,962,000	14,557
Bank Central Asia Tbk PT	13,455,500	12,008
Bank Mandiri Tbk PT	14,556,000	12,270
Indofood Sukses Makmur Tbk PT	15,735,500	10,560
Indosat Tbk PT	16,454,000	9,801
Kalbe Farma Tbk PT	15,791,000	6,219
Lippo Karawaci Tbk PT	168,350,500	12,799
Telekomunikasi Indonesia Tbk PT	18,756,500	16,109
		94,323
Korea, Republic of (15.3%)
Amorepacific Corp.	2,655	2,969
Cheil Industries, Inc.	63,016	7,565
Cheil Worldwide, Inc.	400,655	5,965

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
E-Mart Co., Ltd. (b)	893	$204
GS Engineering & Construction Corp.	65,398	8,012
Hynix Semiconductor, Inc.	400,050	9,448
Hyundai Engineering & Construction Co., Ltd.	109,113	8,854
Hyundai Heavy Industries Co., Ltd.	22,288	9,309
Hyundai Mobis	48,064	18,037
Hyundai Motor Co.	143,723	32,095
Hyundai Steel Co.	62,634	7,640
KB Financial Group, Inc.	125,662	5,977
Korea Aerospace Industries Ltd. (b)	300,960	6,244
Korea Electric Power Corp. (b)	185,020	4,919
Korean Air Lines Co., Ltd.	141,978	9,290
LG Chem Ltd.	42,906	19,720
LG Household & Health Care Ltd.	3,315	1,427
NCSoft Corp.	36,239	9,908
NHN Corp. (b)	36,183	6,419
OCI Co., Ltd.	11,502	4,360
OCI Co., Ltd. GDR (b)	105,816	3,994
Samsung Electronics Co., Ltd.	56,539	43,944
Samsung Electronics Co., Ltd. (Preference)	13,733	7,221
Samsung Fire & Marine Insurance Co., Ltd.	54,343	12,645
Shinhan Financial Group Co., Ltd.	425,011	20,301
SSCP Co., Ltd.	254,760	1,128
Woongjin Coway Co., Ltd.	274,162	9,779
		277,374
Lebanon (0.6%)
Banque Audi sal- Audi Saradar Group GDR	773,355	5,645
BLOM Bank SAL GDR	612,182	5,207
		10,852
Malaysia (2.9%)
AirAsia Bhd	6,803,700	7,938
Axiata Group Bhd	13,509,200	22,428
CIMB Group Holdings Bhd	4,082,400	12,091
Sime Darby Bhd	3,205,700	9,803
		52,260
Mexico (4.7%)
America Movil SAB de CV, Class L ADR	750,144	40,418
Desarrolladora Homex SAB de CV ADR (a)(b)	176,190	4,445
Empresas ICA SAB de CV (b)	1,940,500	4,481
Fomento Economico Mexicano SAB de CV ADR	292,700	19,462
Grupo Financiero Banorte SAB de CV Series O	2,309,100	10,484
Wal-Mart de Mexico SAB de CV Series V	2,220,200	6,589
		85,879
Peru (1.2%)
Cia de Minas Buenaventura SA ADR	289,890	11,010
Credicorp Ltd.	119,215	10,264
		21,274
Philippines (3.0%)
Ayala Corp.	1,345,572	9,922
Metro Pacific Investments Corp.	111,515,000	9,240

	Shares	Value (000)
Metropolitan Bank & Trust	8,292,501	$13,423
Philippine Long Distance Telephone Co.	227,480	12,316
SM Investments Corp.	847,270	10,486
		55,387
Poland (2.6%)
Central European Distribution Corp. (a)(b)	408,289	4,573
Jeronimo Martins SGPS SA	1,179,222	22,653
Telekomunikacja Polska SA	3,190,655	19,381
		46,607
Qatar (0.5%)
Industries Qatar QSC	224,700	8,432
Russia (4.0%)
Eurasia Drilling Co., Ltd. GDR	215,577	6,372
Lukoil OAO ADR	571,140	36,327
Protek (b)	3,722,658	4,644
Rosneft Oil Co. GDR	2,528,507	21,292
Tatneft ADR	77,544	3,340
		71,975
South Africa (6.6%)
AVI Ltd.	2,883,170	13,306
Clicks Group Ltd.	1,875,603	11,738
MTN Group Ltd. (a)	1,234,292	26,299
Naspers Ltd., Class N	497,617	28,162
Pick n Pay Stores Ltd. (a)	2,349,518	14,412
SABMiller PLC	703,882	25,495
		119,412
Taiwan (6.6%)
Advanced Semiconductor Engineering, Inc.	4,914,000	5,455
Asustek Computer, Inc. (b)	998,800	9,947
Chimei Innolux Corp. (b)	4,417,000	3,165
China Steel Corp.	5,744,435	6,933
Epistar Corp.	1,203,000	3,584
Formosa Plastics Corp.	2,588,000	9,380
Fubon Financial Holding Co., Ltd.	6,447,933	9,944
Hon Hai Precision Industry Co., Ltd.	4,901,101	16,906
HTC Corp.	444,623	15,188
Nan Ya Plastics Corp.	855,000	2,292
Taiwan Cement Corp.	345,000	517
Taiwan Semiconductor Manufacturing Co., Ltd.	7,783,205	19,700
TPK Holding Co., Ltd. (b)	155,000	4,755
Uni-President Enterprises Corp.	8,080,500	11,762
		119,528
Thailand (2.4%)
Kasikornbank PCL (Foreign)	880,900	3,599
Kasikornbank PCL NVDR	2,259,600	9,089
Land and Houses PCL NVDR	25,745,500	4,837
PTT PCL NVDR	717,000	7,842
Siam Cement PCL NVDR	905,100	10,428
Thai Airways International PCL	4,447,200	4,210
Total Access Communication PCL NVDR	1,724,500	3,082
		43,087

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Turkey (2.1%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,132,591	$15,318
Coca-Cola Icecek AS	512,432	7,560
Turk Telekomunikasyon AS	2,913,275	15,398
		38,276
United States (1.7%)
Mead Johnson Nutrition Co.	323,470	21,850
Yum! Brands, Inc. (b)	169,877	9,384
		31,234
Total Common Stocks (Cost $1,439,581)		1,756,293
Investment Company (1.1%)
India (1.1%)
Morgan Stanley Growth Fund (See Note G-2) (b) (Cost $2,779)	14,099,132	19,303
Short-Term Investments (6.0%)
Securities held as Collateral on Loaned Securities (4.4%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	64,063,574	64,064
	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $914; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $932)	$914	914
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $14,523; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 8/1/36 - 9/1/40; valued at $14,813)	14,523	14,523
		15,437
Total Securities held as Collateral on Loaned Securities (Cost $79,501)		79,501
	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $29,538)	29,537,958	29,538
Total Short-Term Investments (Cost $109,039)		109,039
Total Investments (104.1%) (Cost $1,551,399) Including $75,619 of Securities Loaned (c)		1,884,635
Liabilities in Excess of Other Assets (-4.1%)		(73,733)
Net Assets (100.0%)		$1,810,902

(a)  All or a portion of security on loan at June 30, 2011.

(b)  Non-income producing security.

(c)  The approximate market value and percentage of net assets, $1,276,572,000 and 70.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$6,244	$—	$—	$6,244
Airlines	4,210	17,228	—	21,438
Auto Components	—	18,037	—	18,037
Automobiles	—	52,552	—	52,552
Beverages	45,740	48,373	—	94,113
Chemicals	—	51,897	—	51,897
Commercial Banks	66,543	205,476	—	272,019
Communications Equipment	—	15,188	—	15,188
Computers & Peripherals	—	9,947	—	9,947
Construction & Engineering	4,481	31,603	—	36,084
Construction Materials	—	16,761	—	16,761
Diversified Financial Services	11,727	29,106	—	40,833
Diversified Telecommunication Services	16,481	85,246	—	101,727
Electric Utilities	3,817	23,556	—	27,373
Electrical Equipment	—	2,755	—	2,755
Electronic Equipment, Instruments & Components	—	24,826	—	24,826
Energy Equipment & Services	3,405	2,967	—	6,372
Food & Staples Retailing	11,423	37,065	—	48,488
Food Products	40,471	58,651	—	99,122
Gas Utilities	—	9,677	—	9,677
Health Care Providers & Services	6,986	4,644	—	11,630
The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Hotels, Restaurants & Leisure	$9,384	$—	$—	$9,384
Household Durables	21,694	9,779	—	31,473
Household Products	8,617	1,427	—	10,044
Independent Power Producers & Energy Traders	8,634	11,359	—	19,993
Industrial Conglomerates	—	28,721	—	28,721
Information Technology Services	—	34,170	—	34,170
Insurance	—	41,218	—	41,218
Internet Software & Services	8,268	23,470	—	31,738
Machinery	—	9,309	—	9,309
Marine	—	6,425	—	6,425
Media	—	34,127	—	34,127
Metals & Mining	40,149	22,251	—	62,400
Multiline Retail	—	11,738	—	11,738
Oil, Gas & Consumable Fuels	42,924	92,506	—	135,430
Personal Products	4,209	11,702	—	15,911
Pharmaceuticals	—	34,173	—	34,173
Real Estate Management & Development	—	17,636	—	17,636
Semiconductors & Semiconductor Equipment	3,994	95,234	—	99,228
Software	—	9,908	—	9,908
Specialty Retail	—	11,998	—	11,998
Tobacco	—	9,937	—	9,937
Wireless Telecommunication Services	40,418	83,831	—	124,249
Total Common Stocks	409,819	1,346,474	—	1,756,293
Investment Company	19,303	—	—	19,303
Short-Term Investments
Investment Company	93,602	—	—	93,602
Repurchase Agreements	—	15,437	—	15,437
Total Assets	$522,724	$1,361,911	$—	$1,884,635

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $1,113,911,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—	†
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—

†  Includes one or more securities which are valued at zero.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	48.7%
Commercial Banks	15.1
Oil, Gas & Consumable Fuels	7.5
Wireless Telecommunication Services	6.9
Diversified Telecommunication Services	5.6
Semiconductors & Semiconductor Equipment	5.5
Food Products	5.5
Beverages	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2011.

**  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Global Advantage Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Australia (1.8%)
QR National Ltd. (a)	9,393	$34
Brazil (3.5%)
Natura Cosmeticos SA	2,689	67
Canada (8.1%)
Brookfield Asset Management, Inc., Class A	2,404	80
Fairfax Financial Holdings Ltd.	119	47
Groupe Aeroplan, Inc.	2,176	30
		157
China (6.4%)
China Merchants Holdings International Co., Ltd.	12,000	46
Golden Eagle Retail Group Ltd.	12,000	31
Tencent Holdings Ltd.	1,700	47
		124
Denmark (1.7%)
Pandora A/S	1,023	32
France (8.5%)
Danone	438	33
Edenred	3,360	102
Pernod-Ricard SA	290	29
		164
Germany (1.5%)
Beiersdorf AG	460	30
Japan (1.4%)
Softbank Corp.	700	27
Singapore (4.9%)
Genting Singapore PLC (a)	15,000	24
Jardine Matheson Holdings Ltd.	1,221	70
		94
Switzerland (8.7%)
Nestle SA ADR	1,355	85
Schindler Holding AG	686	83
		168
United Kingdom (10.9%)
British American Tobacco PLC ADR	695	61
Diageo PLC ADR	699	57
Intertek Group PLC	2,927	93
		211
United States (41.6%)
Amazon.com, Inc. (a)	339	69
Anheuser-Busch InBev N.V. ADR	1,395	81
Apple, Inc. (a)	189	64
Costco Wholesale Corp.	616	50
eBay, Inc. (a)	2,107	68
Google, Inc., Class A (a)	104	53
Li & Fung Ltd. (Hong Kong)	24,000	48
Mead Johnson Nutrition Co.	951	64
Motorola Solutions, Inc. (a)	1,512	70
Philip Morris International, Inc.	1,291	86
QEP Resources, Inc.	1,178	49

	Shares	Value (000)
Starbucks Corp.	1,343	$53
Yum! Brands, Inc.	910	50
		805
Total Common Stocks (Cost $1,797)		1,913
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $4)	4,201	4
Total Investments (99.2%) (Cost $1,801) (b)		1,917
Other Assets in Excess of Liabilities (0.8%)		16
Net Assets (100.0%)		$1,933

(a)  Non-income producing security.

(b)  The approximate market value and percentage of net assets, $729,000 and 37.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$138	$29	$—	$167
Commercial Services & Supplies	—	102	—	102
Communications Equipment	70	—	—	70
Computers & Peripherals	64	—	—	64
Distributors	—	48	—	48
Food & Staples Retailing	50	—	—	50
Food Products	149	33	—	182
Hotels, Restaurants & Leisure	103	24	—	127
Industrial Conglomerates	—	70	—	70
Insurance	47	—	—	47
Internet & Catalog Retail	69	—	—	69
Internet Software & Services	121	47	—	168
Machinery	—	83	—	83
Media	30	—	—	30
Multiline Retail	—	31	—	31
Oil, Gas & Consumable Fuels	49	—	—	49
Personal Products	67	30	—	97
Professional Services	—	93	—	93

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Advantage Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$80	$—	$—	$80
Road & Rail	—	34	—	34
Textiles, Apparel & Luxury Goods	—	32	—	32
Tobacco	147	—	—	147
Transportation Infrastructure	—	46	—	46
Wireless Telecommunication Services	—	27	—	27
Total Common Stocks	1,184	729	—	1,913
Short-Term Investment — Investment Company	4	—	—	4
Total Assets	$1,188	$729	$—	$1,917

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $501,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.3%
Food Products	9.5
Internet Software & Services	8.8
Beverages	8.7
Tobacco	7.7
Hotels, Restaurants & Leisure	6.6
Commercial Services & Supplies	5.3
Personal Products	5.1
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Global Discovery Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Australia (4.1%)
DuluxGroup Ltd.	32,100	$97
Brazil (7.7%)
Natura Cosmeticos SA	1,639	41
OGX Petroleo e Gas Participacoes SA (a)	9,087	85
Restoque Comercio e Confeccoes de Roupas SA	4,330	55
		181
China (1.3%)
Country Style Cooking Restaurant Chain Co. Ltd. ADR (a)	2,326	31
Denmark (7.0%)
Pandora A/S	5,202	165
France (11.7%)
Carrefour SA (a)	2,120	87
Edenred	6,233	190
		277
Germany (4.1%)
Beiersdorf AG	1,502	98
Greece (8.9%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	9,460	68
Jumbo SA	19,000	143
		211
Hong Kong (2.2%)
L'Occitane International SA (a)	19,750	53
Marshall Islands (2.8%)
Diana Containerships, Inc. (a)	9,393	67
Spain (3.5%)
Zardoya Otis SA	5,627	83
Sweden (3.7%)
Hennes & Mauritz AB, Class B	2,554	88
Switzerland (12.0%)
Nestle SA (Registered)	4,541	282
United Kingdom (3.9%)
Intertek Group PLC	2,888	91
United States (26.2%)
Akamai Technologies, Inc. (a)	2,892	91
Intuitive Surgical, Inc. (a)	273	101
Motorola Solutions, Inc. (a)	8,253	380
Sara Lee Corp.	2,466	47
		619
Total Common Stocks (Cost $2,180)		2,343
	No. of Rights
Rights (0.2%)
Spain (0.2%)
Zardoya Otis SA (a) (Cost $4)	5,627	4

	Shares	Value (000)
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $3)	3,055	$3
Total Investments (99.4%) (Cost $2,187) (b)		2,350
Other Assets in Excess of Liabilities (0.6%)		13
Net Assets (100.0%)		$2,363

(a)  Non-income producing security.

(b)  The approximate market value and percentage of net assets, $1,445,000 and 61.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Commercial Services & Supplies	$—	$190	$—	$190
Communications Equipment	380	—	—	380
Diversified Financial Services	—	68	—	68
Food & Staples Retailing	—	87	—	87
Food Products	47	282	—	329
Health Care Equipment & Supplies	101	—	—	101
Hotels, Restaurants & Leisure	31	—	—	31
Internet Software & Services	91	—	—	91
Leisure Equipment & Products	—	143	—	143
Machinery	—	83	—	83
Marine	67	—	—	67
Metals & Mining	—	97	—	97
Oil, Gas & Consumable Fuels	85	—	—	85
Personal Products	41	98	—	139
Professional Services	—	91	—	91
Specialty Retail	—	141	—	141
Textiles, Apparel & Luxury Goods	55	165	—	220
Total Common Stocks	898	1,445	—	2,343

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Discovery Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Rights	$—	$4	$—	$4
Short-Term Investment — Investment Company	3	—	—	3
Total Assets	$901	$1,449	$—	$2,350

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $1,159,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.3%
Communications Equipment	16.2
Food Products	14.0
Textiles, Apparel & Luxury Goods	9.4
Commercial Services & Supplies	8.1
Leisure Equipment & Products	6.1
Specialty Retail	6.0
Personal Products	5.9
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Finland (2.4%)
Kone Oyj, Class B	66,874	$4,199
France (2.2%)
Legrand SA	90,312	3,804
Hong Kong (1.3%)
Huabao International Holdings Ltd.	2,424,000	2,207
Italy (2.4%)
Davide Campari-Milano SpA	497,450	4,089
Japan (1.1%)
Kao Corp.	71,200	1,871
Sweden (4.2%)
Swedish Match AB	216,897	7,273
Switzerland (10.8%)
Nestle SA (Registered)	237,979	14,790
Novartis AG (Registered)	64,186	3,932
		18,722
United Kingdom (30.5%)
Admiral Group PLC	196,317	5,230
British American Tobacco PLC	350,161	15,349
Experian PLC	84,050	1,070
Imperial Tobacco Group PLC	337,634	11,226
Reckitt Benckiser Group PLC	215,927	11,922
Unilever PLC	250,475	8,083
		52,880
United States (42.1%)
Accenture PLC, Class A	142,190	8,591
Brown-Forman Corp., Class B	8,463	632
Dr. Pepper Snapple Group, Inc.	215,626	9,041
Herbalife Ltd.	82,476	4,754
Kellogg Co.	143,233	7,924
Mead Johnson Nutrition Co.	76,609	5,175
Microsoft Corp.	253,259	6,585
Moody's Corp.	70,969	2,722
Philip Morris International, Inc.	110,937	7,407
Procter & Gamble Co. (The)	123,129	7,827
Sara Lee Corp.	132,835	2,523
Scotts Miracle-Gro Co. (The), Class A	72,091	3,699
Visa, Inc., Class A	70,153	5,911
		72,791
Total Common Stocks (Cost $141,419)		167,836
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G-2) (Cost $6,253)	6,253,471	6,253
Total Investments (100.6%) (Cost $147,672) (a)		174,089
Liabilities in Excess of Other Assets (-0.6%)		(1,063)
Net Assets (100.0%)		$173,026

(a)  The approximate market value and percentage of net assets, $95,045,000 and 54.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$9,673	$4,089	$—	$13,762
Chemicals	3,699	2,207	—	5,906
Diversified Financial Services	2,722	—	—	2,722
Electrical Equipment	—	3,804	—	3,804
Food Products	15,622	22,873	—	38,495
Household Products	7,827	11,922	—	19,749
Information Technology Services	14,502	—	—	14,502
Insurance	—	5,230	—	5,230
Machinery	—	4,199	—	4,199
Personal Products	4,754	1,871	—	6,625
Pharmaceuticals	—	3,932	—	3,932
Professional Services	—	1,070	—	1,070
Software	6,585	—	—	6,585
Tobacco	7,407	33,848	—	41,255
Total Common Stocks	72,791	95,045	—	167,836
Short-Term Investment — Investment Company	6,253	—	—	6,253
Total Assets	$79,044	$95,045	$—	$174,089

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $89,034,000 transferred from Level 1 to Level 2. At June 30, 2011 the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.6%
Tobacco	23.7
Food Products	22.1
Household Products	11.4
Information Technology Services	8.3
Beverages	7.9
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (92.3%)
Australia (1.8%)
AET&D Holdings No 1 Ltd. (a)(b)(c)	36,846	$—
Lynas Corp. Ltd. (a)	117,003	226
		226
Belgium (1.9%)
Anheuser-Busch InBev N.V.	3,925	228
Brazil (7.5%)
BM&F Bovespa SA	23,267	154
Brookfield Incorporacoes SA	67,537	329
Brookfield Incorporacoes SA Receipts (a)	4,585	21
CETIP SA - Balcao Organizado de Ativos e Derivativos	27,108	420
		924
Canada (4.4%)
Brookfield Asset Management, Inc., Class A	10,772	357
Brookfield Infrastructure Partners LP	7,530	189
		546
China (24.1%)
Baidu, Inc. ADR (a)	3,744	525
China Merchants Holdings International Co., Ltd.	88,954	345
Golden Eagle Retail Group Ltd.	169,000	431
New Oriental Education & Technology Group, Inc. ADR (a)	4,301	480
Renren, Inc. ADR (a)	10,583	94
Tencent Holdings Ltd.	8,100	222
Want Want China Holdings Ltd.	189,000	184
Wynn Macau Ltd.	75,200	248
Xueda Education Group ADR (a)	26,473	212
Youku.com, Inc., Class A (a)(b)(c)	113,661	217
		2,958
Denmark (4.6%)
DSV A/S	23,617	567
France (1.4%)
Pernod-Ricard SA	1,755	173
Germany (1.3%)
BASF SE	1,668	163
Hong Kong (1.5%)
Minth Group Ltd.	115,800	188
India (3.7%)
MakeMyTrip Ltd. (a)	5,759	141
Mundra Port and Special Economic Zone Ltd.	84,908	308
		449
Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR	2,778	134
Italy (2.8%)
Prada SpA (a)	57,500	347
Japan (5.2%)
Universal Entertainment Corp.	19,100	638
Russia (1.0%)
Yandex N.V., Class A (a)	3,334	118

	Shares	Value (000)
Switzerland (3.0%)
Kuehne & Nagel International AG (Registered)	1,250	$190
Panalpina Welttransport Holding AG (Registered) (a)	1,343	184
		374
United Kingdom (1.4%)
Diageo PLC ADR	2,065	169
United States (25.6%)
Amazon.com, Inc. (a)	2,521	516
Apple, Inc. (a)	1,391	467
CME Group, Inc.	616	180
Corning, Inc.	8,725	158
Google, Inc., Class A (a)	1,049	531
Greenlight Capital Re Ltd., Class A (a)	12,614	332
LinkedIn Corp., Class A (a)	383	34
Mastercard, Inc., Class A	1,144	345
Monsanto Co.	3,081	223
Ultra Petroleum Corp. (a)	3,808	174
Visa, Inc., Class A	2,232	188
		3,148
Total Common Stocks (Cost $7,841)		11,350
Convertible Preferred Stock (0.6%)
United States (0.6%)
Better Place, Inc. (a)(b)(c) (Cost $78)	26,109	78
Participation Notes (5.2%)
China (5.2%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	6,500	214
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	12,800	421
Total Participation Notes (Cost $483)		635
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $142)	141,917	142
Total Investments (99.2%) (Cost $8,544) (d)		12,205
Other Assets in Excess of Liabilities (0.8%)		95
Net Assets (100.0%)		$12,300

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2011.

(c)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $295,000, representing 2.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  The approximate market value and percentage of net assets, $4,716,000 and 38.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Opportunity Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$184	$—		$184
Auto Components	—	188	—		188
Beverages	169	401	—		570
Capital Markets	420	—	—		420
Chemicals	223	163	—		386
Computers & Peripherals	467	—	—		467
Diversified Consumer Services	692	—	—		692
Diversified Financial Services	334	—	—		334
Electric Utilities	189	—	—	†	189
Electronic Equipment, Instruments & Components	158	—	—		158
Food Products	—	184	—		184
Hotels, Restaurants & Leisure	—	248	—		248
Household Durables	350	—	—		350
Information Technology Services	533	—	—		533
Insurance	332	—	—		332
Internet & Catalog Retail	516	—	—		516
Internet Software & Services	1,443	222	217		1,882
Leisure Equipment & Products	—	638	—		638
Marine	—	190	—		190
Metals & Mining	—	226	—		226
Multiline Retail	347	431	—		778
Oil, Gas & Consumable Fuels	174	—	—		174
Pharmaceuticals	134	—	—		134
Real Estate Management & Development	357	—	—		357
Road & Rail	—	567	—		567
Transportation Infrastructure	—	653	—		653
Total Common Stocks	6,838	4,295	217	†	11,350
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Convertible Preferred Stock	$—	$—	$78	$78
Participation Notes	214	421	—	635
Short-Term Investment — Investment Company	142	—	—	142
Total Assets	$7,194	$4,716	$295	$12,205

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $3,710,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$278
Purchases	57		—
Sales	—		(57)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	160		(143)
Realized gains (losses)	—		—
Ending Balance	$217	†	$78
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$160		$—

†  Includes one or more securities which are valued at zero.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.6%
Internet Software & Services	15.4
Capital Markets	6.9
Beverages	6.4
Multiline Retail	6.4
Diversified Consumer Services	5.7
Transportation Infrastructure	5.4
Leisure Equipment & Products	5.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Australia (7.8%)
CFS Retail Property Trust REIT	4,569,052	$8,915
Commonwealth Property Office Fund REIT	3,825,233	3,865
Dexus Property Group REIT (Stapled Securities) (a)	3,552,591	3,362
Goodman Group REIT (Stapled Securities) (a)	3,422,806	2,590
GPT Group REIT (Stapled Securities) (a)	4,183,916	14,214
Investa Office Fund REIT (Stapled Securities) (a)(b)	1,529,485	1,060
Mirvac Group REIT (Stapled Securities) (a)(b)	4,330,566	5,822
Stockland REIT (Stapled Securities) (a)(b)	4,599,040	16,857
Westfield Group REIT (Stapled Securities) (a)(b)	5,108,093	47,601
Westfield Retail Trust REIT	6,453,807	18,788
		123,074
Austria (0.1%)
Atrium European Real Estate Ltd.	186,792	1,230
Conwert Immobilien Invest SE	34,318	581
		1,811
Belgium (0.2%)
Befimmo SCA Sicafi REIT	21,353	1,898
Cofinimmo REIT	10,197	1,453
		3,351
Brazil (0.2%)
BR Malls Participacoes SA	152,580	1,745
BR Properties SA	184,900	2,074
		3,819
Canada (1.6%)
Boardwalk Real Estate Investment Trust REIT	132,430	6,630
Brookfield Office Properties Canada REIT	37,670	868
Calloway Real Estate Investment Trust REIT	37,150	971
Extendicare Real Estate Investment Trust REIT	193,240	2,088
RioCan Real Estate Investment Trust REIT	539,295	14,505
		25,062
China (5.1%)
Agile Property Holdings Ltd. (c)	1,998,000	3,126
China Overseas Land & Investment Ltd. (c)	14,918,240	32,278
China Resources Land Ltd. (c)	14,727,000	26,704
Guangzhou R&F Properties Co., Ltd., Class H (c)	9,683,900	13,331
Hui Xian Real Estate Investment Trust REIT (c)(d)	3,110,000	2,324
KWG Property Holding Ltd. (c)	2,548,000	1,705
Shimao Property Holdings Ltd. (c)	791,500	987
		80,455
Finland (0.4%)
Citycon Oyj	604,233	2,717
Sponda Oyj	500,933	2,911
		5,628

	Shares	Value (000)
France (4.4%)
Fonciere Des Regions REIT	51,211	$5,425
Gecina SA REIT	17,394	2,430
ICADE REIT	46,709	5,760
Klepierre REIT	249,430	10,293
Mercialys SA REIT	63,420	2,688
Societe de la Tour Eiffel REIT	13,782	1,276
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	19,277	2,766
Unibail-Rodamco SE REIT	165,709	38,294
		68,932
Germany (0.6%)
Alstria Office AG REIT	380,618	5,736
Deutsche Euroshop AG	61,672	2,442
Prime Office AG (d)	219,697	1,975
		10,153
Hong Kong (16.3%)
Hang Lung Properties Ltd.	4,752,000	19,683
Henderson Land Development Co., Ltd.	2,330,440	15,078
Hongkong Land Holdings Ltd.	6,718,000	47,886
Hysan Development Co., Ltd.	2,872,544	14,221
Kerry Properties Ltd.	4,648,220	22,494
New World Development Co., Ltd.	2,070,229	3,145
Sino Land Co., Ltd.	2,721,315	4,400
Sun Hung Kai Properties Ltd.	6,345,712	92,609
Wharf Holdings Ltd.	5,146,763	35,952
		255,468
Italy (0.4%)
Beni Stabili SpA	6,283,123	6,343
Japan (9.2%)
Japan Real Estate Investment Corp. REIT	796	7,819
Japan Retail Fund Investment Corp. REIT	735	1,135
Mitsubishi Estate Co., Ltd.	2,936,000	51,541
Mitsui Fudosan Co., Ltd.	2,420,000	41,722
Nippon Building Fund, Inc. REIT	785	7,662
NTT Urban Development Corp.	2,194	1,886
Sumitomo Realty & Development Co., Ltd.	1,445,000	32,306
		144,071
Malta (0.0%)
BGP Holdings PLC (d)(e)	12,867,024	—
Netherlands (1.5%)
Corio N.V. REIT	172,621	11,435
Eurocommercial Properties N.V. CVA REIT	172,344	8,570
Wereldhave N.V. REIT	32,609	3,319
		23,324
Singapore (2.3%)
CapitaCommercial Trust REIT	1,707,000	2,020
CapitaLand Ltd.	7,858,000	18,688
CapitaMall Trust REIT	858,000	1,309
CapitaMalls Asia Ltd.	1,367,000	1,643
City Developments Ltd.	703,000	5,976

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
Keppel Land Ltd.	1,607,705	$4,759
Suntec Real Estate Investment Trust REIT	1,605,000	1,962
		36,357
Sweden (0.7%)
Atrium Ljungberg AB, Class B	158,159	2,000
Castellum AB	37,012	555
Fabege AB	70,769	711
Hufvudstaden AB, Class A	588,404	7,050
		10,316
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (d)	124,822	11,855
Swiss Prime Site AG (Registered) (d)	35,235	3,024
		14,879
United Kingdom (7.6%)
Big Yellow Group PLC REIT	1,126,814	5,567
British Land Co., PLC REIT	1,682,599	16,436
Capital & Counties Properties PLC	390,604	1,234
Capital & Regional PLC (d)	3,970,791	2,503
Capital Shopping Centres Group PLC REIT	1,086,773	6,969
Derwent London PLC REIT	184,067	5,395
Development Securities PLC	441,428	1,602
Grainger PLC	2,022,952	4,215
Great Portland Estates PLC REIT	425,316	2,976
Hammerson PLC REIT	1,994,281	15,403
Land Securities Group PLC REIT	1,542,751	21,095
LXB Retail Properties PLC (d)	3,135,604	5,767
Metric Property Investments PLC REIT	1,225,810	2,093
Quintain Estates & Development PLC (d)	2,468,796	2,377
Safestore Holdings PLC	2,322,501	5,144
Segro PLC REIT	1,273,903	6,382
Shaftesbury PLC REIT	230,198	1,951
ST Modwen Properties PLC	1,787,359	5,305
Unite Group PLC (d)	1,858,624	6,491
		118,905
United States (39.3%)
Acadia Realty Trust REIT	314,961	6,403
American Campus Communities, Inc. REIT	51,710	1,837
Apartment Investment & Management Co., Class A REIT	296,610	7,572
Ashford Hospitality Trust, Inc. REIT	261,480	3,255
Assisted Living Concepts, Inc., Class A	238,038	3,994
AvalonBay Communities, Inc. REIT	158,620	20,367
BioMed Realty Trust, Inc. REIT	67,400	1,297
Boston Properties, Inc. REIT	269,835	28,646
Brookfield Office Properties, Inc.	997,116	19,224
Cabot Industrial Value Fund III, LP (d)(e)(f)(g)	4,746	2,373
Camden Property Trust REIT	176,773	11,246
Capital Senior Living Corp. (d)	70,600	656
CommonWealth REIT	111,090	2,871
Coresite Realty Corp. REIT	134,370	2,204
Cousins Properties, Inc. REIT	1,008,725	8,614

	Shares	Value (000)
CreXus Investment Corp. REIT	65,150	$724
DCT Industrial Trust, Inc. REIT	551,350	2,884
Digital Realty Trust, Inc. REIT	64,710	3,998
Douglas Emmett, Inc. REIT	119,820	2,383
Equity Lifestyle Properties, Inc. REIT	192,601	12,026
Equity Residential REIT	952,841	57,170
Exeter Industrial Value Fund, LP (d)(e)(f)(g)	1,860,000	1,674
Federal Realty Investment Trust REIT	91,994	7,836
Forest City Enterprises, Inc., Class A (d)	1,052,312	19,647
General Growth Properties, Inc. REIT	1,707,568	28,499
HCP, Inc. REIT	746,666	27,395
Health Care, Inc. REIT	97,140	5,093
Healthcare Realty Trust, Inc. REIT	960,117	19,807
Host Hotels & Resorts, Inc. REIT	2,144,399	36,348
Hudson Pacific Properties, Inc.	215,150	3,341
Hyatt Hotels Corp., Class A (d)	59,920	2,446
Keystone Industrial Fund II, LP (d)(e)(f)(g)	3,018,750	3,321
Kite Realty Group Trust REIT	66,590	332
Lexington Realty Trust REIT	26,430	241
Liberty Property Trust REIT	70,329	2,291
LTC Properties, Inc. REIT	24,560	683
Mack-Cali Realty Corp. REIT	381,608	12,570
Parkway Properties, Inc. REIT	57,798	986
Post Properties, Inc. REIT	83,851	3,418
ProLogis, Inc. REIT	341,601	12,243
PS Business Parks, Inc. REIT	48,073	2,649
Public Storage REIT	204,645	23,332
Regency Centers Corp. REIT	705,881	31,038
Retail Opportunity Investments Corp.	305,783	3,290
RLJ Lodging Trust (d)	131,060	2,277
Senior Housing Properties Trust REIT	732,892	17,157
Simon Property Group, Inc. REIT	619,264	71,977
Sovran Self Storage, Inc. REIT	21,969	901
STAG Industrial, Inc. REIT (d)	93,080	1,140
Starwood Hotels & Resorts Worldwide, Inc.	663,045	37,157
Starwood Property Trust, Inc. REIT	241,800	4,959
Vornado Realty Trust REIT	328,331	30,594
Winthrop Realty Trust REIT	205,450	2,453
		616,839
Total Common Stocks (Cost $1,469,715)		1,548,787
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $16,571)	16,570,969	16,571
Total Investments (99.6%) (Cost $1,486,286) (h)		1,565,358
Other Assets in Excess of Liabilities (0.4%)		6,054
Net Assets (100.0%)		$1,571,412

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

(a)  Comprised of securities in separate entities that are traded as a single stapled security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $7,368,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  Security has been deemed illiquid at June 30, 2011.

(g)  Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/11 and has a current cost basis of approximately $2,373,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,860,000. Keystone Industrial Fund II, LP was acquired between 1/09 - 6/11 and has a current cost basis of $3,019,000. At June 30, 2011, these securities had an aggregate market value of approximately $7,368,000 representing 0.5% of net assets.

(h)  The approximate market value and percentage of net assets, $900,743,000 and 57.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$5,683	$—	$—		$5,683
Diversified	72,149	540,031	—	†	612,180
Health Care	76,873	—	—		76,873
Industrial	16,267	8,972	7,368		32,607
Industrial/Office	4,940	1,230	—		6,170
Lodging/Resorts	81,483	—	—		81,483
Office	72,186	121,927	—		194,113
Residential	120,266	64,765	—		185,031
Retail	166,596	153,107	—		319,703
Self Storage	24,233	10,711	—		34,944
Total Common Stocks	640,676	900,743	7,368		1,548,787
Short-Term Investment — Investment Company	16,571	—	—		16,571
Total Assets	$657,247	$900,743	$7,368		$1,565,358

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $886,968,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$4,343	†
Purchases	2,743
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	282
Realized gains (losses)	—
Ending Balance	$7,368	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$282

†  Includes one or more securities which are valued at zero.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	39.1%
Retail	20.4
Office	12.4
Residential	11.8
Other*	11.1
Lodging/Resorts	5.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (89.6%)
Australia (2.5%)
QR National Ltd. (a)	15,776	$57
Belgium (5.0%)
Anheuser-Busch InBev N.V.	1,926	112
Brazil (4.0%)
BM&F Bovespa SA	8,806	58
Natura Cosmeticos SA	1,315	33
		91
Canada (6.5%)
Brookfield Asset Management, Inc., Class A	2,363	78
Brookfield Infrastructure Partners LP	2,678	67
		145
China (16.9%)
China Merchants Holdings International Co., Ltd.	24,000	93
Golden Eagle Retail Group Ltd.	28,000	71
Hengan International Group Co., Ltd.	5,000	45
New Oriental Education & Technology Group, Inc. ADR (a)	619	69
Tingyi Cayman Islands Holding Corp.	12,000	37
Want Want China Holdings Ltd.	68,000	66
		381
Denmark (4.4%)
DSV A/S	4,122	99
Finland (2.2%)
Kone Oyj, Class B	798	50
France (9.5%)
Danone	878	66
LVMH Moet Hennessy Louis Vuitton SA	267	48
Pernod-Ricard SA	1,024	101
		215
Germany (2.4%)
Adidas AG	679	54
Israel (3.6%)
Teva Pharmaceutical Industries Ltd. ADR	1,698	82
Italy (3.5%)
Prada SpA (a)	12,900	78
Norway (2.0%)
Telenor ASA	2,778	46
Switzerland (9.4%)
Kuehne & Nagel International AG (Registered)	482	73
Nestle SA (Registered)	2,249	140
		213
United Kingdom (15.2%)
British American Tobacco PLC	1,524	67
Diageo PLC	4,833	99
Imperial Tobacco Group PLC	2,107	70
Reckitt Benckiser Group PLC	997	55
Tesco PLC	8,129	52
		343

	Shares	Value (000)
United States (2.5%)
Li & Fung Ltd. (Hong Kong)	28,000	$56
Total Common Stocks (Cost $1,923)		2,022
Participation Notes (5.5%)
China (5.5%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (Cost $103)	3,800	125
Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $92)	91,651	92
Total Investments (99.2%) (Cost $2,118) (b)		2,239
Other Assets in Excess of Liabilities (0.8%)		19
Net Assets (100.0%)		$2,258

(a)  Non-income producing security.

(b)  The approximate market value and percentage of net assets, $1,557,000 and 69.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$—	$312	$—	$312
Distributors	—	56	—	56
Diversified Consumer Services	69	—	—	69
Diversified Financial Services	58	—	—	58
Diversified Telecommunication Services	—	46	—	46
Electric Utilities	67	—	—	67
Food & Staples Retailing	—	52	—	52
Food Products	—	309	—	309
Household Products	—	55	—	55
Machinery	—	50	—	50
Marine	—	73	—	73
Multiline Retail	78	71	—	149
Personal Products	33	45	—	78

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

International Advantage Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Pharmaceuticals	$82	$—	$—	$82
Real Estate Management & Development	78	—	—	78
Road & Rail	—	156	—	156
Textiles, Apparel & Luxury Goods	—	102	—	102
Tobacco	—	137	—	137
Transportation Infrastructure	—	93	—	93
Total Common Stocks	465	1,557	—	2,022
Participation Notes	125	—	—	125
Short-Term Investment — Investment Company	92	—	—	92
Total Assets	$682	$1,557	$—	$2,239

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $1,486,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.9%
Beverages	19.5
Food Products	13.8
Road & Rail	7.0
Multiline Retail	6.7
Tobacco	6.1
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Australia (3.5%)
AMP Ltd.	9,050,072	$47,659
Orica Ltd.	289,467	8,395
Santos Ltd.	4,666,105	67,992
WorleyParsons Ltd.	1,066,566	32,384
		156,430
Canada (1.0%)
Cenovus Energy, Inc. (a)	753,615	28,443
EnCana Corp. (a)	472,997	14,605
		43,048
France (8.2%)
ArcelorMittal (a)	790,632	27,512
BNP Paribas SA	297,348	22,933
France Telecom SA	1,507,236	32,064
Legrand SA	1,744,155	73,456
Sanofi	1,018,434	81,855
Societe Generale SA (a)	691,701	40,998
Vallourec SA (a)	746,730	90,931
		369,749
Germany (4.9%)
BASF SE	556,754	54,484
Bayer AG	1,127,689	90,662
Continental AG (b)	338,228	35,512
Volkswagen AG (Preference)	195,975	40,405
		221,063
Ireland (1.6%)
CRH PLC	3,198,618	70,838
Italy (1.2%)
ENI SpA	2,196,490	52,071
Japan (25.4%)
Asatsu-DK, Inc. (a)	605,985	15,926
Astellas Pharma, Inc.	679,800	26,286
Chiba Bank Ltd. (The) (a)	2,371,000	14,865
Hitachi Ltd. (a)	12,330,000	72,886
Hoya Corp.	2,885,000	63,946
Inpex Corp.	8,763	64,695
Kao Corp.	1,261,700	33,159
Keyence Corp.	227,010	64,382
Kyocera Corp.	119,100	12,116
Lawson, Inc.	273,700	14,375
Mitsubishi Corp.	3,211,500	80,464
Mitsubishi Electric Corp.	6,237,000	72,434
Mitsubishi Estate Co., Ltd.	3,348,000	58,774
Mitsui OSK Lines Ltd. (a)	4,505,391	24,245
MS&AD Insurance Group Holdings	1,884,900	44,212
NGK Spark Plug Co., Ltd.	4,041,000	55,804
Nidec Corp. (a)	138,000	12,882
Nitto Denko Corp.	565,400	28,720
NTT DoCoMo, Inc.	18,012	32,132
Sekisui House Ltd.	5,668,000	52,708

	Shares	Value (000)
Sumitomo Mitsui Financial Group, Inc.	1,600,232	$49,249
Sumitomo Mitsui Trust Holdings, Inc.	12,858,999	44,860
T&D Holdings, Inc.	567,900	13,491
Taiyo Nippon Sanso Corp. (a)	1,969,000	15,710
Tokyo Electron Ltd.	1,160,300	63,298
Tokyo Gas Co., Ltd.	5,521,000	24,975
Toyota Motor Corp.	2,156,300	90,786
		1,147,380
Netherlands (5.2%)
Akzo Nobel N.V.	1,025,147	64,669
Unilever N.V. CVA (a)	5,256,525	172,204
		236,873
Spain (0.2%)
Banco Santander SA	968,113	11,171
Switzerland (11.4%)
Holcim Ltd. (Registered) (b)	1,179,175	88,992
Nestle SA (Registered)	2,526,016	156,990
Novartis AG (Registered)	1,617,373	99,076
Roche Holding AG (Genusschein)	428,261	71,648
UBS AG (Registered) (b)	3,106,900	56,654
Zurich Financial Services AG (b)	165,032	41,711
		515,071
United Kingdom (33.8%)
Admiral Group PLC	1,036,579	27,617
Barclays PLC	17,231,410	70,928
BG Group PLC	2,197,386	49,871
BHP Billiton PLC	1,368,574	53,642
BP PLC	6,928,419	51,049
British American Tobacco PLC	3,760,471	164,834
Bunzl PLC	3,947,525	49,420
Hays PLC	18,252,858	30,175
HSBC Holdings PLC	10,904,550	108,179
Imperial Tobacco Group PLC	5,219,213	173,530
Legal & General Group PLC	17,190,669	32,614
Lloyds Banking Group PLC (b)	40,920,787	32,154
Prudential PLC	10,769,347	124,456
Reckitt Benckiser Group PLC	2,641,230	145,831
Resolution Ltd.	9,195,405	43,391
Scottish & Southern Energy PLC	3,518,334	78,695
Smiths Group PLC	2,664,362	51,359
Travis Perkins PLC	2,819,481	44,779
Vodafone Group PLC	33,514,695	89,070
WM Morrison Supermarkets PLC	12,186,255	58,228
Xstrata PLC	1,971,738	43,484
		1,523,306
United States (1.5%)
Dr. Pepper Snapple Group, Inc.	1,587,545	66,567
Total Common Stocks (Cost $3,778,566)		4,413,567

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investments (5.1%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	113,927,870	$113,928
	Face Amount (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $1,625; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $1,658)	$1,625	1,625
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $25,827; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 8/1/36 - 9/1/40; valued at $26,344)	25,827	25,827
		27,452
Total Securities held as Collateral on Loaned Securities (Cost $141,380)		141,380
	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $89,726)	89,726,394	89,726
Total Short-Term Investments (Cost $231,106)		231,106
Total Investments (103.0%) (Cost $4,009,672) Including $136,162 of Securities Loaned (c)		4,644,673
Liabilities in Excess of Other Assets (-3.0%)		(135,400)
Net Assets (100.0%)		$4,509,273

(a)  All or a portion of this security was on loan at June 30, 2011.

(b)  Non-income producing security.

(c)  The approximate market value and percentage of net assets, $4,303,952,000 and 95.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

CVA  Certificaten Van Aandelen.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$—	$91,316	$—	$91,316
Automobiles	—	131,191	—	131,191
Beverages	66,566	—	—	66,566
Capital Markets	—	56,654	—	56,654
Chemicals	—	171,978	—	171,978
Commercial Banks	—	395,337	—	395,337
Construction Materials	—	159,830	—	159,830
Diversified Telecommunication Services	—	32,064	—	32,064
Electric Utilities	—	78,695	—	78,695
Electrical Equipment	—	158,772	—	158,772
Electronic Equipment, Instruments & Components	—	213,330	—	213,330
Energy Equipment & Services	—	32,384	—	32,384
Food & Staples Retailing	—	72,603	—	72,603
Food Products	—	329,194	—	329,194
Gas Utilities	—	24,975	—	24,975
Household Durables	—	52,708	—	52,708
Household Products	—	145,831	—	145,831
Industrial Conglomerates	—	51,359	—	51,359
Insurance	—	375,151	—	375,151
Machinery	—	90,931	—	90,931
Marine	—	24,245	—	24,245
Media	—	15,926	—	15,926
Metals & Mining	—	124,638	—	124,638
Oil, Gas & Consumable Fuels	43,049	285,678	—	328,727
Personal Products	—	33,159	—	33,159
Pharmaceuticals	—	369,527	—	369,527
Professional Services	—	30,175	—	30,175
Real Estate Management & Development	—	58,774	—	58,774
Semiconductors & Semiconductor Equipment	—	63,298	—	63,298
Tobacco	—	338,364	—	338,364
Trading Companies & Distributors	—	174,663	—	174,663
Wireless Telecommunication Services	—	121,202	—	121,202
Total Common Stocks	109,615	4,303,952	—	4,413,567

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$203,654	$—	$—	$203,654
Repurchase Agreements	—	27,452	—	27,452
Total Assets	$313,269	$4,331,404	$—	$4,644,673

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $3,954,616,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.0%
Commercial Banks	8.5
Insurance	8.1
Pharmaceuticals	7.9
Tobacco	7.3
Food Products	7.1
Oil, Gas & Consumable Fuels	7.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2011.

**  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (88.9%)
Australia (3.8%)
AET&D Holdings No 1 Ltd. (a)(b)(c)	16,699	$—
Lynas Corp. Ltd. (a)	88,021	170
QR National Ltd. (a)	30,007	109
		279
Belgium (2.7%)
Anheuser-Busch InBev N.V.	3,318	192
Brazil (8.0%)
BM&F Bovespa SA	16,970	112
Brookfield Incorporacoes SA Receipts (a)	2,580	12
Brookfield Incorporacoes SA	41,535	203
CETIP SA - Balcao Organizado de Ativos e Derivativos Receipts (a)	188	3
CETIP SA - Balcao Organizado de Ativos e Derivativos	16,413	254
		584
Canada (5.5%)
Brookfield Asset Management, Inc., Class A	7,682	255
Brookfield Infrastructure Partners LP	5,786	145
		400
China (26.1%)
Baidu, Inc. ADR (a)	2,217	311
China Merchants Holdings International Co., Ltd.	51,307	199
Country Style Cooking Restaurant Chain Co. Ltd. ADR (a)	4,264	57
Golden Eagle Retail Group Ltd.	100,000	255
Hengan International Group Co., Ltd.	10,000	90
New Oriental Education & Technology Group, Inc. ADR (a)	2,546	285
Renren, Inc. ADR (a)	6,628	59
Tencent Holdings Ltd.	4,800	132
Want Want China Holdings Ltd.	112,000	109
Wynn Macau Ltd.	44,400	146
Xueda Education Group ADR (a)	15,674	125
Youku.com, Inc. ADR (a)	380	13
Youku.com, Inc., Class A (a)(b)(c)	60,414	115
		1,896
Denmark (4.6%)
DSV A/S	13,983	336
France (2.2%)
Pernod-Ricard SA	1,619	160
Germany (4.0%)
Adidas AG	1,439	114
BASF SE	1,811	177
		291
Hong Kong (1.6%)
Minth Group Ltd.	70,000	113
India (1.3%)
MakeMyTrip Ltd. (a)	3,712	91
Israel (1.8%)
Teva Pharmaceutical Industries Ltd. ADR	2,633	127

	Shares	Value (000)
Italy (2.8%)
Prada SpA (a)	34,200	$206
Japan (5.4%)
Universal Entertainment Corp.	11,800	394
Korea, Republic of (1.0%)
MegaStudy Co., Ltd.	558	75
Russia (2.0%)
Yandex N.V., Class A (a)	4,140	147
Switzerland (7.1%)
Kuehne & Nagel International AG (Registered)	1,261	191
Nestle SA (Registered)	2,196	137
Panalpina Welttransport Holding AG (Registered) (a)	1,355	186
		514
United Kingdom (5.0%)
British American Tobacco PLC ADR	1,192	105
Diageo PLC ADR	1,905	156
Tesco PLC	15,765	102
		363
United States (4.0%)
Greenlight Capital Re Ltd., Class A (a)	7,757	204
Li & Fung Ltd. (Hong Kong)	44,000	88
		292
Total Common Stocks (Cost $5,204)		6,460
Participation Notes (4.8%)
China (4.8%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	3,600	118
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	7,100	234
Total Participation Notes (Cost $264)		352
Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $152)	151,990	152
Total Investments (95.8%) (Cost $5,620) (d)		6,964
Other Assets in Excess of Liabilities (4.2%)		305
Net Assets (100.0%)		$7,269

(a)  Non-income producing security.

(b)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $115,000, representing 1.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2011.

(d)  The approximate market value and percentage of net assets, $3,475,000 and 47.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

International Opportunity Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$186	$—		$186
Auto Components	—	113	—		113
Beverages	156	352	—		508
Capital Markets	257	—	—		257
Chemicals	—	177	—		177
Distributors	—	88	—		88
Diversified Consumer Services	410	75	—		485
Diversified Financial Services	112	—	—		112
Electric Utilities	145	—	—	†	145
Food & Staples Retailing	—	102	—		102
Food Products	—	246	—		246
Hotels, Restaurants & Leisure	57	146	—		203
Household Durables	215	—	—		215
Insurance	204	—	—		204
Internet Software & Services	621	132	115		868
Leisure Equipment & Products	—	394	—		394
Marine	—	191	—		191
Metals & Mining	—	170	—		170
Multiline Retail	206	255	—		461
Personal Products	—	90	—		90
Pharmaceuticals	127	—	—		127
Real Estate Management & Development	255	—	—		255
Road & Rail	—	445	—		445
Textiles, Apparel & Luxury Goods	—	114	—		114
Tobacco	105	—	—		105
Transportation Infrastructure	—	199	—		199
Total Common Stocks	2,870	3,475	115	†	6,460
Participation Notes	118	234	—		352
Short-Term Investment — Investment Company	152	—	—		152
Total Assets	$3,140	$3,709	$115	†	$6,964

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $2,881,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$106
Purchases	30		—
Sales	—		(30)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation/depreciation	85		(76)
Realized gains (losses)	—		—
Ending Balance	$115	†	$—
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$85		$—

†  Includes one or more securities which are valued at zero.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	49.6%
Internet Software & Services	12.5
Beverages	7.3
Diversified Consumer Services	6.9
Multiline Retail	6.6
Road & Rail	6.4
Leisure Equipment & Products	5.7
Participation Notes	5.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Australia (14.1%)
CFS Retail Property Trust REIT	1,971,831	$3,847
Commonwealth Property Office Fund REIT	2,011,698	2,033
Dexus Property Group REIT (Stapled Securities) (a)	1,841,087	1,742
Goodman Group REIT (Stapled Securities) (a)	1,403,071	1,062
GPT Group REIT (Stapled Securities) (a)	1,694,587	5,757
Investa Office Fund REIT (Stapled Securities) (a)(b)	585,216	406
Mirvac Group REIT (Stapled Securities) (a)(b)	1,899,124	2,553
Stockland REIT (Stapled Securities) (a)(b)	1,828,970	6,704
Westfield Group REIT (Stapled Securities) (a)(b)	1,941,530	18,093
Westfield Retail Trust REIT	2,609,493	7,596
		49,793
Austria (0.1%)
Atrium European Real Estate Ltd.	66,166	436
Belgium (0.2%)
Befimmo SCA Sicafi REIT	8,461	752
China (8.4%)
Agile Property Holdings Ltd. (c)	740,000	1,158
China Overseas Land & Investment Ltd. (c)	5,360,240	11,598
China Resources Land Ltd. (c)	5,135,000	9,311
Guangzhou R&F Properties Co., Ltd., Class H (c)	3,952,000	5,440
Hui Xian Real Estate Investment Trust REIT (c)(d)	1,159,000	866
KWG Property Holding Ltd. (c)	1,041,000	697
Shimao Property Holdings Ltd. (c)	319,000	398
		29,468
Finland (0.6%)
Citycon Oyj	250,585	1,127
Sponda Oyj	150,474	874
		2,001
France (7.7%)
Fonciere Des Regions REIT	20,145	2,134
Gecina SA REIT	5,876	821
ICADE REIT	18,752	2,312
Klepierre REIT	99,457	4,104
Mercialys SA REIT	25,225	1,069
Societe de la Tour Eiffel REIT	5,121	474
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	7,503	1,077
Unibail-Rodamco SE REIT	65,224	15,073
		27,064
Germany (1.1%)
Alstria Office AG REIT	149,883	2,259
Deutsche Euroshop AG	24,274	961
Prime Office AG (d)	81,669	734
		3,954
Hong Kong (27.1%)
Hang Lung Properties Ltd.	1,914,000	7,928
Henderson Land Development Co., Ltd.	967,882	6,262
Hongkong Land Holdings Ltd.	2,643,000	18,839
Hysan Development Co., Ltd.	1,045,486	5,176

	Shares	Value (000)
Kerry Properties Ltd.	1,579,771	$7,645
New World Development Co., Ltd.	806,616	1,225
Sino Land Co., Ltd.	912,172	1,475
Sun Hung Kai Properties Ltd.	2,321,174	33,876
Wharf Holdings Ltd.	1,890,117	13,203
		95,629
Italy (0.7%)
Beni Stabili SpA	2,428,509	2,452
Japan (16.4%)
Japan Real Estate Investment Corp. REIT	353	3,468
Japan Retail Fund Investment Corp. REIT	320	494
Mitsubishi Estate Co., Ltd.	1,188,000	20,855
Mitsui Fudosan Co., Ltd.	1,042,000	17,965
Nippon Building Fund, Inc. REIT	357	3,484
NTT Urban Development Corp.	558	480
Sumitomo Realty & Development Co., Ltd.	497,000	11,111
		57,857
Malta (0.0%)
BGP Holdings PLC (d)(e)	4,769,371	—
Netherlands (2.6%)
Corio N.V. REIT	67,579	4,477
Eurocommercial Properties N.V. CVA REIT	66,264	3,295
Wereldhave N.V. REIT	13,815	1,406
		9,178
Singapore (4.1%)
CapitaCommercial Trust REIT	569,000	673
CapitaLand Ltd.	3,021,000	7,185
CapitaMall Trust REIT	347,000	529
CapitaMalls Asia Ltd.	580,000	697
City Developments Ltd.	279,000	2,372
Keppel Land Ltd.	803,247	2,378
Suntec Real Estate Investment Trust REIT	634,000	775
		14,609
Sweden (1.1%)
Atrium Ljungberg AB, Class B	60,624	767
Castellum AB	14,071	211
Fabege AB	27,837	279
Hufvudstaden AB, Class A	227,516	2,726
		3,983
Switzerland (1.7%)
PSP Swiss Property AG (Registered) (d)	49,131	4,666
Swiss Prime Site AG (Registered) (d)	13,496	1,158
		5,824
United Kingdom (13.3%)
Big Yellow Group PLC REIT	434,073	2,145
British Land Co., PLC REIT	662,281	6,469
Capital & Counties Properties PLC	187,118	591
Capital & Regional PLC (d)	1,670,988	1,053
Capital Shopping Centres Group PLC REIT	427,760	2,743
Derwent London PLC REIT	78,913	2,313
Development Securities PLC	183,252	665

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Grainger PLC	796,120	$1,659
Great Portland Estates PLC REIT	159,514	1,116
Hammerson PLC REIT	786,636	6,076
Land Securities Group PLC REIT	609,584	8,335
LXB Retail Properties PLC (d)	1,120,746	2,061
Metric Property Investments PLC REIT	493,900	844
Quintain Estates & Development PLC (d)	1,204,573	1,160
Safestore Holdings PLC	887,304	1,965
Segro PLC REIT	484,296	2,426
Shaftesbury PLC REIT	76,494	648
ST Modwen Properties PLC	653,271	1,939
Unite Group PLC (d)	795,234	2,777
		46,985
Total Common Stocks (Cost $496,011)		349,985
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $3,328)	3,328,239	3,328
Total Investments (100.1%) (Cost $499,339) (f)		353,313
Liabilities in Excess of Other Assets (-0.1%)		(238)
Net Assets (100.0%)		$353,075

(a)  Comprised of securities in separate entities that are traded as a single stapled security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  At June 30, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  The approximate market value and percentage of net assets, $349,119,000 and 98.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$866	$208,882	$—	†	$209,748
Industrial	—	3,488	—		3,488
Industrial/Office	—	436	—		436
Office	—	48,915	—		48,915
Residential	—	22,966	—		22,966
Retail	—	60,322	—		60,322
Self Storage	—	4,110	—		4,110
Total Common Stocks	866	349,119	—	†	349,985
Short-Term Investment — Investment Company	3,328	—	—		3,328
Total Assets	$4,194	$349,119	$—	†	$353,313

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $344,221,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—

†  Includes one or more securities which are valued at zero.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	59.4%
Retail	17.1
Office	13.8
Residential	6.5
Other*	3.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (5.5%)
Alesco Corp. Ltd.	993,379	$2,911
Dart Energy Ltd. (a)	920,352	611
Iluka Resources Ltd.	109,158	1,980
Infomedia Ltd.	6,964,927	1,608
Myer Holdings Ltd.	1,000,314	2,837
Navitas Ltd.	713,804	3,099
Pacific Brands Ltd.	3,535,410	2,648
SAI Global Ltd.	657,595	3,350
WHK Group Ltd.	2,940,213	2,901
		21,945
Austria (1.1%)
Atrium European Real Estate Ltd.	662,266	4,362
China (1.4%)
EVA Precision Industrial Holdings Ltd.	18,338,000	5,637
Denmark (6.5%)
ALK-Abello A/S	32,818	2,005
Jyske Bank A/S (Registered) (a)	137,275	5,424
NKT Holding A/S	71,890	4,597
Royal Unibrew A/S	36,549	2,410
SimCorp A/S	26,738	5,275
Sydbank A/S	288,759	6,449
		26,160
France (4.4%)
Alten Ltd.	61,329	2,440
Euler Hermes SA	43,856	3,705
Eurofins Scientific	57,597	5,303
Sa des Ciments Vicat	24,302	2,041
Wendel	34,264	4,211
		17,700
Germany (4.5%)
Draegerwerk AG & Co. KGaA (Preference)	28,268	3,154
GEA Group AG	75,131	2,687
Gerresheimer AG	80,117	3,824
Kontron AG	292,061	3,117
Rheinmetall AG	59,274	5,247
		18,029
Hong Kong (4.4%)
AMVIG Holdings Ltd.	7,191,000	5,436
China High Precision Automation Group Ltd.	5,602,000	4,393
Dah Sing Financial Holdings Ltd.	121,600	623
Pacific Basin Shipping Ltd.	3,989,000	2,283
Real Nutriceutical Group Ltd.	4,289,000	2,821
Techtronic Industries Co.	1,557,500	1,867
		17,423
Ireland (2.4%)
FBD Holdings PLC	307,875	3,191
Kerry Group PLC, Class A	97,307	4,031
United Drug PLC	734,249	2,515
		9,737

	Shares	Value (000)
Italy (4.9%)
Azimut Holding SpA	257,439	$2,401
Brembo SpA	323,043	4,605
Davide Campari-Milano SpA	480,835	3,952
Maire Tecnimont SpA	974,914	1,786
Prysmian SpA	172,766	3,475
Recordati SpA	313,144	3,445
		19,664
Japan (32.0%)
Asahi Diamond Industrial Co., Ltd.	104,000	2,276
Daibiru Corp.	887,400	6,783
Fuji Machine Manufacturing Co., Ltd.	337,200	7,239
Fuji Media Holdings, Inc.	5,907	8,760
Fuyo General Lease Co., Ltd.	205,400	6,979
Harmonic Drive Systems, Inc.	61,600	1,475
Jaccs Co., Ltd.	3,129,000	9,127
Japan Securities Finance Co., Ltd.	771,792	4,734
K's Holdings Corp.	176,500	7,656
Miraial Co., Ltd.	276,300	5,716
Ohara, Inc.	462,300	4,863
Okinawa Cellular Telephone Co.	4	8
Sawada Holdings Co., Ltd. (a)	496,400	5,223
Shinkawa Ltd.	248,800	2,017
Sumitomo Mitsui Trust Holdings, Inc.	883,000	3,080
Takashimaya Co., Ltd.	507,000	3,497
TOC Co., Ltd.	1,013,000	4,547
Toei Animation Co., Ltd.	277,400	5,773
Tokyo Tomin Bank Ltd. (The)	725,581	9,062
Toyota Industries Corp.	141,600	4,665
Tsutsumi Jewelry Co., Ltd.	127,900	3,081
TV Asahi Corp.	5,215	7,924
Yachiyo Bank Ltd. (The)	276,000	7,853
Yamaha Motor Co., Ltd. (a)	313,900	5,765
		128,103
Netherlands (0.2%)
Nutreco N.V.	12,045	885
New Zealand (0.7%)
Fisher & Paykel Healthcare Corp. Ltd.	1,299,197	2,973
Norway (3.7%)
Fred Olsen Energy ASA	69,684	2,470
Pronova BioPharma A/S (a)	1,530,625	2,779
ProSafe SE	259,659	1,955
Storebrand ASA	501,722	4,274
TGS Nopec Geophysical Co. ASA	123,123	3,453
		14,931
Spain (2.5%)
Antena 3 de Television SA	408,087	3,369
Grifols SA	274,300	5,504
Miquel y Costas & Miquel SA	33,176	1,034
		9,907

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

International Small Cap Portfolio

	Shares	Value (000)
Sweden (0.5%)
Clas Ohlson AB, Class B	136,503	$1,925
Switzerland (4.7%)
Bobst Group AG (Registered) (a)	98,491	3,690
Bucher Industries AG (Registered)	12,453	2,758
Burckhardt Compression Holding AG	6,803	2,076
Kuoni Reisen Holding AG (Registered) (a)	17,017	6,582
Rieter Holding AG (Registered) (a)	14,159	3,695
		18,801
Thailand (1.2%)
Miclyn Express Offshore Ltd.	2,904,479	4,733
United Kingdom (16.5%)
Aegis Group PLC	1,328,523	3,410
Bodycote PLC	334,591	1,997
Britvic PLC	1,016,904	6,441
Bunzl PLC	354,508	4,438
Chemring Group PLC	246,049	2,526
Cookson Group PLC	326,010	3,519
CVS Group PLC (a)	1,543,322	2,762
Dairy Crest Group PLC	539,123	3,202
Hiscox Ltd.	501,916	3,375
Keller Group PLC	324,309	2,428
Kesa Electricals PLC	1,748,122	3,862
Luminar Group Holdings PLC (a)	3,322,651	298
Premier Foods PLC (a)	19,125,182	5,839
Rexam PLC	352,083	2,163
Savills PLC	588,500	3,693
Severfield-Rowen PLC	310,222	1,082
SIG PLC (a)	1,839,818	4,031
Smurfit Kappa Group PLC (a)	420,359	5,013
Tate & Lyle PLC	351,948	3,480
Wincanton PLC	1,221,861	2,303
		65,862
United States (1.0%)
Informa PLC	544,916	3,779
Total Investments (98.1%) (Cost $389,481) (b)(c)		392,556
Other Assets in Excess of Liabilities (1.9%)		7,685
Net Assets (100.0%)		$400,241

(a)  Non-income producing security.

(b)  The approximate market value and percentage of net assets, $392,556,000 and 98.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  Securities have been designated as collateral in connection with open foreign currency exchange contracts.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank London	JPY	1,620,000	$20,125	7/29/11	USD	20,196	$20,196	$71

JPY  —  Japanese Yen

USD  —  United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$2,526	$—	$2,526
Air Freight & Logistics	—	2,303	—	2,303
Auto Components	—	12,965	—	12,965
Automobiles	—	5,765	—	5,765
Beverages	—	12,803	—	12,803
Biotechnology	—	5,504	—	5,504
Capital Markets	—	7,624	—	7,624
Chemicals	—	4,863	—	4,863
Commercial Banks	—	32,491	—	32,491
Commercial Services & Supplies	—	2,901	—	2,901
Construction & Engineering	—	5,296	—	5,296
Construction Materials	—	2,041	—	2,041
Consumer Finance	—	9,127	—	9,127
Containers & Packaging	—	12,612	—	12,612
Distributors	—	2,648	—	2,648
Diversified Consumer Services	—	3,099	—	3,099
Diversified Financial Services	—	11,713	—	11,713
Electrical Equipment	—	3,475	—	3,475
Electronic Equipment, Instruments & Components	—	4,393	—	4,393
Energy Equipment & Services	—	12,611	—	12,611
Food Products	—	17,437	—	17,437

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

International Small Cap Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$—	$6,127	$—	$6,127
Health Care Providers & Services	—	5,277	—	5,277
Hotels, Restaurants & Leisure	—	6,880	—	6,880
Household Durables	—	1,867	—	1,867
Industrial Conglomerates	—	12,977	—	12,977
Information Technology Services	—	2,440	—	2,440
Insurance	—	14,545	—	14,545
Life Sciences Tools & Services	—	9,127	—	9,127
Machinery	—	34,432	—	34,432
Marine	—	2,283	—	2,283
Media	—	33,015	—	33,015
Metals & Mining	—	1,980	—	1,980
Multiline Retail	—	6,334	—	6,334
Oil, Gas & Consumable Fuels	—	611	—	611
Paper & Forest Products	—	1,034	—	1,034
Personal Products	—	2,821	—	2,821
Pharmaceuticals	—	8,229	—	8,229
Professional Services	—	3,350	—	3,350
Real Estate Management & Development	—	19,385	—	19,385
Semiconductors & Semiconductor Equipment	—	10,850	—	10,850
Software	—	6,883	—	6,883
Specialty Retail	—	16,524	—	16,524
Trading Companies & Distributors	—	11,380	—	11,380
Wireless Telecommunication Services	—	8	—	8
Total Common Stocks	—	392,556	—	392,556
Foreign Currency Exchange Contracts	—	71	—	71
Total Assets	$—	$392,627	$—	$392,627

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $308,556,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	(12)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	12
Ending Balance	$—
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—

†  Includes one or more securities which are valued at zero.

Portfolio Composition**

Classification	Percentage of Total Investments
Other*	74.5%
Machinery	8.8
Media	8.4
Commercial Banks	8.3
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

**  Does not include open foreign currency exchange contracts with total unrealized appreciation of approximately $71,000.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Select Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (89.1%)
Australia (3.2%)
APA Group (Stapled Securities) (a)	13,000	$57
MAP Group (Stapled Securities) (a)	40,500	146
Spark Infrastructure Group (b)	19,914	28
Transurban Group (Stapled Securities) (a)	33,300	187
		418
Brazil (0.7%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,500	90
Canada (13.3%)
Enbridge, Inc.	20,130	655
Fortis, Inc.	2,240	75
TransCanada Corp.	22,180	974
		1,704
China (11.0%)
Beijing Enterprises Holdings Ltd. (c)	120,000	628
China Gas Holdings Ltd.	502,000	203
China Merchants Holdings International Co., Ltd. (c)	31,000	120
ENN Energy Holdings Ltd. (c)	76,000	258
Jiangsu Expressway Co., Ltd. H Shares (c)	131,000	122
Sichuan Expressway Co. Ltd. (c)	163,000	84
		1,415
France (3.8%)
Eutelsat Communications SA	1,997	90
SES SA FDR	14,175	397
		487
Hong Kong (2.3%)
Hong Kong & China Gas Co., Ltd.	128,100	291
Italy (2.9%)
Atlantia SpA	8,300	177
Snam Rete Gas SpA	32,587	193
		370
Netherlands (1.3%)
Koninklijke Vopak N.V.	3,448	169
Spain (3.0%)
Abertis Infraestructuras SA	14,099	315
Ferrovial SA	2,519	32
Red Electrica Corp. SA	604	36
		383
United Kingdom (11.1%)
National Grid PLC	116,900	1,150
Pennon Group PLC	5,300	59
Severn Trent PLC	4,400	104
United Utilities Group PLC	11,400	110
		1,423
United States (36.5%)
American Tower Corp., Class A (d)	12,610	660
American Water Works Co., Inc.	6,360	187
Aqua America, Inc.	2,620	57
Atmos Energy Corp.	660	22

	Shares	Value (000)
CenterPoint Energy, Inc.	22,750	$440
Consolidated Edison, Inc.	5,440	290
Crown Castle International Corp. (d)	11,010	449
Enbridge Energy Management LLC (d)	3,120	96
ITC Holdings Corp.	5,430	390
Kinder Morgan Management LLC (d)	1,290	84
NiSource, Inc.	8,240	167
Northeast Utilities	9,150	322
Northwest Natural Gas Co.	1,190	54
NSTAR	1,780	82
Oneok, Inc.	2,590	192
SBA Communications Corp., Class A (d)	3,920	150
Sempra Energy	6,880	364
Southwest Gas Corp.	630	24
Spectra Energy Corp.	23,610	647
		4,677
Total Common Stocks (Cost $10,281)		11,427
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $323)	323,043	323
Total Investments (91.6%) (Cost $10,604) (e)		11,750
Other Assets in Excess of Liabilities (8.4%)		1,077
Net Assets (100.0%)		$12,827

(a)  Comprised of securities in separate entities that are traded as a single stapled security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate market value and percentage of net assets, $4,956,000 and 38.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

FDR  Fiduciary Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Select Global Infrastructure Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the fundcode not found's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$146	$—	$146
Communications	1,259	487	—	1,746
Diversified	440	32	—	472
Oil & Gas Storage & Transportation	3,279	1,883	—	5,162
Ports	—	120	—	120
Toll Roads	—	801	—	801
Transmission & Distribution	1,159	1,214	—	2,373
Water	334	273	—	607
Total Common Stocks	6,471	4,956	—	11,427
Short-Term Investment — Investment Company	323	—	—	323
Total Assets	$6,794	$4,956	$—	$11,750

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $4,208,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	43.9%
Transmission & Distribution	20.2
Communications	14.9
Other*	9.0
Toll Roads	6.8
Water	5.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Beverage: Brewers & Distillers (3.3%)
Anheuser-Busch InBev N.V. ADR	3,834	$222
Beverage: Soft Drinks (6.3%)
Coca-Cola Co. (The)	1,433	96
Dr. Pepper Snapple Group, Inc.	3,838	161
PepsiCo, Inc.	2,310	163
		420
Commercial Services (9.0%)
eBay, Inc. (a)	8,769	283
Intertek Group PLC (United Kingdom)	5,874	186
Leucadia National Corp.	3,839	131
		600
Communications Technology (4.6%)
Motorola Solutions, Inc. (a)	6,722	309
Computer Services, Software & Systems (3.4%)
Google, Inc., Class A (a)	448	227
Computer Technology (4.2%)
Apple, Inc. (a)	827	278
Consumer Lending (2.1%)
Berkshire Hathaway, Inc., Class B (a)	1,850	143
Cosmetics (5.3%)
Estee Lauder Cos., Inc. (The), Class A	1,814	191
Natura Cosmeticos SA (Brazil)	6,470	161
		352
Diversified Manufacturing Operations (1.6%)
Danaher Corp.	2,054	109
Diversified Materials & Processing (2.9%)
Schindler Holding AG (Switzerland)	1,588	193
Diversified Retail (8.4%)
Amazon.com, Inc. (a)	1,508	309
Costco Wholesale Corp.	3,081	250
		559
Foods (5.5%)
Nestle SA ADR (Switzerland)	3,165	197
Sara Lee Corp.	9,083	173
		370
Gas Pipeline (1.5%)
Kinder Morgan Management LLC (a)	1,490	98
Insurance: Multi-Line (1.4%)
Loews Corp.	2,259	95
Oil: Crude Producers (2.8%)
QEP Resources, Inc.	4,438	186
Paints & Coatings (1.4%)
Sherwin-Williams Co. (The)	1,090	91
Personal Care (1.2%)
Procter & Gamble Co. (The)	1,271	81
Pharmaceuticals (4.4%)
Mead Johnson Nutrition Co.	4,320	292
Real Estate Investment Trusts (REIT) (3.8%)
Brookfield Asset Management, Inc., Class A (Canada)	7,700	255

	Shares	Value (000)
Recreational Vehicles & Boats (3.8%)
Edenred (France)	8,427	$257
Restaurants (9.7%)
McDonald's Corp.	1,254	106
Starbucks Corp.	7,832	309
Yum! Brands, Inc.	4,244	234
		649
Scientific Instruments: Gauges & Meters (2.8%)
Thermo Fisher Scientific, Inc. (a)	2,881	186
Textiles Apparel & Shoes (3.1%)
Coach, Inc.	1,816	116
NIKE, Inc., Class B	996	90
		206
Tobacco (4.1%)
Philip Morris International, Inc.	4,118	275
Wholesale & International Trade (2.0%)
Li & Fung Ltd. (Hong Kong)	68,000	137
Total Common Stocks (Cost $5,103)		6,590
Convertible Preferred Stocks (0.5%)
Alternative Energy (0.5%)
Better Place, Inc. (a)(b)(c) (Cost $32)	10,818	32
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $30)	29,899	30
Total Investments (99.5%) (Cost $5,165) (d)		6,652
Other Assets in Excess of Liabilities (0.5%)		30
Net Assets (100.0%)		$6,682

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2011.

(c)  At June 30, 2011, the Portfolio held a fair valued security valued at approximately $32,000, representing 0.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  The approximate market value and percentage of net assets, $773,000 and 11.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Advantage Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverage: Brewers & Distillers	$222	$—	$—	$222
Beverage: Soft Drinks	420	—	—	420
Commercial Services	414	186	—	600
Communications Technology	309	—	—	309
Computer Services, Software & Systems	227	—	—	227
Computer Technology	278	—	—	278
Consumer Lending	143	—	—	143
Cosmetics	352	—	—	352
Diversified Manufacturing Operations	109	—	—	109
Diversified Materials & Processing	—	193	—	193
Diversified Retail	559	—	—	559
Foods	370	—	—	370
Gas Pipeline	98	—	—	98
Insurance: Multi-Line	95	—	—	95
Oil: Crude Producers	186	—	—	186
Paints & Coatings	91	—	—	91
Personal Care	81	—	—	81
Pharmaceuticals	292	—	—	292
Real Estate Investment Trusts (REIT)	255	—	—	255
Recreational Vehicles & Boats	—	257	—	257
Restaurants	649	—	—	649
Scientific Instruments: Gauges & Meters	186	—	—	186
Textiles Apparel & Shoes	206	—	—	206
Tobacco	275	—	—	275
Wholesale & International Trade	—	137	—	137
Total Common Stocks	5,817	773	—	6,590
Convertible Preferred Stocks	—	—	32	32
Short-Term Investment — Investment Company	30	—	—	30
Total Assets	$5,847	$773	$32	$6,652
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $773,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Beginning Balance	$32
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$32
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—

Portfolio Composition

Classification	Percentage of Total Investments
Other*	55.6%
Restaurants	9.8
Commercial Services	9.0
Diversified Retail	8.4
Beverage: Soft Drinks	6.3
Foods	5.6
Cosmetics	5.3
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Focus Growth Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Air Transport (2.5%)
Expeditors International of Washington, Inc.	12,711	$651
Alternative Energy (3.8%)
Ultra Petroleum Corp. (a)	21,355	978
Beverage: Brewers & Distillers (1.9%)
Anheuser-Busch InBev N.V. ADR	8,556	496
Biotechnology (3.6%)
Illumina, Inc. (a)	12,284	923
Casinos & Gambling (2.9%)
Las Vegas Sands Corp. (a)	17,930	757
Chemicals: Diversified (3.4%)
Monsanto Co.	12,151	881
Commercial Finance & Mortgage Companies (2.2%)
BM&F Bovespa SA (Brazil)	86,535	573
Commercial Services (2.5%)
Leucadia National Corp.	18,735	639
Communications Technology (4.5%)
Motorola Solutions, Inc. (a)	24,989	1,150
Computer Services, Software & Systems (17.2%)
Baidu, Inc. ADR (China) (a)	9,473	1,327
Facebook, Inc., Class B (a)(b)(c)	23,263	582
Google, Inc., Class A (a)	2,573	1,303
Salesforce.com, Inc. (a)	5,503	820
Tencent Holdings Ltd. (China)	14,800	406
		4,438
Computer Technology (10.1%)
Apple, Inc. (a)	6,295	2,113
Yandex N.V., Class A (Russia) (a)	13,570	482
		2,595
Diversified Media (2.1%)
Naspers Ltd., Class N (South Africa)	9,377	531
Diversified Retail (12.4%)
Amazon.com, Inc. (a)	11,488	2,349
NetFlix, Inc. (a)	3,232	849
		3,198
Medical Equipment (3.1%)
Intuitive Surgical, Inc. (a)	2,136	795
Metals & Minerals: Diversified (3.0%)
Molycorp, Inc. (a)	12,504	764
Pharmaceuticals (3.0%)
Mead Johnson Nutrition Co.	11,543	780
Real Estate Investment Trusts (REIT) (4.2%)
Brookfield Asset Management, Inc., Class A (Canada)	32,431	1,076
Recreational Vehicles & Boats (4.4%)
Edenred (France)	37,476	1,143
Restaurants (2.6%)
Starbucks Corp.	16,917	668

	Shares	Value (000)
Semiconductors & Components (1.9%)
ARM Holdings PLC ADR (United Kingdom)	16,896	$480
Tobacco (2.4%)
Philip Morris International, Inc.	9,188	613
Wholesale & International Trade (2.1%)
Li & Fung Ltd. (Hong Kong)	264,200	531
Total Common Stocks (Cost $20,643)		24,660
Convertible Preferred Stocks (0.2%)
Alternative Energy (0.2%)
Better Place, Inc. (a)(b)(c) (Cost $53)	17,553	53
Short-Term Investment (9.2%)
Investment Company (9.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $2,368)	2,368,377	2,368
Total Investments (105.2%) (Cost $23,064) (d)		27,081
Liabilities in Excess of Other Assets (-5.2%)		(1,330)
Net Assets (100.0%)		$25,751

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2011.

(c)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $635,000, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  The approximate market value and percentage of net assets, $2,611,000 and 10.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Focus Growth Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$651	$—	$—	$651
Alternative Energy	978	—	—	978
Beverage: Brewers & Distillers	496	—	—	496
Biotechnology	923	—	—	923
Casinos & Gambling	757	—	—	757
Chemicals: Diversified	881	—	—	881
Commercial Finance & Mortgage Companies	573	—	—	573
Commercial Services	639	—	—	639
Communications Technology	1,150	—	—	1,150
Computer Services, Software & Systems	3,450	406	582	4,438
Computer Technology	2,595	—	—	2,595
Diversified Media	—	531	—	531
Diversified Retail	3,198	—	—	3,198
Medical Equipment	795	—	—	795
Metals & Minerals: Diversified	764	—	—	764
Pharmaceuticals	780	—	—	780
Real Estate Investment Trusts (REIT)	1,076	—	—	1,076
Recreational Vehicles & Boats	—	1,143	—	1,143
Restaurants	668	—	—	668
Semiconductors & Components	480	—	—	480
Tobacco	613	—	—	613
Wholesale & International Trade	—	531	—	531
Total Common Stocks	21,467	2,611	582	24,660
Convertible Preferred Stocks	—	—	53	53
Short-Term Investment —
Investment Company	2,368	—	—	2,368
Total Assets	$23,835	$2,611	$635	$27,081

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $2,611,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	$53
Purchases	512	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	70	—
Realized gains (losses)	—	—
Ending Balance	$582	$53
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$70	$—

Portfolio Composition

Classification	Percentage of Total Investments
Other*	53.5%
Computer Services, Software & Systems	16.4
Diversified Retail	11.8
Computer Technology	9.6
Short-Term Investments	8.7
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Air Transport (2.0%)
Expeditors International of Washington, Inc.	363,367	$18,601
Alternative Energy (3.5%)
Range Resources Corp.	168,834	9,370
Ultra Petroleum Corp. (a)	498,344	22,824
		32,194
Beverage: Brewers & Distillers (1.6%)
Anheuser-Busch InBev N.V. ADR	250,558	14,535
Biotechnology (3.1%)
Illumina, Inc. (a)	372,445	27,989
Casinos & Gambling (3.9%)
Las Vegas Sands Corp. (a)	527,269	22,256
Wynn Resorts Ltd.	94,400	13,550
		35,806
Chemicals: Diversified (2.7%)
Monsanto Co.	335,875	24,364
Commercial Finance & Mortgage Companies (1.9%)
BM&F Bovespa SA (Brazil)	2,575,066	17,044
Commercial Services (5.6%)
eBay, Inc. (a)	564,709	18,223
Leucadia National Corp.	567,507	19,352
SGS SA (Registered) (Switzerland)	6,738	12,792
		50,367
Communications Technology (3.6%)
Motorola Solutions, Inc. (a)	707,841	32,589
Computer Services, Software & Systems (16.5%)
Baidu, Inc. ADR (China) (a)	280,465	39,302
Facebook, Inc., Class B (a)(b)(c)	1,000,782	25,020
Google, Inc., Class A (a)	77,018	39,000
Salesforce.com, Inc. (a)	163,511	24,360
Tencent Holdings Ltd. (China)	471,400	12,928
VMware, Inc., Class A (a)	87,422	8,762
		149,372
Computer Technology (8.8%)
Apple, Inc. (a)	186,880	62,730
NVIDIA Corp. (a)	175,975	2,804
Yandex N.V., Class A (Russia) (a)	396,264	14,071
		79,605
Consumer Lending (1.3%)
CME Group, Inc.	40,503	11,810
Diversified Media (1.8%)
Naspers Ltd., Class N (South Africa)	282,001	15,960
Diversified Retail (13.7%)
Amazon.com, Inc. (a)	346,609	70,878
Costco Wholesale Corp.	172,618	14,023
NetFlix, Inc. (a)	96,496	25,349
Priceline.com, Inc. (a)	27,896	14,281
		124,531
Medical Equipment (2.6%)
Intuitive Surgical, Inc. (a)	64,434	23,977

	Shares	Value (000)
Metals & Minerals: Diversified (2.5%)
Molycorp, Inc. (a)	365,766	$22,334
Pharmaceuticals (5.6%)
Allergan, Inc.	157,017	13,072
Mead Johnson Nutrition Co.	348,587	23,547
Valeant Pharmaceuticals International, Inc. (Canada)	268,133	13,932
		50,551
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	1,001,623	33,224
Recreational Vehicles & Boats (3.6%)
Edenred (France)	1,071,672	32,680
Restaurants (3.7%)
Starbucks Corp.	514,968	20,336
Yum! Brands, Inc.	238,571	13,179
		33,515
Securities Brokerage & Services (1.4%)
Charles Schwab Corp. (The)	777,943	12,797
Semiconductors & Components (2.3%)
ARM Holdings PLC ADR (United Kingdom)	499,397	14,198
First Solar, Inc. (a)	52,064	6,886
		21,084
Tobacco (2.0%)
Philip Morris International, Inc.	269,204	17,975
Wholesale & International Trade (1.8%)
Li & Fung Ltd. (Hong Kong)	8,339,202	16,772
Total Common Stocks (Cost $614,013)		899,676
Convertible Preferred Stocks (0.5%)
Alternative Energy (0.5%)
Better Place, Inc. (a)(b)(c) (Cost $4,355)	1,451,604	4,355
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $4,324)	4,323,809	4,324
Total Investments (100.2%) (Cost $622,692) (d)		908,355
Liabilities in Excess of Other Assets (-0.2%)		(1,896)
Net Assets (100.0%)		$906,459

(a)  Non-income producing security.

(b)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $29,375,000, representing 3.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2011.

(d)  The approximate market value and percentage of net assets, $91,132,000 and 10.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$18,601	$—	$—	$18,601
Alternative Energy	32,194	—	—	32,194
Beverage: Brewers & Distillers	14,535	—	—	14,535
Biotechnology	27,989	—	—	27,989
Casinos & Gambling	35,806	—	—	35,806
Chemicals: Diversified	24,364	—	—	24,364
Commercial Finance & Mortgage Companies	17,044	—	—	17,044
Commercial Services	37,575	12,792	—	50,367
Communications Technology	32,589	—	—	32,589
Computer Services, Software & Systems	111,424	12,928	25,020	149,372
Computer Technology	79,605	—	—	79,605
Consumer Lending	11,810	—	—	11,810
Diversified Media	—	15,960	—	15,960
Diversified Retail	124,531	—	—	124,531
Medical Equipment	23,977	—	—	23,977
Metals & Minerals: Diversified	22,334	—	—	22,334
Pharmaceuticals	50,551	—	—	50,551
Real Estate Investment Trusts (REIT)	33,224	—	—	33,224
Recreational Vehicles & Boats	—	32,680	—	32,680
Restaurants	33,515	—	—	33,515
Securities Brokerage & Services	12,797	—	—	12,797
Semiconductors & Components	21,084	—	—	21,084
Tobacco	17,975	—	—	17,975
Wholesale & International Trade	—	16,772	—	16,772
Total Common Stocks	783,524	91,132	25,020	899,676
Convertible Preferred Stocks	—	—	4,355	4,355
Short-Term Investment — Investment Company	4,324	—	—	4,324
Total Assets	$787,848	$91,132	$29,375	$908,355

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $91,132,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$15,096	$4,355
Purchases	5,052	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	4,872	—
Realized gains (losses)	—	—
Ending Balance	$25,020	$4,355
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$4,872	$—

Portfolio Composition

Classification	Percentage of Total Investments
Other*	50.0%
Computer Services, Software & Systems	16.4
Diversified Retail	13.7
Computer Technology	8.8
Pharmaceuticals	5.6
Commercial Services	5.5
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Opportunity Portfolio

	Shares	Value (000)
Common Stocks (95.6%)
Advertising Agencies (2.5%)
Omnicom Group, Inc.	151,021	$7,273
Air Transport (1.6%)
Expeditors International of Washington, Inc.	87,561	4,482
Alternative Energy (3.0%)
Ultra Petroleum Corp. (a)	188,387	8,628
Asset Management & Custodian (1.7%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	307,636	4,760
CETIP SA - Balcao Organizado de Ativos e Derivativos Receipts (Brazil) (a)	2,922	45
		4,805
Casinos & Gambling (5.5%)
Universal Entertainment Corp. (Japan)	272,700	9,110
Wynn Resorts Ltd.	46,833	6,722
		15,832
Chemicals: Diversified (3.1%)
Monsanto Co.	121,839	8,838
Commercial Finance & Mortgage Companies (0.8%)
BM&F Bovespa SA (Brazil)	341,240	2,259
Commercial Services (6.5%)
China Merchants Holdings International Co., Ltd. (China)	1,970,135	7,649
New Oriental Education & Technology Group, Inc. ADR (China) (a)	98,288	10,981
		18,630
Commercial Vehicles & Parts (0.9%)
Minth Group Ltd. (Hong Kong)	1,524,000	2,469
Communications Technology (2.3%)
Corning, Inc.	356,127	6,464
Computer Services, Software & Systems (13.7%)
Baidu, Inc. ADR (China) (a)	85,120	11,928
Facebook, Inc., Class B (a)(b)(c)	338,054	8,451
Google, Inc., Class A (a)	36,963	18,717
		39,096
Computer Technology (9.3%)
Apple, Inc. (a)	69,301	23,262
LinkedIn Corp., Class A (a)	9,352	843
Youku.com, Inc. ADR (China) (a)	71,379	2,452
		26,557
Consumer Lending (11.5%)
CME Group, Inc.	29,877	8,712
Mastercard, Inc., Class A	50,331	15,167
Visa, Inc., Class A	108,216	9,118
		32,997
Diversified Retail (12.3%)
Amazon.com, Inc. (a)	138,342	28,289
Golden Eagle Retail Group Ltd. (China)	2,666,000	6,798
		35,087

	Shares	Value (000)
Home Building (2.9%)
Brookfield Incorporacoes SA Receipts (Brazil) (a)	103,959	$480
Brookfield Incorporacoes SA (Brazil)	1,633,699	7,966
		8,446
Insurance: Multi-Line (4.4%)
Greenlight Capital Re Ltd., Class A (a)	484,020	12,725
Metals & Minerals: Diversified (2.6%)
Molycorp, Inc. (a)	121,808	7,438
Multiline Retail (1.7%)
Prada SpA (Italy) (a)	803,300	4,847
Personal Care (1.5%)
Procter & Gamble Co. (The)	65,632	4,172
Real Estate Investment Trusts (REIT) (3.1%)
Brookfield Asset Management, Inc., Class A (Canada)	263,827	8,751
Semiconductors & Components (1.4%)
Marvell Technology Group Ltd. (a)	272,646	4,026
Truckers (3.3%)
DSV A/S (Denmark)392,999		9,430
Total Common Stocks (Cost $211,911)		273,252
Convertible Preferred Stocks (0.8%)
Alternative Energy (0.8%)
Better Place, Inc. (a)(b)(c) (Cost $2,339)	779,539	2,339
Participation Notes (2.7%)
Beverage: Brewers & Distillers (2.7%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (China) (Cost $6,514)	234,700	7,727
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $3,069)	3,069,078	3,069
Total Investments (100.2%) (Cost $223,833) (d)		286,387
Liabilities in Excess of Other Assets (-0.2%)		(557)
Net Assets (100.0%)		$285,830

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2011.

(c)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $10,790,000, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  The approximate market value and percentage of net assets, $35,456,000 and 12.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Opportunity Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$7,273	$—	$—	$7,273
Air Transport	4,482	—	—	4,482
Alternative Energy	8,628	—	—	8,628
Asset Management & Custodian	4,805	—	—	4,805
Casinos & Gambling	6,722	9,110	—	15,832
Chemicals: Diversified	8,838	—	—	8,838
Commercial Finance & Mortgage Companies	2,259	—	—	2,259
Commercial Services	10,981	7,649	—	18,630
Commercial Vehicles & Parts	—	2,469	—	2,469
Communications Technology	6,464	—	—	6,464
Computer Services, Software & Systems	30,645	—	8,451	39,096
Computer Technology	26,557	—	—	26,557
Consumer Lending	32,997	—	—	32,997
Diversified Retail	28,289	6,798	—	35,087
Home Building	8,446	—	—	8,446
Insurance: Multi-Line	12,725	—	—	12,725
Metals & Minerals: Diversified	7,438	—	—	7,438
Multiline Retail	4,847	—	—	4,847
Personal Care	4,172	—	—	4,172
Real Estate Investment Trusts (REIT)	8,751	—	—	8,751
Semiconductors & Components	4,026	—	—	4,026
Truckers	—	9,430	—	9,430
Total Common Stocks	229,345	35,456	8,451	273,252
Convertible Preferred Stocks	—	—	2,339	2,339
Participation Notes	7,727	—	—	7,727
Short-Term Investment — Investment Company	3,069	—	—	3,069
Total Assets	$240,141	$35,456	$10,790	$286,387

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $28,658,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	$2,339
Purchases	7,438	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	1,013	—
Realized gains (losses)	—	—
Ending Balance	$8,451	$2,339
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$1,013	$—

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.3%
Computer Services, Software & Systems	13.6
Diversified Retail	12.3
Consumer Lending	11.5
Computer Technology	9.3
Commercial Services	6.5
Casinos & Gambling	5.5
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (96.7%)
Asset Management & Custodian (2.9%)
CETIP SA - Balcao Organizado de Ativos e Derivativos Receipts (Brazil) (a)	7,856	$122
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	826,912	12,796
Greenhill & Co., Inc.	675,551	36,358
		49,276
Banks: Diversified (1.5%)
Financial Engines, Inc. (a)	1,023,141	26,520
Biotechnology (1.0%)
Abcam PLC (United Kingdom)	2,513,452	16,812
Casinos & Gambling (2.0%)
Lakes Entertainment, Inc. (a)	613,119	1,349
Universal Entertainment Corp. (Japan)	1,014,900	33,904
		35,253
Cement (2.6%)
Eagle Materials, Inc.	934,639	26,048
Texas Industries, Inc.	432,647	18,011
		44,059
Chemicals: Diversified (4.5%)
Intrepid Potash, Inc. (a)	806,641	26,216
Rockwood Holdings, Inc. (a)	946,132	52,311
		78,527
Commercial Services (11.0%)
Advisory Board Co. (The) (a)	974,981	56,432
Corporate Executive Board Co. (The)	1,002,096	43,741
CoStar Group, Inc. (a)	837,380	49,640
Information Services Group, Inc. (a)	2,113,475	3,741
MercadoLibre, Inc. (Brazil)	459,150	36,429
		189,983
Computer Services, Software & Systems (15.3%)
Blackboard, Inc. (a)	363,411	15,768
comScore, Inc. (a)	641,520	16,615
Cornerstone OnDemand, Inc. (a)	896,217	15,818
Forrester Research, Inc.	475,825	15,683
MakeMyTrip Ltd. (India) (a)	696,621	17,067
NetSuite, Inc. (a)	1,132,118	44,379
OpenTable, Inc. (a)	441,040	36,659
Solera Holdings, Inc.	970,650	57,424
SuccessFactors, Inc. (a)	573,623	16,865
Youku.com, Inc., Class A (China) (a)(b)	15,089,311	28,821
		265,099
Computer Technology (1.5%)
Bankrate, Inc. (a)	1,154,798	19,147
E-Commerce China Dangdang, Inc. ADR (China) (a)	630,572	7,308
		26,455
Consumer Electronics (0.9%)
Sohu.com, Inc. (China) (a)	218,800	15,813
Diversified Retail (4.6%)
Blue Nile, Inc. (a)	937,883	41,248
Citi Trends, Inc. (a)	750,909	11,324

	Shares	Value (000)
Shutterfly, Inc. (a)	478,942	$27,501
		80,073
Electronic Components (1.7%)
Cogent Communications Group, Inc. (a)	1,725,156	29,345
Entertainment (2.4%)
Vail Resorts, Inc.	904,337	41,798
Financial Data & Systems (2.4%)
MSCI, Inc., Class A (a)	1,122,010	42,277
Foods (1.8%)
Country Style Cooking Restaurant Chain Co. Ltd. ADR (China) (a)	812,166	10,802
Ocado Group PLC (United Kingdom) (a)	7,076,866	20,691
		31,493
Health Care Facilities (0.2%)
LCA-Vision, Inc. (a)	724,591	3,464
Health Care Management Services (1.9%)
HMS Holdings Corp. (a)	431,589	33,176
Health Care Services (2.2%)
athenahealth, Inc. (a)	933,132	38,352
Health Care: Miscellaneous (0.6%)
MedAssets, Inc. (a)	825,095	11,023
Home Building (1.3%)
Brookfield Incorporacoes SA Receipts (Brazil) (a)	230,533	1,065
Brookfield Incorporacoes SA (Brazil)	4,512,841	22,005
		23,070
Insurance: Multi-Line (2.5%)
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	1,359,809	35,749
Pico Holdings, Inc. (a)	273,202	7,923
		43,672
Medical & Dental Instruments & Supplies (3.9%)
Techne Corp.	819,247	68,301
Metals & Minerals: Diversified (4.5%)
Lynas Corp. Ltd. (Australia) (a)	40,299,454	77,802
Oil: Crude Producers (2.3%)
Brigham Exploration Co. (a)	1,317,480	39,432
Pharmaceuticals (3.7%)
Gen-Probe, Inc. (a)	595,208	41,159
Ironwood Pharmaceuticals, Inc. (a)(c)	1,212,976	19,068
Ironwood Pharmaceuticals, Inc. (a)	243,475	3,827
		64,054
Printing and Copying Services (1.4%)
VistaPrint N.V. (a)	513,843	24,587
Publishing (1.8%)
Morningstar, Inc.	507,273	30,832
Real Estate Investment Trusts (REIT) (0.2%)
Consolidated-Tomoka Land Co.	122,439	3,502
Restaurants (4.2%)
BJ's Restaurants, Inc. (a)	460,118	24,092
PF Chang's China Bistro, Inc.	1,215,209	48,900
		72,992
Scientific Instruments: Pollution Control (1.3%)
Covanta Holding Corp.	1,308,062	21,570

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Semiconductors & Components (1.5%)
Tessera Technologies, Inc. (a)	1,479,144	$25,353
Technology: Miscellaneous (1.3%)
iRobot Corp. (a)	613,779	21,660
Telecommunications Equipment (0.5%)
Pandora Media, Inc. (a)	426,851	8,072
Utilities: Electrical (5.3%)
AET&D Holdings No 1 Ltd. (Australia) (a)(b)(d)	6,504,106	—
Brookfield Infrastructure Partners LP (Canada)	3,654,788	91,552
		91,552
Total Common Stocks (Cost $1,293,442)		1,675,249
Preferred Stocks (0.6%)
Health Care Services (0.4%)
Castlight Health, Inc. (a)(b)(d)	1,796,926	7,388
Technology: Miscellaneous (0.2%)
Ning, Inc. Series D (a)(b)(d)	1,132,800	3,861
Total Preferred Stocks (Cost $15,487)		11,249
Convertible Preferred Stocks (2.1%)
Alternative Energy (0.5%)
Better Place, Inc. (a)(b)(d)	2,887,667	8,663
Computer Services, Software & Systems (1.2%)
Twitter, Inc. Series E (a)(b)(d)	1,369,008	20,903
Consumer Services: Miscellaneous (0.4%)
Xoom Corp. Series F (a)(b)(d)	2,610,922	6,005
Total Convertible Preferred Stocks (Cost $23,430)		35,571
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $24,608)	24,607,918	24,608
Total Investments (100.8%) (Cost $1,356,967) (e)		1,746,677
Liabilities in Excess of Other Assets (-0.8%)		(14,490)
Net Assets (100.0%)		$1,732,187

(a)  Non-income producing security.

(b)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $75,641,000, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Super voting rights at a ratio of 10:1.

(d)  Security has been deemed illiquid at June 30, 2011.

(e)  The approximate market value and percentage of net assets, $149,209,000 and 8.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Asset Management & Custodian	$49,276	$—	$—	$49,276
Banks: Diversified	26,520	—	—	26,520
Biotechnology	—	16,812	—	16,812
Casinos & Gambling	1,349	33,904	—	35,253
Cement	44,059	—	—	44,059
Chemicals: Diversified	78,527	—	—	78,527
Commercial Services	189,983	—	—	189,983
Computer Services, Software & Systems	236,278	—	28,821	265,099
Computer Technology	26,455	—	—	26,455
Consumer Electronics	15,813	—	—	15,813
Diversified Retail	80,073	—	—	80,073
Electronic Components	29,345	—	—	29,345
Entertainment	41,798	—	—	41,798
Financial Data & Systems	42,277	—	—	42,277
Foods	10,802	20,691	—	31,493
Health Care Facilities	3,464	—	—	3,464
Health Care Management Services	33,176	—	—	33,176
Health Care Services	38,352	—	—	38,352
Health Care: Miscellaneous	11,023	—	—	11,023
Home Building	23,070	—	—	23,070
Insurance: Multi-Line	43,672	—	—	43,672
Medical & Dental Instruments & Supplies	68,301	—	—	68,301
Metals & Minerals: Diversified	—	77,802	—	77,802
Oil: Crude Producers	39,432	—	—	39,432
Pharmaceuticals	64,054	—	—	64,054
Printing and Copying Services	24,587	—	—	24,587
Publishing	30,832	—	—	30,832
Real Estate Investment Trusts (REIT)	3,502	—	—	3,502
Restaurants	72,992	—	—	72,992
Scientific Instruments: Pollution Control	21,570	—	—	21,570

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Semiconductors & Components	$25,353	$—	$—		$25,353
Technology: Miscellaneous	21,660	—	—		21,660
Telecommunications Equipment	8,072	—	—		8,072
Utilities: Electrical	91,552	—	—	†	91,552
Total Common Stocks	1,497,219	149,209	28,821	†	1,675,249
Preferred Stocks	—	—	11,249		11,249
Convertible Preferred Stocks	—	—	35,571		35,571
Short-Term Investment — Investment Company	24,608	—	—		24,608
Total Assets	$1,521,827	$149,209	$75,641	†	$1,746,677

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $111,706,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$21,745	$61,345
Purchases	7,510		—	—
Sales	—		(7,325)	(7,510)
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Change in unrealized appreciation/depreciation	21,311		(3,171)	(18,264)
Realized gains (losses)	—		—	—
Ending Balance	$28,821	†	$11,249	$35,571
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$21,311		$(2,371)	$783

†  Includes one or more securities which are valued at zero.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	68.7%
Computer Services, Software & Systems	15.2
Commercial Services	10.9
Utilities: Electrical	5.2
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Commercial Financing (1.3%)
CreXus Investment Corp. REIT	131,180	$1,457
Starwood Property Trust, Inc. REIT	534,111	10,955
		12,412
Diversified (10.3%)
Coresite Realty Corp. REIT	179,534	2,944
Cousins Properties, Inc. REIT	1,817,487	15,521
Digital Realty Trust, Inc. REIT	42,440	2,622
Forest City Enterprises, Inc., Class A (a)	1,313,120	24,516
Lexington Realty Trust REIT	53,450	488
Vornado Realty Trust REIT	558,728	52,062
Winthrop Realty Trust REIT	349,030	4,168
		102,321
Health Care (11.8%)
Assisted Living Concepts, Inc., Class A	609,622	10,229
Capital Senior Living Corp. (a)	157,540	1,464
HCP, Inc. REIT	1,321,028	48,469
Health Care, Inc. REIT	177,156	9,288
Healthcare Realty Trust, Inc. REIT	1,186,490	24,477
LTC Properties, Inc. REIT	20,420	568
Senior Housing Properties Trust REIT	950,947	22,262
		116,757
Industrial (5.2%)
Cabot Industrial Value Fund II, LP (a)(b)(c)(d)	14,000	4,900
Cabot Industrial Value Fund III, LP (a)(b)(c)(d)	4,746	2,373
DCT Industrial Trust, Inc. REIT	703,773	3,681
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	7,905,000	7,114
Keystone Industrial Fund II, LP (a)(b)(c)(d)	6,037,500	6,641
Keystone Industrial Fund, LP (a)(b)(c)(d)	7,574,257	6,893
ProLogis, Inc. REIT	501,818	17,985
STAG Industrial, Inc. REIT (a)	153,050	1,875
		51,462
Lodging/Resorts (12.9%)
Ashford Hospitality Trust, Inc. REIT	457,872	5,700
Host Hotels & Resorts, Inc. REIT	3,777,616	64,031
Hyatt Hotels Corp., Class A (a)	113,640	4,639
RLJ Lodging Trust (a)	129,600	2,251
Starwood Hotels & Resorts Worldwide, Inc.	914,922	51,272
		127,893
Office (10.0%)
BioMed Realty Trust, Inc. REIT	188,370	3,624
Boston Properties, Inc. REIT	391,187	41,529
BRCP REIT I LP (a)(b)(c)(d)	6,101,396	1,647
BRCP REIT II, LP REIT (a)(b)(c)(d)	8,363,574	4,098
Brookfield Office Properties, Inc.	654,493	12,619
CommonWealth REIT	148,848	3,846
Douglas Emmett, Inc. REIT	178,850	3,557
Hudson Pacific Properties, Inc.	390,400	6,063
Mack-Cali Realty Corp. REIT	652,030	21,478
Parkway Properties, Inc. REIT	38,804	662
		99,123

	Shares	Value (000)
Office/Industrial Mixed (0.4%)
Liberty Property Trust REIT	9,510	$310
PS Business Parks, Inc. REIT	62,502	3,444
		3,754
Regional Malls (16.5%)
General Growth Properties, Inc. REIT	2,333,201	38,941
Simon Property Group, Inc. REIT	1,065,498	123,843
		162,784
Residential Apartments (16.8%)
American Campus Communities, Inc. REIT	96,060	3,412
Apartment Investment & Management Co., Class A REIT	458,778	11,713
AvalonBay Communities, Inc. REIT	280,704	36,042
BRE Properties, Inc. REIT	8,970	448
Camden Property Trust REIT	256,889	16,343
Equity Residential REIT	1,548,261	92,896
Post Properties, Inc. REIT	138,184	5,632
		166,486
Residential Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	282,280	17,625
Self Storage (3.7%)
Public Storage REIT	290,248	33,091
Sovran Self Storage, Inc. REIT	77,962	3,197
		36,288
Shopping Centers (7.7%)
Acadia Realty Trust REIT	428,766	8,717
Federal Realty Investment Trust REIT	119,160	10,150
Kite Realty Group Trust REIT	116,350	579
Regency Centers Corp. REIT	1,091,684	48,001
Retail Opportunity Investments Corp.	809,266	8,708
		76,155
Timber (0.1%)
Plum Creek Timber Co., Inc. REIT	26,848	1,089
Total Common Stocks (Cost $823,655)		974,149
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $3,333)	3,333,375	3,333
Total Investments (98.8%) (Cost $826,988)		977,482
Other Assets in Excess of Liabilities (1.2%)		12,263
Net Assets (100.0%)		$989,745

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2011.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(c)  Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 3/11 and has a cost basis of approximately $1,774,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/11 and has a current cost basis of approximately $2,373,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $7,905,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $6,151,000. Keystone Industrial Fund II, LP was acquired between 1/09 - 6/11 and has a current cost basis of approximately $6,038,000. At June 30, 2011, these securities had an aggregate market value of approximately $33,666,000 representing 3.4% of net assets.

(d)  At June 30, 2011, the Portfolio held fair valued securities valued at approximately $33,666,000, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

REIT  Real Estate Investment Trust.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Commercial Financing	$12,412	$—	$—	$12,412
Diversified	102,321	—	—	102,321
Health Care	116,757	—	—	116,757
Industrial	23,541	—	27,921	51,462
Lodging/Resorts	127,893	—	—	127,893
Office	93,378	—	5,745	99,123
Office/Industrial Mixed	3,754	—	—	3,754
Regional Malls	162,784	—	—	162,784
Residential Apartments	166,486	—	—	166,486
Residential Manufactured Homes	17,625	—	—	17,625
Self Storage	36,288	—	—	36,288
Shopping Centers	76,155	—	—	76,155
Timber	1,089	—	—	1,089
Total Common Stocks	940,483	—	33,666	974,149
Short-Term Investment — Investment Company	3,333	—	—	3,333
Total Assets	$943,816	$—	$33,666	$977,482

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$26,725
Purchases	5,931
Sales	(567)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	1,577
Realized gains (losses)	—
Ending Balance	$33,666
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$1,577

Portfolio Composition

Classification	Percentage of Total Investments
Residential Apartments	17.0%
Regional Malls	16.7
Lodging/Resorts	13.1
Health Care	11.9
Diversified	10.5
Office	10.1
Shopping Centers	7.8
Other*	7.6
Industrial	5.3
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)			Value (000)
Fixed Income Securities (82.0%)
Brazil (11.8%)
Sovereign (11.8%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14 - 1/1/21	BRL	8,125		$4,657
Brazilian Government International Bond,
12.50%, 1/5/16 - 1/5/22		5,936		4,606
				9,263
Chile (1.5%)
Corporate Bonds (0.3%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	131,000		267
Sovereign (1.2%)
Chile Government International Bond,
5.50%, 8/5/20		432,500		934
				1,201
Colombia (4.3%)
Sovereign (4.3%)
Colombia Government International Bond,
12.00%, 10/22/15	COP	2,051,000		1,476
Republic of Colombia,
9.85%, 6/28/27		2,612,000		1,898
				3,374
Hungary (4.9%)
Sovereign (4.9%)
Hungary Government Bond,
6.75%, 8/22/14 - 2/24/17	HUF	719,270		3,848
Indonesia (7.2%)
Corporate Bonds (0.0%)
Tjiwi Kimia Finance BV,
3.28%, 4/28/15 (a)(b)		$—	@	—	@
Sovereign (7.2%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (b)	IDR	10,000,000		1,276
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20		12,000,000		1,720
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (b)		1,000,000		127
11.00%, 11/17/20		17,890,000		2,564
				5,687
Malaysia (4.0%)
Sovereign (4.0%)
Malaysia Government Bond,
2.51%, 8/27/12	MYR	9,440		3,112
3.83%, 9/28/11		123		41
				3,153

	Face Amount (000)		Value (000)
Mexico (13.6%)
Sovereign (13.6%)
Mexican Bonos,
8.00%, 6/11/20	MXN	15,500	$1,424
8.50%, 5/31/29 - 11/18/38		82,127	7,518
10.00%, 12/5/24		16,330	1,722
			10,664
Peru (1.6%)
Sovereign (1.6%)
Peru Government Bond,
8.60%, 8/12/17	PEN	1,390	578
Peruvian Government International Bond,
8.20%, 8/12/26		1,590	644
			1,222
Philippines (0.8%)
Sovereign (0.8%)
Philippine Government International Bond,
6.25%, 1/14/36	PHP	29,000	656
Poland (9.7%)
Sovereign (9.7%)
Poland Government Bond,
5.50%, 10/25/19	PLN	16,513	5,950
6.25%, 10/24/15		4,300	1,629
			7,579
Russia (2.1%)
Sovereign (2.1%)
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (b)	RUB	45,000	1,692
South Africa (9.6%)
Sovereign (9.6%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	54,822	7,532
Thailand (2.5%)
Sovereign (2.5%)
Thailand Government Bond,
4.25%, 3/13/13	THB	28,400	933
5.25%, 7/13/13 - 5/12/14		29,403	998
			1,931
Turkey (8.2%)
Sovereign (8.2%)
Turkey Government Bond,
Zero Coupon, 8/3/11 - 2/20/13	TRY	3,534	2,049
16.00%, 3/7/12		6,756	4,367
			6,416
Venezuela (0.2%)
Sovereign (0.2%)
Venezuela Government International Bond,
9.25%, 9/15/27		$186	141
Total Fixed Income Securities (Cost $60,959)			64,359

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	No. of Warrants	Value (000)
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Oil-Linked Payment Obligation, expires 4/15/20 (a)(c) (Cost $—)	495	$14
	Shares
Short-Term Investment (15.6%)
Investment Company (15.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $12,211)	12,210,634	12,211
Total Investments (97.6%) (Cost $73,170) (d)		76,584
Other Assets in Excess of Liabilities (2.4%)		1,853
Net Assets		$78,437

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Security has been deemed illiquid at June 30, 2011.

(d)  Securities have been designated as collateral in connection with open foreign currency exchange contracts.

@  Amount/value is less than $500.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank
	USD	705	$705	7/11/11	KRW	763,340	$714	$9
JPMorgan Chase Bank
	USD	6,177	6,177	7/11/11	RUB	171,926	6,153	(24)
JPMorgan Chase Bank
	USD	357	357	7/11/11	RUB	10,000	358	1
JPMorgan Chase Bank
	USD	3,995	3,995	7/20/11	MYR	12,170	4,026	31
JPMorgan Chase Bank
	USD	330	330	7/20/11	MYR	1,000	331	1
JPMorgan Chase Bank
	USD	158	158	7/25/11	CLP	74,761	160	2
JPMorgan Chase Bank
	USD	4,258	4,258	7/25/11	THB	130,200	4,233	(25)
JPMorgan Chase Bank
	USD	324	324	7/25/11	THB	10,000	325	1
			$16,304				$16,300	$(4)

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

KRW  —  South Korean Won

MXN  —  Mexican New Peso

MYR  —  Malaysian Ringgit

PEN  —  Peruvian Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2011. (See Note A-9 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$267	$—	$267
Sovereign	—	64,092	—	64,092
Total Fixed Income Securities	—	64,359	—	64,359
Warrants	—	14	—	14
Short-Term Investment — Investment Company	12,211	—	—	12,211
Foreign Currency Exchange Contracts	—	45	—	45
Total Assets	12,211	64,418	—	76,629
Liabilities:
Foreign Currency Exchange Contracts	—	(49)	—	(49)
Total	$12,211	$64,369	$—	$76,580

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition**

Classification	Percentage of Total Investments
Sovereign	83.7%
Short-Term Investments	15.9
Other*	0.4
Total Investments	100.0%

*  Investments representing less than 5% of total investments.

**  Does not include open foreign currency exchange contracts with net unrealized depreciation of approximately $4,000.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities

	Active International Allocation Portfolio (000)		Asian Equity Portfolio (000)		Emerging Markets Portfolio (000)		Global Advantage Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$373,930		$1,452		$1,455,018		$1,797
Investments in Securities of Affiliated Issuers, at Cost	44,373		18		96,381		4
Total Investments in Securities, at Cost	418,303		1,470		1,551,399		1,801
Foreign Currency, at Cost	10,859		1		5,733		1
Investments in Securities of Unaffiliated Issuers, at Value(1)	418,142		1,506		1,771,730		1,913
Investments in Securities of Affiliated Issuers, at Value	42,892		18		112,905		4
Total Investments in Securities, at Value(1)	461,034		1,524		1,884,635		1,917
Foreign Currency, at Value	10,913		1		5,788		1
Cash	—	@	—		1,657		—
Receivable for Investments Sold	10		1		14,807		—
Dividends Receivable	1,038		3		9,258		3
Receivable for Portfolio Shares Sold	94		—		984		—
Variation Margin	2,627		—		—		—
Tax Reclaim Receivable	492		—		14		2
Unrealized Appreciation on Foreign Currency Exchange Contracts	443		—		—		—
Due from Adviser	—		32		—		25
Receivable from Affiliate	1		—	@	3		—	@
Other Assets	17		4		133		8
Total Assets	476,669		1,565		1,917,279		1,956
Liabilities:
Collateral on Securities Loaned, at Value	30,930		—		79,501		—
Payable for Investments Purchased	—		4		13,149		—
Payable for Investment Advisory Fees	581		—		5,425		—
Payable for Portfolio Shares Redeemed	529		—		5,073		—
Deferred Capital Gain Country Tax	2		—	@	1,583		—
Payable for Sub Transfer Agency Fees	158		—		814		—
Payable for Custodian Fees	51		3		372		—
Unrealized Depreciation on Foreign Currency Exchange Contracts	197		—		—		—
Payable for Professional Fees	61		6		98		15
Payable for Administration Fees	29		—	@	118		—	@
Payable for Directors' Fees and Expenses	20		—		82		—
Payable for Transfer Agent Fees	2		—	@	6		1
Payable for Distribution and Shareholder Servicing Fees — Class P	3		—	@	18		—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—		—	@	—		—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—		—	@	—		—	@
Other Liabilities	113		2		138		7
Total Liabilities	32,676		15		106,377		23
Net Assets	$443,993		$1,550		$1,810,902		$1,933
Net Assets Consist Of:
Paid-in-Capital	$458,704		$1,498		$1,444,538		$1,800
Undistributed (Distributions in Excess of) Net Investment Income	5,898		2		(6,419)		10
Accumulated Net Realized Gain (Loss)	(64,667)		(3)		41,047		7
Unrealized Appreciation (Depreciation) on:
Investments	44,210	*	54		315,129	*	116
Investments in Affiliates	(1,481)		—		16,524		—
Futures Contracts	962		—		—		—
Foreign Currency Exchange Contracts	246		—		—		—
Foreign Currency Translations	121		(1)		83		—	@
Net Assets	$443,993		$1,550		$1,810,902		$1,933

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Active International Allocation Portfolio (000)	Asian Equity Portfolio (000)	Emerging Markets Portfolio (000)	Global Advantage Portfolio (000)
CLASS I:
Net Assets	$429,112	$1,241	$1,729,866	$755
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	33,967,389	120,000	64,330,996	70,000
Net Asset Value, Offering and Redemption Price Per Share	$12.63	$10.34	$26.89	$10.79
CLASS P:
Net Assets	$14,881	$103	$81,036	$108
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	1,158,223	10,000	3,083,650	10,000
Net Asset Value, Offering and Redemption Price Per Share	$12.85	$10.33	$26.28	$10.77
CLASS H:
Net Assets	$—	$103	$—	$963
Shares Outstanding $0.001 par value shares of beneficial interest 500,000,000 shares authorized) (not in 000's)	—	10,000	—	89,346
Net Asset Value, Redemption Price Per Share	$—	$10.33	$—	$10.77
Maximum Sales Load	—	4.75%	—	4.75%
Maximum Sales Charge	$—	$0.52	$—	$0.54
Maximum Offering Price Per Share	$—	$10.85	$—	$11.31
CLASS L:
Net Assets	$—	$103	$—	$107
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	—	10,000	—	10,000
Net Asset Value, Offering and Redemption Price Per Share	$—	$10.30	$—	$10.74
(1) Including: Securities on Loan, at Value:	$29,689	$—	$75,619	$—

@  Amount is less than $500.

*  Net of $2,000 and $1,583,000 Deferred Capital Gain Country Tax in Active International Allocation Portfolio and Emerging Markets Portfolio, respectively.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities

	Global Discovery Portfolio (000)		Global Franchise Portfolio (000)		Global Opportunity Portfolio (000)		Global Real Estate Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,184		$141,419		$8,402		$1,469,715
Investments in Securities of Affiliated Issuers, at Cost	3		6,253		142		16,571
Total Investments in Securities, at Cost	2,187		147,672		8,544		1,486,286
Foreign Currency, at Cost	—		221		—	@	5,026
Investments in Securities of Unaffiliated Issuers, at Value	2,347		167,836		12,063		1,548,787
Investments in Securities of Affiliated Issuers, at Value	3		6,253		142		16,571
Total Investments in Securities, at Value	2,350		174,089		12,205		1,565,358
Foreign Currency, at Value	—		221		—	@	5,088
Cash	—		—	@	2		1
Receivable for Investments Sold	—		721		263		4,656
Dividends Receivable	—	@	197		14		3,205
Receivable for Portfolio Shares Sold	—		77		—		2,302
Tax Reclaim Receivable	3		219		1		47
Due from Adviser	26		—		22		—
Receivable from Affiliate	—	@	—	@	—	@	1
Other Assets	9		2		46		67
Total Assets	2,388		175,526		12,553		1,580,725
Liabilities:
Payable for Investments Purchased	—		1,921		193		3,301
Payable for Investment Advisory Fees	—		315		—		3,478
Payable for Portfolio Shares Redeemed	—		179		—		2,085
Payable for Sub Transfer Agency Fees	—		9		—		207
Payable for Administration Fees	—	@	11		1		105
Payable for Professional Fees	18		19		24		22
Payable for Custodian Fees	2		5		6		33
Payable for Directors' Fees and Expenses	—		8		1		12
Payable for Transfer Agent Fees	1		1		3		—
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@	3		—	@	28
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@	—		—	@	5
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@	—		1		2
Other Liabilities	4		29		24		35
Total Liabilities	25		2,500		253		9,313
Net Assets	$2,363		$173,026		$12,300		$1,571,412
Net Assets Consist Of:
Paid-in-Capital	$2,155		$147,817		$7,891		$1,723,041
Undistributed (Distributions in Excess of) Net Investment Income	14		2,348		(27)		8,466
Accumulated Net Realized Gain (Loss)	31		(3,585)		775		(239,246)
Unrealized Appreciation (Depreciation) on:
Investments	163		26,417		3,661		79,072
Foreign Currency Translations	—	@	29		—	@	79
Net Assets	$2,363		$173,026		$12,300		$1,571,412

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Global Discovery Portfolio (000)	Global Franchise Portfolio (000)	Global Opportunity Portfolio (000)	Global Real Estate Portfolio (000)
CLASS I:
Net Assets	$777	$160,284	$5,836	$1,410,828
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	70,000	9,342,171	460,527	152,539,720
Net Asset Value, Offering and Redemption Price Per Share	$11.11	$17.16	$12.67	$9.25
CLASS P:
Net Assets	$111	$12,742	$12	$140,134
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000	752,956	937	15,233,390
Net Asset Value, Offering and Redemption Price Per Share	$11.09	$16.92	$12.63	$9.20
CLASS H:
Net Assets	$1,364	$—	$5,796	$11,917
Shares Outstanding $0.001 par value shares of beneficial interest 500,000,000 shares authorized) (not in 000's)	122,942	—	460,284	1,299,345
Net Asset Value, Redemption Price Per Share	$11.10	$—	$12.59	$9.17
Maximum Sales Load	4.75%	—	4.75%	4.75%
Maximum Sales Charge	$0.55	$—	$0.63	$0.46
Maximum Offering Price Per Share	$11.65	$—	$13.22	$9.63
CLASS L:
Net Assets	$111	$—	$656	$8,533
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000	—	52,189	942,886
Net Asset Value, Offering and Redemption Price Per Share	$11.07	$—	$12.56	$9.05

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities

	International Advantage Portfolio (000)		International Equity Portfolio (000)	International Opportunity Portfolio (000)		International Real Estate Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,026		$3,806,018	$5,468		$496,011
Investments in Securities of Affiliated Issuers, at Cost	92		203,654	152		3,328
Total Investments in Securities, at Cost	2,118		4,009,672	5,620		499,339
Foreign Currency, at Cost	—	@	9,632	—	@	946
Investments in Securities of Unaffiliated Issuers, at Value(1)	2,147		4,441,019	6,812		349,985
Investments in Securities of Affiliated Issuers, at Value	92		203,654	152		3,328
Total Investments in Securities, at Value(1)	2,239		4,644,673	6,964		353,313
Foreign Currency, at Value	—	@	9,722	—	@	950
Cash	—		2	—		—	@
Dividends Receivable	5		7,694	10		748
Tax Reclaim Receivable	2		6,045	5		50
Receivable for Investments Sold	—		2,006	325		1,634
Receivable for Portfolio Shares Sold	—		3,646	—		143
Due from Adviser	31		—	16		—
Receivable from Affiliate	—	@	9	—	@	—	@
Other Assets	3		142	36		19
Total Assets	2,280		4,673,939	7,356		356,857
Liabilities:
Collateral on Securities Loaned, at Value	—		141,380	—		—
Payable for Investments Purchased	—		10,830	52		1,328
Payable for Investment Advisory Fees	—		8,311	—		734
Payable for Portfolio Shares Redeemed	—		1,347	—		1,524
Payable for Sub Transfer Agency Fees	—		1,415	—		37
Payable for Administration Fees	—	@	294	—	@	23
Payable for Directors' Fees and Expenses	—		210	—	@	7
Payable for Custodian Fees	3		143	5		62
Payable for Professional Fees	14		68	17		22
Payable for Transfer Agent Fees	3		10	1		4
Bank Overdraft	—		—	—	@	—
Payable for Distribution and Shareholder Servicing Fees — Class P	—	@	212	—	@	1
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@	—	—	@	—
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@	—	—	@	—
Other Liabilities	2		446	12		40
Total Liabilities	22		164,666	87		3,782
Net Assets	$2,258		$4,509,273	$7,269		$353,075
Net Assets Consist Of:
Paid-in-Capital	$2,100		$4,308,683	$5,600		$943,577
Undistributed Net Investment Income	20		69,396	46		10,451
Accumulated Net Realized Gain (Loss)	17		(504,715)	279		(454,940)
Unrealized Appreciation (Depreciation) on:
Investments	121		635,001	1,343		(146,026)
Foreign Currency Translations	—	@	908	1		13
Net Assets	$2,258		$4,509,273	$7,269		$353,075

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	International Advantage Portfolio (000)	International Equity Portfolio (000)	International Opportunity Portfolio (000)	International Real Estate Portfolio (000)
CLASS I:
Net Assets	$1,293	$3,457,790	$6,090	$348,046
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	120,000	239,602,008	470,000	18,003,099
Net Asset Value, Offering and Redemption Price Per Share	$10.77	$14.43	$12.96	$19.33
CLASS P:
Net Assets	$108	$1,051,483	$129	$5,029
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000	73,779,128	10,000	260,771
Net Asset Value, Offering and Redemption Price Per Share	$10.76	$14.25	$12.92	$19.29
CLASS H:
Net Assets	$750	$—	$922	$—
Shares Outstanding $0.001 par value shares of beneficial interest 500,000,000 shares authorized) (not in 000's)	69,746	—	71,333	—
Net Asset Value, Redemption Price Per Share	$10.76	$—	$12.92	$—
Maximum Sales Load	4.75%	—	4.75%	—
Maximum Sales Charge	$0.54	$—	$0.64	$—
Maximum Offering Price Per Share	$11.30	$—	$13.56	$—
CLASS L:
Net Assets	$107	$—	$128	$—
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	10,000	—	10,000	—
Net Asset Value, Offering and Redemption Price Per Share	$10.73	$—	$12.84	$—
(1) Including: Securities on Loan, at Value:	$—	$136,162	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities

	International Small Cap Portfolio (000)	Select Global Infrastructure Portfolio (000)		Advantage Portfolio (000)		Focus Growth Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$389,481	$10,281		$5,135		$20,696
Investments in Securities of Affiliated Issuers, at Cost	—	323		30		2,368
Total Investments in Securities, at Cost	389,481	10,604		5,165		23,064
Foreign Currency, at Cost	2,005	22		—		—
Investments in Securities of Unaffiliated Issuers, at Value	392,556	11,427		6,622		24,713
Investments in Securities of Affiliated Issuers, at Value	—	323		30		2,368
Total Investments in Securities, at Value	392,556	11,750		6,652		27,081
Foreign Currency, at Value	2,006	22		—		—
Cash	—	—		—		—	@
Receivable for Investments Sold	7,757	110		—		—
Receivable for Portfolio Shares Sold	185	1,204		—		1
Dividends Receivable	792	81		7		12
Tax Reclaim Receivable	961	2		4		—
Unrealized Appreciation on Foreign Currency Exchange Contracts	71	—		—		—
Due from Adviser	—	30		34		—
Receivable from Affiliate	1	—	@	—	@	—	@
Other Assets	27	37		27		3
Total Assets	404,356	13,236		6,724		27,097
Liabilities:
Payable for Investments Purchased	2,192	374		—		1,278
Payable for Investment Advisory Fees	973	—		—		32
Payable for Portfolio Shares Redeemed	155	—		—		—
Bank Overdraft	494	10		—		—
Payable for Sub Transfer Agency Fees	120	—		—	@	1
Payable for Professional Fees	25	18		20		20
Payable for Administration Fees	27	1		—	@	2
Payable for Custodian Fees	46	—	@	3		6
Payable for Directors' Fees and Expenses	19	—		1		6
Payable for Transfer Agent Fees	3	2		1		1
Payable for Distribution and Shareholder Servicing Fees — Class P	21	—	@	—	@	—	@
Payable for Distribution and Shareholder Servicing Fees — Class H	—	—	@	—	@	—
Payable for Distribution and Shareholder Servicing Fees — Class L	—	—	@	—	@	—
Other Liabilities	40	4		17		—	@
Total Liabilities	4,115	409		42		1,346
Net Assets	$400,241	$12,827		$6,682		$25,751
Net Assets Consist Of:
Paid-in-Capital	$460,681	$11,204		$5,395		$22,612
Undistributed (Distributions in Excess of) Net Investment Income	3,113	139		22		(21)
Accumulated Net Realized Gain (Loss)	(66,937)	338		(222)		(857)
Unrealized Appreciation (Depreciation) on:
Investments	3,075	1,146		1,487		4,017
Foreign Currency Exchange Contracts	71	—		—		—
Foreign Currency Translations	238	(—	@)	—	@	(—	@)
Net Assets	$400,241	$12,827		$6,682		$25,751

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	International Small Cap Portfolio (000)	Select Global Infrastructure Portfolio (000)	Advantage Portfolio (000)	Focus Growth Portfolio (000)
CLASS I:
Net Assets	$295,707	$12,479	$5,407	$23,897
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	20,684,634	1,073,649	460,292	1,132,706
Net Asset Value, Offering and Redemption Price Per Share	$14.30	$11.62	$11.75	$21.10
CLASS P:
Net Assets	$104,534	$116	$11	$1,854
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	7,350,615	10,000	967	90,646
Net Asset Value, Offering and Redemption Price Per Share	$14.22	$11.61	$11.72	$20.45
CLASS H:
Net Assets	$—	$116	$1,098	$—
Shares Outstanding $0.001 par value shares of beneficial interest 500,000,000 shares authorized) (not in 000's)	—	10,000	93,678	—
Net Asset Value, Redemption Price Per Share	$—	$11.61	$11.72	$—
Maximum Sales Load	—	4.75%	4.75%	—
Maximum Sales Charge	$—	$0.58	$0.58	$—
Maximum Offering Price Per Share	$—	$12.19	$12.30	$—
CLASS L:
Net Assets	$—	$116	$166	$—
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	—	10,000	14,073	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$11.58	$11.76	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities

	Growth Portfolio (000)		Opportunity Portfolio (000)	Small Company Growth Portfolio (000)		U.S. Real Estate Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$618,368		$220,764	$1,332,359		$823,655
Investments in Securities of Affiliated Issuers, at Cost	4,324		3,069	24,608		3,333
Total Investments in Securities, at Cost	622,692		223,833	1,356,967		826,988
Foreign Currency, at Cost	1		7	—	@	—
Investments in Securities of Unaffiliated Issuers, at Value	904,031		283,318	1,722,069		974,149
Investments in Securities of Affiliated Issuers, at Value	4,324		3,069	24,608		3,333
Total Investments in Securities, at Value	908,355		286,387	1,746,677		977,482
Foreign Currency, at Value	1		7	—	@	—
Cash	—	@	—	1,351		—	@
Receivable for Investments Sold	—		—	11,760		14,579
Receivable for Portfolio Shares Sold	916		11	7,292		674
Dividends Receivable	391		275	704		2,059
Tax Reclaim Receivable	243		—	—		—
Receivable from Affiliate	1		— @	3		1
Other Assets	69		47	69		64
Total Assets	909,976		286,727	1,767,856		994,859
Liabilities:
Payable for Portfolio Shares Redeemed	683		288	18,679		1,423
Payable for Investments Purchased	1,130		—	12,074		1,029
Payable for Investment Advisory Fees	1,117		294	3,692		1,967
Payable for Sub Transfer Agency Fees	312		71	754		416
Payable for Administration Fees	58		18	112		66
Payable for Professional Fees	24		49	35		25
Payable for Directors' Fees and Expenses	46		2	31		29
Payable for Transfer Agent Fees	5		37	6		5
Payable for Custodian Fees	18		10	9		23
Payable for Distribution and Shareholder Servicing Fees — Class P	30		1	88		21
Payable for Distribution and Shareholder Servicing Fees — Class H	—		46	—		—
Payable for Distribution and Shareholder Servicing Fees — Class L	—		22	—		—
Other Liabilities	94		59	189		110
Total Liabilities	3,517		897	35,669		5,114
Net Assets	$906,459		$285,830	$1,732,187		$989,745
Net Assets Consist Of:
Paid-in-Capital	$757,622		$240,936	$1,336,553		$889,116
Undistributed (Distributions in Excess of) Net Investment Income	2,392		(391)	(3,141)		6,346
Accumulated Net Realized Gain (Loss)	(139,251)		(17,270)	9,059		(56,211)
Unrealized Appreciation (Depreciation) on:
Investments	285,663		62,554	389,710		150,494
Foreign Currency Translations	33		1	6		—
Net Assets	$906,459		$285,830	$1,732,187		$989,745

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Growth Portfolio (000)	Opportunity Portfolio (000)	Small Company Growth Portfolio (000)	U.S. Real Estate Portfolio (000)
CLASS I:
Net Assets	$753,238	$11,179	$1,305,308	$888,495
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	28,406,315	683,171	90,124,040	56,795,844
Net Asset Value, Offering and Redemption Price Per Share	$26.52	$16.36	$14.48	$15.64
CLASS P:
Net Assets	$153,221	$3,839	$426,879	$101,250
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	5,888,700	235,495	31,500,783	6,596,323
Net Asset Value, Offering and Redemption Price Per Share	$26.02	$16.30	$13.55	$15.35
CLASS H:
Net Assets	$—	$232,924	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest 500,000,000 shares authorized) (not in 000's)	—	14,452,154	—	—
Net Asset Value, Redemption Price Per Share	$—	$16.12	$—	$—
Maximum Sales Load	—	4.75%	—	—
Maximum Sales Charge	$—	$0.80	$—	$—
Maximum Offering Price Per Share	$—	$16.92	$—	$—
CLASS L:
Net Assets	$—	$37,888	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	—	2,577,008	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$14.70	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statement of Assets and Liabilities

	Emerging Markets Debt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$60,959
Investments in Securities of Affiliated Issuers, at Cost	12,211
Total Investments in Securities, at Cost	73,170
Foreign Currency, at Cost	844
Investments in Securities of Unaffiliated Issuers, at Value	64,373
Investments in Securities of Affiliated Issuers, at Value	12,211
Total Investments in Securities, at Value	76,584
Foreign Currency, at Value	848
Cash	—	@
Interest Receivable	1,740
Receivable for Portfolio Shares Sold	297
Unrealized Appreciation on Foreign Currency Exchange Contracts	45
Receivable from Affiliate	1
Other Assets	14
Total Assets	79,529
Liabilities:
Payable for Investments Purchased	879
Payable for Investment Advisory Fees	77
Unrealized Depreciation on Foreign Currency Exchange Contracts	49
Payable for Professional Fees	29
Payable for Custodian Fees	12
Payable for Sub Transfer Agency Fees	7
Payable for Directors' Fees and Expenses	6
Payable for Portfolio Shares Redeemed	5
Payable for Administration Fees	5
Payable for Transfer Agent Fees	2
Payable for Distribution and Shareholder Servicing Fees — Class L	3
Payable for Distribution and Shareholder Servicing Fees — Class P	2
Payable for Distribution and Shareholder Servicing Fees — Class H	—	@
Other Liabilities	16
Total Liabilities	1,092
Net Assets	$78,437
Net Assets Consist Of:
Paid-in-Capital	$72,532
Undistributed Net Investment Income	1,774
Accumulated Net Realized Gain	706
Unrealized Appreciation (Depreciation) on:
Investments	3,414
Foreign Currency Exchange Contracts	(4)
Foreign Currency Translations	15
Net Assets	$78,437

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statement of Assets and Liabilities (cont'd)

Emerging Markets Debt Portfolio (000)
CLASS I:
Net Assets	$60,976
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	4,711,703
Net Asset Value, Offering and Redemption Price Per Share	$12.94
CLASS P:
Net Assets	$10,205
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	769,254
Net Asset Value, Offering and Redemption Price Per Share	$13.27
CLASS H:
Net Assets	$1,594
Shares Outstanding $0.001 par value shares of beneficial interest 500,000,000 shares authorized) (not in 000's)	120,101
Net Asset Value, Redemption Price Per Share	$13.27
Maximum Sales Load	3.50%
Maximum Sales Charge	$0.48
Maximum Offering Price Per Share	$13.75
CLASS L:
Net Assets	$5,662
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000's)	434,730
Net Asset Value, Offering and Redemption Price Per Share	$13.02

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Operations

	Active International Allocation Portfolio (000)		Asian Equity Portfolio (000)	Emerging Markets Portfolio (000)		Global Advantage Portfolio (000)		Global Discovery Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$9,541		$15	$30,597		$25		$35
Dividends from Securities of Affiliated Issuers	415		— @	119		—	@	—	@
Interest from Securities of Unaffiliated Issuers	3		—	—		—		—
Less: Foreign Taxes Withheld	(911	)*	(2)	(3,057)		(2)		(4)
Total Investment Income	9,048		13	27,659		23		31
Expenses:
Investment Advisory Fees (Note B)	1,457		7	11,195		8		10
Sub Transfer Agency Fees	138		—	840		—		—
Administration Fees (Note C)	179		1	753		1		1
Custodian Fees (Note F)	144		9	772		2		6
Shareholder Reporting Fees	60		15	102		3		8
Professional Fees	43		12	73		17		21
Registration Fees	18		10	23		14		2
Pricing Fees	31		3	16		3		2
Transfer Agency Fees (Note E)	10		6	18		6		6
Directors' Fees and Expenses	8		— @	32		—	@	—	@
Distribution and Shareholder Servicing Fees — Class P (Note D)	18		— @	123		—	@	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	—		— @	—		1		1
Distribution and Shareholder Servicing Fees — Class L (Note D)	—		— @	—		—	@	—	@
Other Expenses	12		2	38		2		4
Total Expenses	2,118		65	13,985		57		61
Waiver of Investment Advisory Fees (Note B)	(307)		(7)	—		(8)		(10)
Expenses Reimbursed by Advisor (Note B)	—		(47)	—		(36)		(35)
Rebate from Morgan Stanley Affiliate (Note G-2)	(10)		(— @)	(128)		(—	@)	(—	@)
Net Expenses	1,801		11	13,857		13		16
Net Investment Income	7,247		2	13,802		10		15
Realized Gain (Loss):
Investments Sold	25,920	**	(2)	142,511	**	7		31
Investments in Affiliates	(81)		—	—		—		—
Foreign Currency Exchange Contracts	1,579		—	(4,951)		—		—
Foreign Currency Transactions	219		(1)	(1,115)		(—	@)	(—	@)
Futures Contracts	(1,763)		—	—		—		—
Net Realized Gain (Loss)	25,874		(3)	136,445		7		31
Change in Unrealized Appreciation (Depreciation):
Investments	(13,283	)***	23	(175,643	)***	114		165
Investments in Affiliates	(50)		—	(2,510)		—		—
Foreign Currency Exchange Contracts	464		—	—		—		—
Foreign Currency Translations	(32)		(1)	71		1		1
Futures Contracts	874		—	—		—		—
Net Change in Unrealized Appreciation (Depreciation)	(12,027)		22	(178,082)		115		166
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	13,847		19	(41,637)		122		197
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,094		$21	$(27,835)		$132		$212

*  Including Foreign Taxes Withheld from Securities of Affiliated Issuers of $1,000 for Active International Allocation Portfolio.

**  Net of Capital Gain Country Tax of $5,000 and $1,286,000 for Active Inernational Allocation Portfolio and Emerging Markets Portfolio, respectively.

***  Net of Increase (Decrease) in Deferred Capital Gains Country Tax Accrual of $2,000 and $(2,142,000) for Active International Allocation Portfolio and Emerging Markets Portfolio, respectively.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Operations

	Global Franchise Portfolio (000)	Global Opportunity Portfolio (000)		Global Real Estate Portfolio (000)	International Advantage Portfolio (000)		International Equity Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$2,941	$97		$26,581	$38		$96,459
Dividends from Securities of Affiliated Issuers	1	—	@	48	—	@	1,563
Interest from Securities of Unaffiliated Issuers	—	—		6	—		3
Less: Foreign Taxes Withheld	(172)	(3)		(1,115)	(3)		(6,976)
Total Investment Income	2,770	94		25,520	35		91,049
Expenses:
Investment Advisory Fees (Note B)	594	54		6,566	9		17,642
Administration Fees (Note C)	59	5		618	1		1,764
Sub Transfer Agency Fees	5	1		279	—		1,596
Custodian Fees (Note F)	19	9		105	5		296
Shareholder Reporting Fees	4	10		32	7		317
Professional Fees	21	17		35	17		89
Registration Fees	17	17		29	10		31
Offering Costs	—	52		—	—		—
Directors' Fees and Expenses	2	—	@	22	—	@	69
Transfer Agency Fees (Note E)	10	11		21	8		26
Pricing Fees	2	1		11	3		4
Distribution and Shareholder Servicing Fees — Class P (Note D)	14	—	@	111	—	@	1,257
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	7		16	1		—
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	2		25	—	@	—
Other Expenses	7	5		22	2		85
Total Expenses	754	191		7,892	63		23,176
Distribution Fees — Class L Shares Waived (Note D)	—	(1)		—	—		—
Waiver of Investment Advisory Fees (Note B)	—	(54)		—	(9)		(969)
Expenses Reimbursed by Advisor (Note B)	—	(53)		—	(40)		—
Rebate from Morgan Stanley Affiliate (Note G-2)	(4)	(—	@)	(39)	(—	@)	(68)
Net Expenses	750	83		7,853	14		22,139
Net Investment Income	2,020	11		17,667	21		68,910
Realized Gain (Loss):
Investments Sold	4,345	831		70,055	16		79,278
Foreign Currency Transactions	23	(2)		665	1		(1,481)
Net Realized Gain	4,368	829		70,720	17		77,797
Change in Unrealized Appreciation (Depreciation):
Investments	10,678	238		(9,993)	123		110,680
Foreign Currency Translations	13	(—	@)	— @	(1)		648
Net Change in Unrealized Appreciation (Depreciation)	10,691	238		(9,993)	122		111,328
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	15,059	1,067		60,727	139		189,125
Net Increase in Net Assets Resulting from Operations	$17,079	$1,078		$78,394	$160		$258,035

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Operations

	International Opportunity Portfolio (000)		International Real Estate Portfolio (000)	International Small Cap Portfolio (000)	Select Global Infrastructure Portfolio (000)		Advantage Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$79		$7,092	$6,362	$215		$61
Dividends from Securities of Affiliated Issuers	—	@	2	5	—	@	—	@
Interest from Securities of Unaffiliated Issuers	—		— @	—	—		—
Less: Foreign Taxes Withheld	(4)		(353)	(494)	(12)		(5)
Total Investment Income	75		6,741	5,873	203		56
Expenses:
Investment Advisory Fees (Note B)	31		1,518	2,008	47		24
Administration Fees (Note C)	3		152	169	4		3
Custodian Fees (Note F)	7		101	91	10		2
Sub Transfer Agency Fees	—		40	128	—		—	@
Professional Fees	20		24	27	18		16
Registration Fees	18		13	13	16		24
Offering Costs	19		—	—	44		52
Shareholder Reporting Fees	7		19	26	2		2
Transfer Agency Fees (Note E)	6		10	8	7		5
Pricing Fees	3		10	5	4		1
Directors' Fees and Expenses	—	@	6	7	—	@	—
Distribution and Shareholder Servicing Fees — Class P (Note D)	—	@	—	131	—	@	—	@
Distribution and Shareholder Servicing Fees — Class H (Note D)	1		7	—	—	@	1
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	@	—	—	—	@	1
Other Expenses	5		9	10	—	@	6
Total Expenses	120		1,909	2,623	152		137
Distribution Fees — Class L Shares Waived (Note D)	—		—	—	—		(1)
Waiver of Investment Advisory Fees (Note B)	(31)		(4)	(61)	(47)		(24)
Expenses Reimbursed by Advisor (Note B)	(47)		—	—	(42)		(77)
Rebate from Morgan Stanley Affiliate (Note G-2)	(—	@)	(2)	(5)	(—	@)	(—	@)
Net Expenses	42		1,903	2,557	63		35
Net Investment Income	33		4,838	3,316	140		21
Realized Gain (Loss):
Investments Sold	363		(18,974)	44,346	312		41
Foreign Currency Exchange Contracts	—		—	(1,216)	—		—
Foreign Currency Transactions	—	@	(33)	(32)	3		—	@
Net Realized Gain (Loss)	363		(19,007)	43,098	315		41
Change in Unrealized Appreciation (Depreciation):
Investments	102		23,691	(33,539)	770		439
Foreign Currency Exchange Contracts	—		—	1,217	—		—
Foreign Currency Translations	1		(7)	98	(—	@)	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	103		23,684	(32,224)	770		439
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	466		4,677	10,874	1,085		480
Net Increase in Net Assets Resulting from Operations	$499		$9,515	$14,190	$1,225		$501

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statements of Operations

	Focus Growth Portfolio (000)	Growth Portfolio (000)	Opportunity Portfolio (000)	Small Company Growth Portfolio (000)	U.S. Real Estate Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$100	$4,179	$1,461	$6,538	$14,069
Dividends from Securities of Affiliated Issuers	1	17	2	39	26
Interest from Securities of Unaffiliated Issuers	—	5	—	—	—
Less: Foreign Taxes Withheld	(8)	(289)	(32)	(35)	(30)
Total Investment Income	93	3,912	1,431	6,542	14,065
Expenses:
Investment Advisory Fees (Note B)	57	2,206	721	7,784	3,858
Sub Transfer Agency Fees	1	321	140	835	454
Administration Fees (Note C)	9	353	115	707	399
Shareholder Reporting Fees	— @	56	50	135	81
Transfer Agency Fees (Note E)	4	14	162	29	15
Custodian Fees (Note F)	2	37	25	68	33
Professional Fees	21	29	42	28	30
Registration Fees	16	20	17	22	31
Offering Costs	—	—	52	—	—
Directors' Fees and Expenses	— @	13	4	27	16
Pricing Fees	1	3	1	4	5
Distribution and Shareholder Servicing Fees — Class P (Note D)	2	184	3	589	124
Distribution and Shareholder Servicing Fees — Class H (Note D)	—	—	295	—	—
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	—	144	—	—
Other Expenses	6	20	6	34	23
Expenses Before Non Operating Expenses	119	3,256	1,777	10,262	5,069
Investment Related Expenses	—	—	—	—	55
Bank Overdraft Expense	—	—	—	1	—
Total Expenses	119	3,256	1,777	10,263	5,124
Waiver of Investment Advisory Fees (Note B)	(4)	—	(65)	(400)	—
Rebate from Morgan Stanley Affiliate (Note G-2)	(1)	(15)	(2)	(33)	(21)
Net Expenses	114	3,241	1,710	9,830	5,103
Net Investment Income (Loss)	(21)	671	(279)	(3,288)	8,962
Realized Gain (Loss):
Investments Sold	652	30,640	16,411	34,813	45,499
Foreign Currency Transactions	1	17	(27)	(15)	5
Net Realized Gain	653	30,657	16,384	34,798	45,504
Change in Unrealized Appreciation (Depreciation):
Investments	995	47,177	4,401	4,543	34,554
Foreign Currency Translations	(— @)	19	1	5	(4)
Net Change in Unrealized Appreciation (Depreciation)	995	47,196	4,402	4,548	34,550
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,648	77,853	20,786	39,346	80,054
Net Increase in Net Assets Resulting from Operations	$1,627	$78,524	$20,507	$36,058	$89,016

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Statement of Operations

Emerging Markets Debt Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1
Dividends from Securities of Affiliated Issuers	7
Interest from Securities of Unaffiliated Issuers	1,736
Less: Foreign Taxes Withheld	(3)
Total Investment Income	1,741
Expenses:
Investment Advisory Fees (Note B)	211
Custodian Fees (Note F)	29
Professional Fees	29
Administration Fees (Note C)	23
Registration Fees	23
Sub Transfer Agency Fees	8
Transfer Agency Fees (Note E)	7
Pricing Fees	7
Shareholder Reporting Fees	5
Directors' Fees and Expenses	1
Shareholder Servicing Fees — Class P (Note D)	11
Shareholder Servicing Fees — Class H (Note D)	2
Distribution and Shareholder Servicing Fees — Class L (Note D)	16
Other Expenses	8
Total Expenses	380
Waiver of Investment Advisory Fees (Note B)	(111)
Rebate from Morgan Stanley Affiliate (Note G-2)	(5)
Net Expenses	264
Net Investment Income	1,477
Realized Gain:
Investments Sold	108
Foreign Currency Exchange Contracts	403
Foreign Currency Transactions	22
Net Realized Gain	533
Change in Unrealized Appreciation (Depreciation):
Investments	1,069
Foreign Currency Exchange Contracts	(75)
Foreign Currency Translations	10
Net Change in Unrealized Appreciation (Depreciation)	1,004
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,537
Net Increase in Net Assets Resulting from Operations	$3,014

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Active International Allocation Portfolio		Asian Equity Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)	Six Months Ended June 30, 2011 (unaudited) (000)	Period from December 28, 2010^ to December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$7,247	$8,719	$2	$	(—	@)
Net Realized Gain (Loss)	25,874	12,002	(3)		(2)
Net Change in Unrealized Appreciation (Depreciation)	(12,027)	13,445	22		31
Net Increase in Net Assets Resulting from Operations	21,094	34,166	21		29
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(8,900)	—		—
Class P:
Net Investment Income	—	(251)	—		—
Total Distributions	—	(9,151)	—		—
Capital Share Transactions:(1)
Class I:
Subscribed	11,335	17,789	—		1,200
Distributions Reinvested	—	8,573	—		—
Redeemed	(43,990)	(142,063)	—		—
Class P:
Subscribed	1,362	2,703	—		100
Distributions Reinvested	—	250	—		—
Redeemed	(1,637)	(5,510)	—		—
Class H:
Subscribed	—	—	—		100
Class L:
Subscribed	—	—	—		100
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(32,930)	(118,258)	—		1,500
Redemption Fees	2	7	—		—
Total Increase (Decrease) in Net Assets	(11,834)	(93,236)	21		1,529
Net Assets:
Beginning of Period	455,827	549,063	1,529		—
End of Period	$443,993	$455,827	$1,550		$1,529
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$5,898	$(1,349)	$2		$—
(1) Capital Share Transactions:
Class I:
Shares Subscribed	909	1,638	—		120
Shares Issued on Distributions Reinvested	—	729	—		—
Shares Redeemed	(3,544)	(12,896)	—		—
Net Increase (Decrease) in Class I Shares Outstanding	(2,635)	(10,529)	—		120
Class P:
Shares Subscribed	108	239	—		10
Shares Issued on Distributions Reinvested	—	21	—		—
Shares Redeemed	(129)	(514)	—		—
Net Increase (Decrease) in Class P Shares Outstanding	(21)	(254)	—		10
Class H:
Shares Subscribed	—	—	—		10
Class L:
Shares Subscribed	—	—	—		10

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Emerging Markets Portfolio		Global Advantage Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)	Six Months Ended June 30, 2011 (unaudited) (000)	Period from December 28, 2010 to December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$13,802	$8,341	$10	$	(—	@)
Net Realized Gain (Loss)	136,445	354,824	7		(—	@)
Net Change in Unrealized Appreciation (Depreciation)	(178,082)	(15,398)	115		1
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,835)	347,767	132		1
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(15,877)	—		—
Class P:
Net Investment Income	—	(637)	—		—
Total Distributions	—	(16,514)	—		—
Capital Share Transactions:(1)
Class I:
Subscribed	96,383	281,040	—		700
Distributions Reinvested	—	15,473	—		—
Redeemed	(372,451)	(778,895)	—		—
Class P:
Subscribed	3,841	18,354	—		100
Distributions Reinvested	—	633	—		—
Redeemed	(34,339)	(48,150)	—		—
Class H:
Subscribed	—	—	700		200
Class L:
Subscribed	—	—	—		100
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(306,566)	(511,545)	700		1,100
Redemption Fees	91	224	—		—
Total Increase (Decrease) in Net Assets	(334,310)	(180,068)	832		1,101
Net Assets:
Beginning of Period	2,145,212	2,325,280	1,101		—
End of Period	$1,810,902	$2,145,212	$1,933		$1,101
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(6,419)	$(20,221)	$10	$	(—	@)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,641	11,677	—		70
Shares Issued on Distributions Reinvested	—	588	—		—
Shares Redeemed	(14,160)	(32,609)	—		—
Net Increase (Decrease) in Class I Shares Outstanding	(10,519)	(20,344)	—		70
Class P:
Shares Subscribed	149	782	—		10
Shares Issued on Distributions Reinvested	—	25	—		—
Shares Redeemed	(1,336)	(2,131)	—		—
Net Increase (Decrease) in Class P Shares Outstanding	(1,187)	(1,324)	—		10
Class H:
Shares Subscribed	—	—	69		20
Class L:
Shares Subscribed	—	—	—		10

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Global Discovery Portfolio			Global Franchise Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Period from December 28, 2010^ to December 31, 2010 (000)		Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$15	$	(— @)	$2,020	$1,980
Net Realized Gain (Loss)	31		(1)	4,368	17,660
Net Change in Unrealized Appreciation (Depreciation)	166		(3)	10,691	(4,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	212		(4)	17,079	14,820
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—		—	—	(2,672)
Class P:
Net Investment Income	—		—	—	(264)
Total Distributions	—		—	—	(2,936)
Capital Share Transactions:(1)
Class I:
Subscribed	—		700	75,452	34,361
Distributions Reinvested	—		—	—	2,566
Redeemed	—		—	(20,584)	(70,062)
Class P:
Subscribed	—		100	3,150	857
Distributions Reinvested	—		—	—	248
Redeemed	—		—	(1,390)	(1,719)
Class H:
Subscribed	905		350	—	—
Class L:
Subscribed	—		100	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	905		1,250	56,628	(33,749)
Total Increase (Decrease) in Net Assets	1,117		1,246	73,707	(21,865)
Net Assets:
Beginning of Period	1,246		—	99,319	121,184
End of Period	$2,363		$1,246	$173,026	$99,319
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$14		$(1)	$2,348	$328
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		70	4,787	2,390
Shares Issued on Distributions Reinvested	—		—	—	169
Shares Redeemed	—		—	(1,307)	(4,794)
Net Increase (Decrease) in Class I Shares Outstanding	—		70	3,480	(2,235)
Class P:
Shares Subscribed	—		10	202	59
Shares Issued on Distributions Reinvested	—		—	—	17
Shares Redeemed	—		—	(88)	(121)
Net Increase (Decrease) in Class P Shares Outstanding	—		10	114	(45)
Class H:
Shares Subscribed	88		35	—	—
Class L:
Shares Subscribed	—		10	—	—

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Global Opportunity Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Period from April 1, 2010 to December 31, 2010 (000)	Year Ended March 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$11	$(18)	$(24)
Net Realized Gain	829	309	67
Net Change in Unrealized Appreciation (Depreciation)	238	1,576	4,041
Net Increase in Net Assets Resulting from Operations	1,078	1,867	4,084
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	—	(17)
Class C:
Net Investment Income	—	—	(3)
Class I:
Net Investment Income	—	—	(17)
Class R:**
Net Investment Income	—	—	(— @)
Total Distributions	—	—	(37)
Capital Share Transactions:(1)
Class A:
Subscribed	—	—	6,696
Distributions Reinvested	—	—	16
Conversion to Class H in connection with Reorganization	—	(5,407)	—
Redeemed	—	—	(1,432)
Class B:
Subscribed	—	115	804
Conversion to Class H in connection with Reorganization	—	(892)	—
Redeemed	—	(68)	(174)
Class C:
Subscribed	—	—	1,329
Distributions Reinvested	—	—	3
Conversion to Class L in connection with Reorganization	—	(682)	—
Redeemed	—	—	(186)
Class I:
Subscribed	—	12	2,220
Distributions Reinvested	—	—	1
Conversion to Class I in connection with Reorganization	—	(4,786)	—
Conversion from Class I in connection with Reorganization	—	4,786	—
Redeemed	(19)	(1,087)	(1,085)
Class P:
Subscribed	—	10 *	—
Class H:
Subscribed	60	830	—
Conversion from Class A in connection with Reorganization	—	5,407	—
Conversion from Class B in connection with Reorganization	—	892	—
Redeemed	(598)	(4,130)	—
Class L:
Subscribed	119	29	—
Conversion from Class C in connection with Reorganization	—	682	—
Redeemed	(193)	(823)	—
Class R:**
Subscribed	—	—	35
Distributions Reinvested	—	—	— @
Redeemed	—	(96)	(39)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(631)	(5,208)	8,188
Total Increase (Decrease) in Net Assets	447	(3,341)	12,235

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets (cont'd)

	Global Opportunity Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Period from April 1, 2010 to December 31, 2010 (000)	Year Ended March 31, 2010 (000)
Net Assets:
Beginning of Period	$11,853	$15,194	$2,959
End of Period	$12,300	$11,853	$15,194
Distributions in Excess of Net Investment Income Included in End of Period Net Assets	$(27)	$(38)	$(22)
(1) Capital Share Transactions:
Class A:
Shares Subscribed	—	—	835
Shares Issued on Distributions Reinvested	—	—	2
Conversion to Class H in connection with Reorganization	—	(630)	—
Shares Redeemed	—	—	(171)
Net Increase (Decrease) in Class A Shares Outstanding	—	(630)	666
Class B:
Shares Subscribed	—	13	105
Conversion to Class H in connection with Reorganization	—	(104)	—
Shares Redeemed	—	(9)	(21)
Net Increase (Decrease) in Class B Shares Outstanding	—	(100)	84
Class C:
Shares Subscribed	—	—	160
Shares Issued on Distributions Reinvested	—	—	— @@
Conversion to Class L in connection with Reorganization	—	(80)	—
Shares Redeemed	—	—	(22)
Net Increase (Decrease) in Class A Shares Outstanding	—	(80)	138
Class I:
Shares Subscribed	—	1	256
Shares Issued on Distributions Reinvested	—	—	— @@
Conversion to Class I in connection with Reorganization	—	555	—
Conversion from Class I in connection with Reorganization	—	(555)	—
Shares Redeemed	(1)	(127)	(128)
Net Increase (Decrease) in Class I Shares Outstanding	(1)	(126)	128
Class P:
Shares Subscribed	—	1 *	—
Class H:
Shares Subscribed	5	84	—
Conversion from Class A in connection with Reorganization	—	630	—
Conversion from Class B in connection with Reorganization	—	104	—
Shares Redeemed	(49)	(435)	—
Net Increase (Decrease) in Class H Shares Outstanding	(44)	383	—
Class L:
Shares Subscribed	10	2	—
Conversion from Class C in connection with Reorganization	—	80	—
Shares Redeemed	(17)	(93)	—
Net Decrease in Class L Shares Outstanding	(7)	(11)	—
Class R:**
Shares Subscribed	—	—	4
Shares Issued on Distributions Reinvested	—	—	— @@
Shares Redeemed	—	(10)	(4)
Net Increase (Decrease) in Class R Shares Outstanding	—	(10)	— @@

*  For the period May 21, 2010 (commencement of operations) through December 31, 2010.

**  Class R Shares liquidated prior to the Reorganization on May 21, 2010.

@  Amount is less than $500.

@@  Shares are less than 500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Global Real Estate Portfolio		International Advantage Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)	Six Months Ended June 30, 2011 (unaudited) (000)	Period from December 28, 2010^ to December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$17,667	$18,233	$21	$	(— @)
Net Realized Gain (Loss)	70,720	(7,577)	17		(1)
Net Change in Unrealized Appreciation (Depreciation)	(9,993)	153,231	122		(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,394	163,887	160		(2)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(22,289)	—		—
Class P:
Net Investment Income	—	(1,296)	—		—
Class H:
Net Investment Income	—	(203)	—		—
Class L:
Net Investment Income	—	(74)	—		—
Total Distributions	—	(23,862)	—		—
Capital Share Transactions:(1)
Class I:
Subscribed	403,458	539,544	—		1,200
Distributions Reinvested	—	19,144	—		—
Redeemed	(282,246)	(110,386)	—		—
Class P:
Subscribed	75,622	17,980	—		100
Distributions Reinvested	—	1,295	—		—
Redeemed	(6,968)	(13,883)	—		—
Class H:
Subscribed	2,933	10,880	600		100
Distributions Reinvested	—	199	—		—
Redeemed	(3,073)	(1,047)	—		—
Class L:
Subscribed	3,221	2,979	—		100
Distributions Reinvested	—	74	—		—
Redeemed	(46)	(304)	—		—
Net Increase in Net Assets Resulting from Capital Share Transactions	192,901	466,475	600		1,500
Total Increase in Net Assets	271,295	606,500	760		1,498
Net Assets:
Beginning of Period	1,300,117	693,617	1,498		—
End of Period	$1,571,412	$1,300,117	$2,258		$1,498
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$8,466	$(9,201)	$20		$(1)

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets (cont'd)

	Global Real Estate Portfolio		International Advantage Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)	Six Months Ended June 30, 2011 (unaudited) (000)	Period from December 28, 2010^ to December 31, 2010 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	45,064	64,397	—	120
Shares Issued on Distributions Reinvested	—	2,295	—	—
Shares Redeemed	(31,011)	(13,717)	—	—
Net Increase in Class I Shares Outstanding	14,053	52,975	—	120
Class P:
Shares Subscribed	8,251	2,273	—	10
Shares Issued on Distributions Reinvested	—	157	—	—
Shares Redeemed	(773)	(1,750)	—	—
Net Increase in Class P Shares Outstanding	7,478	680	—	10
Class H:
Shares Subscribed	331	1,323	60	10
Shares Issued on Distributions Reinvested	—	24	—	—
Shares Redeemed	(338)	(123)	—	—
Net Increase (Decrease) in Class H Shares Outstanding	(7)	1,224	60	10
Class L:
Shares Subscribed	363	398	—	10
Shares Issued on Distributions Reinvested	—	9	—	—
Shares Redeemed	(5)	(40)	—	—
Net Increase in Class L Shares Outstanding	358	367	—	10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	International Equity Portfolio		International Opportunity Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)	Six Months Ended June 30, 2011 (unaudited) (000)	Period from March 31, 2010^ to December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$68,910	$83,394	$33	$13
Net Realized Gain (Loss)	77,797	(137,837)	363	(84)
Net Change in Unrealized Appreciation (Depreciation)	111,328	302,525	103	1,241
Net Increase in Net Assets Resulting from Operations	258,035	248,082	499	1,170
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(48,950)	—	—
Class P:
Net Investment Income	—	(11,050)	—	—
Total Distributions	—	(60,000)	—	—
Capital Share Transactions:(1)
Class I:
Subscribed	284,148	703,889	—	4,700
Distributions Reinvested	—	44,431	—	—
Redeemed	(401,357)	(673,827)	—	—
Class P:
Subscribed	145,144	458,705	—	100
Distributions Reinvested	—	11,047	—	—
Redeemed	(77,727)	(712,539)	—	—
Class H:
Subscribed	—	—	50	650
Class L:
Subscribed	—	—	—	100
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(49,792)	(168,294)	50	5,550
Redemption Fees	35	308	—	—
Total Increase in Net Assets	208,278	20,096	549	6,720
Net Assets:
Beginning of Period	4,300,995	4,280,899	6,720	—
End of Period	$4,509,273	$4,300,995	$7,269	$6,720
Undistributed Net Investment Income Included in End of Period Net Assets	$69,396	$486	$46	$13
(1) Capital Share Transactions:
Class I:
Shares Subscribed	20,067	55,259	—	470
Shares Issued on Distributions Reinvested	—	3,311	—	—
Shares Redeemed	(28,301)	(52,665)	—	—
Net Increase (Decrease) in Class I Shares Outstanding	(8,234)	5,905	—	470
Class P:
Shares Subscribed	10,278	36,653	—	10
Shares Issued on Distributions Reinvested	—	833	—	—
Shares Redeemed	(5,551)	(56,399)	—	—
Net Increase (Decrease) in Class P Shares Outstanding	4,727	(18,913)	—	10
Class H:
Shares Subscribed	—	—	4	67
Class L:
Shares Subscribed	—	—	—	10

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	International Real Estate Portfolio		International Small Cap Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,838	$16,694	$3,316	$3,247
Net Realized Gain (Loss)	(19,007)	(102,047)	43,098	21,594
Net Change in Unrealized Appreciation (Depreciation)	23,684	119,410	(32,224)	34,562
Net Increase in Net Assets Resulting from Operations	9,515	34,057	14,190	59,403
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(12,992)	—	(1,110)
Class P:
Net Investment Income	—	(168)	—	(308)
Total Distributions	—	(13,160)	—	(1,418)
Capital Share Transactions:(1)
Class I:
Subscribed	11,696	43,527	21,306	32,961
Distributions Reinvested	—	7,210	—	918
Redeemed	(70,558)	(137,521)	(56,625)	(107,894)
Class P:
Subscribed	50	26	376	26,252
Distributions Reinvested	—	153	—	308
Redeemed	(690)	(3,315)	(446)	(2,011)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(59,502)	(89,920)	(35,389)	(49,466)
Redemption Fees	1	6	4	2
Total Increase (Decrease) in Net Assets	(49,986)	(69,017)	(21,195)	8,521
Net Assets:
Beginning of Period	403,061	472,078	421,436	412,915
End of Period	$353,075	$403,061	$400,241	$421,436
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$10,451	$5,613	$3,113	$(203)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	614	2,584	1,477	2,771
Shares Issued on Distributions Reinvested	—	397	—	82
Shares Redeemed	(3,695)	(7,948)	(4,012)	(8,848)
Net Decrease in Class I Shares Outstanding	(3,081)	(4,967)	(2,535)	(5,995)
Class P:
Shares Subscribed	3	1	26	2,196
Shares Issued on Distributions Reinvested	—	8	—	28
Shares Redeemed	(37)	(190)	(31)	(169)
Net Increase (Decrease) in Class P Shares Outstanding	(34)	(181)	(5)	2,055

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Select Global Infrastructure Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Period from September 20, 2010^ to December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$140	$79
Net Realized Gain	315	25
Net Change in Unrealized Appreciation (Depreciation)	770	376
Net Increase in Net Assets Resulting from Operations	1,225	480
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(80)
Class P:
Net Investment Income	—	(1)
Class H:
Net Investment Income	—	(1)
Class L:
Net Investment Income	—	(— @)
Total Distributions	—	(82)
Capital Share Transactions:(1)
Class I:
Subscribed	1,204	9,700
Class P:
Subscribed	—	100
Class H:
Subscribed	—	100
Class L:
Subscribed	—	100
Net Increase in Net Assets Resulting from Capital Share Transactions	1,204	10,000
Total Increase in Net Assets	2,429	10,398
Net Assets:
Beginning of Period	10,398	—
End of Period	$12,827	$10,398
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$139	$(1)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	104	970
Class P:
Shares Subscribed	—	10
Class H:
Shares Subscribed	—	10
Class L:
Shares Subscribed	—	10

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Advantage Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Period from September 1 to December 31, 2010 (000)	Year Ended August 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$21	$7	$23
Net Realized Gain (Loss)	41	175	(172)
Net Change in Unrealized Appreciation (Depreciation)	439	850	889
Net Increase in Net Assets Resulting from Operations	501	1,032	740
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(16)	(23)
Class P:
Net Investment Income	—	(— @)	—
Class H:
Net Investment Income	—	(2)	(4)
Class L:
Net Investment Income	—	(— @)	(1)
Class R:***
Net Investment Income	—	—	(— @)
Total Distributions	—	(18)	(28)
Capital Share Transactions:(1)
Class A:
Subscribed	—	—	—
Distributions Reinvested	—	—	—
Conversion to Class H in connection with Reorganization	—	—	(1,088)
Redeemed	—	—	—
Class B:
Subscribed	—	—	4 *
Distributions Reinvested	—	—	—
Conversion to Class H in connection with Reorganization	—	—	(212)
Redeemed	—	—	(43)*
Class C:
Subscribed	—	—	—
Distributions Reinvested	—	—	—
Conversion to Class L in connection with Reorganization	—	—	(154)
Redeemed	—	—	—
Class I:
Subscribed	—	—	11
Distributions Reinvested	—	— @	—
Conversion to Class I in connection with Reorganization	—	—	(4,141)
Conversion from Class I in connection with Reorganization	—	—	4,141
Redeemed	(12)	— @	—
Class P:
Subscribed	—	9	1 **
Class H:
Subscribed	—	—	331
Distributions Reinvested	—	2	4
Conversion from Class A in connection with Reorganization	—	—	1088
Conversion from Class B in connection with Reorganization	—	—	212
Redeemed	(88)	(139)	(420)
Class L:
Subscribed	—	—	1
Distributions Reinvested	—	— @	— @
Conversion to Class C in connection with Reorganization	—	—	154
Redeemed	(2)	(31)	(25)
Class R:***
Redeemed	—	—	(97)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(102)	(159)	(233)
Total Increase in Net Assets	399	855	479

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets (cont'd)

	Advantage Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Period from September 1 to December 31, 2010 (000)		Year Ended August 31, 2010 (000)
Net Assets:
Beginning of Period	$6,283	$5,428		$4,949
End of Period	$6,682	$6,283		$5,428
Undistributed Net Investment Income Included in End of Period Net Assets	$22	$1		$12
(1) Capital Share Transactions:
Class A:
Shares Subscribed	—	—		—
Shares Issued on Distributions Reinvested	—	—		—
Conversion to Class H in connection with Reorganization	—	—		(121)
Shares Redeemed	—	—		—
Net Decrease in Class A Shares Outstanding	—	—		(121)
Class B:
Shares Subscribed	—	—		—	@@*
Shares Issued on Distributions Reinvested	—	—		—
Conversion to Class H in connection with Reorganization	—	—		(24)
Shares Redeemed	—	—		(4	)*
Net Decrease in Class B Shares Outstanding	—	—		(28)
Class C:
Shares Subscribed	—	—		—
Shares Issued on Distributions Reinvested	—	—		—
Conversion to Class L in connection with Reorganization	—	—		(17)
Shares Redeemed	—	—		—
Net Decrease in Class C Shares Outstanding	—	—		(17)
Class I:
Shares Subscribed	—	—		1
Shares Issued on Distributions Reinvested	—	—	@@	—
Conversion to Class I in connection with Reorganization	—	—		(460)
Conversion from Class I in connection with Reorganization	—	—		460
Shares Redeemed	(1)	—	@@	—
Net Increase (Decrease) in Class I Shares Outstanding	(1)	—	@@	1
Class P:
Shares Subscribed	—	1		—	@@**
Class H:
Shares Subscribed	—	—		35
Shares Issued on Distributions Reinvested	—	—	@@	—	@@
Conversion from Class A in connection with Reorganization	—	—		121
Conversion from Class B in connection with Reorganization	—	—		24
Shares Redeemed	(8)	(13)		(47)
Net Decrease in Class H Shares Outstanding	(8)	(13)		(133)
Class L:
Shares Subscribed	—	—		—	@@
Shares Issued on Distributions Reinvested	—	—	@@	—	@@
Conversion from Class C in connection with Reorganization	—	—		17
Shares Redeemed	(— @@)	(3)		(3)
Net Increase (Decrease) in Class L Shares Outstanding	—	(3)		14
Class R:
Shares Redeemed	—	—		(10)

*  For the period September 1, 2009 through May 21, 2010.

**  For the period May 21, 2010 through August 31, 2010.

***  Class R shares liquidated on April 30, 2010.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Focus Growth Portfolio		Growth Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(21)	$(34)	$671	$1,770
Net Realized Gain	653	1,193	30,657	29,690
Net Change in Unrealized Appreciation (Depreciation)	995	2,402	47,196	126,809
Net Increase in Net Assets Resulting from Operations	1,627	3,561	78,524	158,269
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	—	—	(13)
Class P:
Net Investment Income	—	—	—	(2)
Total Distributions	—	—	—	(15)
Capital Share Transactions:(1)
Class I:
Subscribed	7,209	11,367	62,910	60,077
Distributions Reinvested	—	—	—	13
Redeemed	(2,429)	(4,851)	(79,683)	(165,796)
Class P:
Subscribed	82	281	17,603	38,853
Distributions Reinvested	—	—	—	2
Redeemed	(60)	(374)	(13,890)	(23,953)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,802	6,423	(13,060)	(90,804)
Total Increase in Net Assets	6,429	9,984	65,464	67,450
Net Assets:
Beginning of Period	19,322	9,338	840,995	773,545
End of Period	$25,751	$19,322	$906,459	$840,995
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(21)	$—	$2,392	$1,721
(1) Capital Share Transactions:
Class I:
Shares Subscribed	351	673	2,453	2,868
Shares Issued on Distributions Reinvested	—	—	—	1
Shares Redeemed	(118)	(289)	(3,106)	(8,037)
Net Increase (Decrease) in Class I Shares Outstanding	233	384	(653)	(5,168)
Class P:
Shares Subscribed	4	17	706	1,744
Shares Issued on Distributions Reinvested	—	—	—	— @@
Shares Redeemed	(3)	(25)	(552)	(1,137)
Net Increase (Decrease) in Class P Shares Outstanding	1	(8)	154	607

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Opportunity Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Period from July 1 to December 31, 2010 (000)	Year Ended June 30, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(279)	$(69)	$(1,862)
Net Realized Gain	16,384	17,322	36,391
Net Change in Unrealized Appreciation (Depreciation)	4,402	51,253	35,289
Net Increase in Net Assets Resulting from Operations	20,507	68,506	69,818
Capital Share Transactions:(1)
Class A:
Subscribed	—	—	—
Conversion to Class H in connection with Reorganization	—	—	(228,193)
Redeemed	—	—	—
Class B:
Subscribed	—	—	7,121 *
Conversion to Class H in connection with Reorganization	—	—	(30,342)
Redeemed	—	—	(17,901)*
Class C:
Subscribed	—	—	—
Conversion to Class L in connection with Reorganization	—	—	(39,143)
Redeemed	—	—	—
Class I:
Subscribed	1,411	1,356	19,262
Conversion to Class I in connection with Reorganization	—	—	(7,430)
Conversion from Class I in connection with Reorganization	—	—	7,430
Redeemed	(3,918)	(2,412)	(17,891)
Class P:
Subscribed	1,600	2,009	1 **
Class H:
Subscribed	3,152	1,877	85,104
Conversion from Class A in connection with Reorganization	—	—	228,193
Conversion from Class B in connection with Reorganization	—	—	30,342
Redeemed	(28,172)	(37,580)	(155,308)
Class L:
Subscribed	275	362	10,142
Conversion from Class C in connection with Reorganization	—	—	39,143
Redeemed	(4,511)	(4,780)	(10,734)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,163)	(39,168)	(80,204)
Total Increase (Decrease) in Net Assets	(9,656)	29,338	(10,386)
Net Assets:
Beginning of Period	295,486	266,148	276,534
End of Period	$285,830	$295,486	$266,148
Distributions in Excess of Net Investment Loss Included in End of Period Net Assets	$(391)	$(112)	$(28)

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets (cont'd)

	Opportunity Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Period from July 1 to December 31, 2010 (000)	Year Ended June 30, 2010 (000)
(1) Capital Share Transactions:
Class A:
Shares Subscribed	—	—	—
Conversion to Class H in connection with Reorganization	—	—	(19,044)
Shares Redeemed	—	—	—
Net Decrease in Class A Shares Outstanding	—	—	(19,044)
Class B:
Shares Subscribed	—	—	649	*
Conversion to Class H in connection with Reorganization	—	—	(2,713)
Shares Redeemed	—	—	(1,595	)*
Net Decrease in Class B Shares Outstanding	—	—	(3,659)
Class C:
Shares Subscribed	—	—	—
Conversion to Class L in connection with Reorganization	—	—	(3,562)
Shares Redeemed	—	—	—
Net Decrease in Class A Shares Outstanding	—	—	(3,562)
Class I:
Shares Subscribed	89	97	1,579
Conversion to Class I in connection with Reorganization	—	—	(613)
Conversion from Class I in connection with Reorganization	—	—	613
Shares Redeemed	(247)	(178)	(1,443)
Net Increase (Decrease) in Class I Shares Outstanding	(158)	(81)	136
Class P:
Shares Subscribed	96	139	—	@@**
Class H:
Shares Subscribed	203	135	7,209
Conversion from Class A in connection with Reorganization	—	—	19,044
Conversion from Class B in connection with Reorganization	—	—	2,532
Shares Redeemed	(1,808)	(2,815)	(12,894)
Net Increase (Decrease) in Class H Shares Outstanding	(1,605)	(2,680)	15,891
Class L:
Shares Subscribed	19	28	931
Conversion from Class C in connection with Reorganization	—	—	3,562
Shares Redeemed	(316)	(383)	(966)
Net Increase (Decrease) in Class L Shares Outstanding	(297)	(355)	3,527

*  For the period July 1, 2009 through May 21, 2010.

**  For the period May 21, 2010 through June 30, 2010.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Small Company Growth Portfolio		U.S. Real Estate Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(3,288)	$237	$8,962	$12,536
Net Realized Gain (Loss)	34,798	(19,991)	45,504	110,425
Net Change in Unrealized Appreciation (Depreciation)	4,548	404,906	34,550	117,403
Net Increase (Decrease) in Net Assets Resulting from Operations	36,058	385,152	89,016	240,364
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	—	(2,705)	(10,759)
Class P:
Net Investment Income	—	—	(251)	(1,535)
Total Distributions	—	—	(2,956)	(12,294)
Capital Share Transactions:(1)
Class I:
Subscribed	164,782	200,631	119,547	509,963
Distributions Reinvested	—	—	2,398	10,349
Redeemed	(113,525)	(215,682)	(166,505)	(449,135)
Class P:
Subscribed	42,796	78,528	22,848	52,948
Distributions Reinvested	—	—	247	875
Redeemed	(155,868)	(204,668)	(19,645)	(109,259)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(61,815)	(141,191)	(41,110)	15,741
Redemption Fees	39	100	—	—
Total Increase (Decrease) in Net Assets	(25,718)	244,061	44,950	243,811
Net Assets:
Beginning of Period	1,757,905	1,513,844	944,795	700,984
End of Period	$1,732,187	$1,757,905	$989,745	$944,795
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(3,141)	$147	$6,346	$340
(1) Capital Share Transactions:
Class I:
Shares Subscribed	11,286	17,409	7,945	40,569
Shares Issued on Distributions Reinvested	—	—	158	821
Shares Redeemed	(7,836)	(18,495)	(10,995)	(34,016)
Net Increase (Decrease) in Class I Shares Outstanding	3,450	(1,086)	(2,892)	7,374
Class P:
Shares Subscribed	3,130	7,233	1,560	4,243
Shares Issued on Distributions Reinvested	—	—	17	71
Shares Redeemed	(11,577)	(18,553)	(1,328)	(8,540)
Net Increase (Decrease) in Class P Shares Outstanding	(8,447)	(11,320)	249	(4,226)

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets

	Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,477	$3,316
Net Realized Gain	533	3,430
Net Change in Unrealized Appreciation (Depreciation)	1,004	41
Net Increase in Net Assets Resulting from Operations	3,014	6,787
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(495)	(2,318)
Net Realized Gain	—	(1,180)
Class P:
Net Investment Income	(97)	(438)
Net Realized Gain	—	(279)
Class H:
Net Investment Income	(18)	(142)
Net Realized Gain	—	(87)
Class L:
Net Investment Income	(43)	(251)
Net Realized Gain	—	(197)
Total Distributions	(653)	(4,892)
Capital Share Transactions:(1)
Class I:
Subscribed	40,990	22,346
Distributions Reinvested	220	2,966
Redeemed	(10,894)	(36,261)
Class P:
Subscribed	3,257	2,343
Distributions Reinvested	97	717
Redeemed	(302)	(794)
Class H:
Subscribed	123	491
Distributions Reinvested	18	229
Redeemed	(621)	(1,095)
Class L:
Subscribed	1,532	3,837
Distributions Reinvested	43	448
Redeemed	(732)	(819)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	33,731	(5,592)
Redemption Fees	— @	1
Total Increase (Decrease) in Net Assets	36,092	(3,696)
Net Assets:
Beginning of Period	42,345	46,041
End of Period	$78,437	$42,345
Undistributed Net Investment Income Included in End of Period Net Assets	$1,774	$950

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Statements of Changes in Net Assets (cont'd)

	Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2011 (unaudited) (000)	Year Ended December 31, 2010 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,263	1,740
Shares Issued on Distributions Reinvested	18	237
Shares Redeemed	(889)	(2,788)
Net Increase (Decrease) in Class I Shares Outstanding	2,392	(811)
Class P:
Shares Subscribed	253	183
Shares Issued on Distributions Reinvested	8	56
Shares Redeemed	(23)	(60)
Net Increase in Class P Shares Outstanding	238	179
Class H:
Shares Subscribed	10	39
Shares Issued on Distributions Reinvested	1	18
Shares Redeemed	(49)	(85)
Net Decrease in Class H Shares Outstanding	(38)	(28)
Class L:
Shares Subscribed	119	293
Shares Issued on Distributions Reinvested	3	36
Shares Redeemed	(59)	(63)
Net Increase in Class L Shares Outstanding	63	266

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.06		$11.30		$9.11		$15.92	$15.10		$12.43
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.20		0.21		0.35	0.30		0.27
Net Realized and Unrealized Gain (Loss)	0.37		0.81		2.26		(6.41)	1.96		2.75
Total from Investment Operations	0.57		1.01		2.47		(6.06)	2.26		3.02
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.28)		(0.14)	(0.54)		(0.35)
Net Realized Gain	—		—		—		(0.61)	(0.90)		—
Total Distributions	—		(0.25)		(0.28)		(0.75)	(1.44)		(0.35)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.63		$12.06		$11.30		$9.11	$15.92		$15.10
Total Return++	4.73	%#	8.95%		27.26%		(39.25)%	15.30%		24.34%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$429,112		$441,350		$532,584		$565,313	$1,093,735		$967,361
Ratio of Expenses to Average Net Assets (1)	0.80	%+††*	0.79	%+††	0.79	%+	0.79%+	0.80	%+	0.80%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.79	%+††	0.79	%+	0.79%+	0.80	%+	0.80%
Ratio of Net Investment Income to Average Net Assets (1)	3.24	%+††*	1.82	%+††	2.23	%+	2.70%+	1.93	%+	1.99%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	13	%#	19%		33%		34%	28%		16%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.94	%††*	0.92	%+††	0.85	%+	0.82%+	0.81	%+	0.82%
Net Investment Income to Average Net Assets	3.10	%††*	1.69	%+††	2.17	%+	2.67%+	1.92	%+	1.97%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Active International Allocation Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.28		$11.50		$9.27		$16.20	$15.36		$12.64
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.18		0.18		0.29	0.24		0.22
Net Realized and Unrealized Gain (Loss)	0.38		0.81		2.31		(6.48)	2.01		2.81
Total from Investment Operations	0.57		0.99		2.49		(6.19)	2.25		3.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.26)		(0.13)	(0.51)		(0.31)
Net Realized Gain	—		—		—		(0.61)	(0.90)		—
Total Distributions	—		(0.21)		(0.26)		(0.74)	(1.41)		(0.31)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.85		$12.28		$11.50		$9.27	$16.20		$15.36
Total Return++	4.64	%#	8.69%		26.99%		(39.41)%	14.95%		23.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,881		$14,477		$16,479		$7,614	$5,285		$3,573
Ratio of Expenses to Average Net Assets (1)	1.05	%+††*	1.04	%+††	1.04	%+	1.04%+	1.05	%+	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.04	%+††	1.04	%+	1.04%+	1.05	%+	1.05%
Ratio of Net Investment Income to Average Net Assets (1)	2.99	%+††*	1.57	%+††	1.80	%+	2.32%+	1.52	%+	1.61%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	13	%#	19%		33%		34%	28%		16%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.19	%††*	1.17	%+††	1.10	%+	1.07%+	1.06	%+	1.07%
Net Investment Income to Average Net Assets	2.85	%††*	1.44	%+††	1.74	%+	2.29%+	1.51	%+	1.59%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Asian Equity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.19		$10.00
Income from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.00	)‡
Net Realized and Unrealized Gain	0.14		0.19
Total from Investment Operations	0.15		0.19
Net Asset Value, End of Period	$10.34		$10.19
Total Return++	1.47	%#	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,241		$1,223
Ratio of Expenses to Average Net Assets (1)	1.45	%+*	1.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.29	%+*	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	15	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.54	%*	176.73	%*
Net Investment Loss to Average Net Assets	(6.80	)%*	(176.62	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Asian Equity Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.19		$10.00
Income from Investment Operations:
Net Investment Loss†	—		(0.00	)‡
Net Realized and Unrealized Gain	0.14		0.19
Total from Investment Operations	0.14		0.19
Net Asset Value, End of Period	$10.33		$10.19
Total Return++	1.37	%#	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$103		$102
Ratio of Expenses to Average Net Assets (1)	1.70	%+*	1.70	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.04	%+*	(1.59	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	15	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.79	%*	176.98	%*
Net Investment Loss to Average Net Assets	(7.05	)%*	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Asian Equity Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.19		$10.00
Income from Investment Operations:
Net Investment Loss†	—		(0.00	)‡
Net Realized and Unrealized Gain	0.14		0.19
Total from Investment Operations	0.14		0.19
Net Asset Value, End of Period	$10.33		$10.19
Total Return++	1.37	%#	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$103		$102
Ratio of Expenses to Average Net Assets (1)	1.70	%+*	1.70	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.04	%+*	(1.59	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	15	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.79	%*	176.98	%*
Net Investment Loss to Average Net Assets	(7.05	)%*	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Asian Equity Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.19		$10.00
Income from Investment Operations:
Net Investment Loss†	(0.02)		(0.00	)‡
Net Realized and Unrealized Gain	0.13		0.19
Total from Investment Operations	0.11		0.19
Net Asset Value, End of Period	$10.30		$10.19
Total Return++	1.08	%#	1.90	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$103		$102
Ratio of Expenses to Average Net Assets (1)	2.20	%+*	2.20	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.46	)%+*	(2.09	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	15	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	9.29	%*	177.48	%*
Net Investment Loss to Average Net Assets	(7.55	)%*	(177.37	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.14		$23.10		$13.79	$34.02	$29.29	$25.36
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.10		0.10	0.19	0.10	0.18
Net Realized and Unrealized Gain (Loss)	(0.44)		4.15		9.49	(18.78)	11.76	9.22
Total from Investment Operations	(0.25)		4.25		9.59	(18.59)	11.86	9.40
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.28)	—	(0.13)	(0.29)
Net Realized Gain	—		—		—	(1.64)	(7.01)	(5.18)
Total Distributions	—		(0.21)		(0.28)	(1.64)	(7.14)	(5.47)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.01	0.00 ‡
Net Asset Value, End of Period	$26.89		$27.14		$23.10	$13.79	$34.02	$29.29
Total Return++	(0.92	)%#	18.49%		69.54%	(56.39)%	41.56%	38.00%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,729,866		$2,031,778		$2,198,793	$1,191,199	$3,323,130	$2,283,535
Ratio of Expenses to Average Net Assets	1.46	%+††*	1.47	%+††	1.40%+	1.43%+	1.35%+	1.40%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.47	%+††	1.40%+	1.43%+	1.35%+	1.40%
Ratio of Net Investment Income to Average Net Assets	1.48	%+††*	0.40	%+††	0.56%+	0.78%+	0.28%+	0.62%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01%	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	31	%#	59%		64%	96%	101%	82%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Emerging Markets Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009	2008	2007		2006
Net Asset Value, Beginning of Period	$26.56		$22.61		$13.51	$33.46	$28.91		$25.07
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.04		0.06	0.13	0.01		0.13
Net Realized and Unrealized Gain (Loss)	(0.44)		4.06		9.28	(18.44)	11.60		9.09
Total from Investment Operations	(0.28)		4.10		9.34	(18.31)	11.61		9.22
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.24)	—	(0.05)		(0.20)
Net Realized Gain	—		—		—	(1.64)	(7.01)		(5.18)
Total Distributions	—		(0.15)		(0.24)	(1.64)	(7.06)		(5.38)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$26.28		$26.56		$22.61	$13.51	$33.46		$28.91
Total Return++	(1.05	)%#	18.20%		69.11%	(56.50)%	41.20%		37.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$81,036		$113,434		$126,487	$67,559	$179,834		$126,450
Ratio of Expenses to Average Net Assets	1.71	%+††*	1.72	%+††	1.65%+	1.68%+	1.60	%+	1.65%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.72	%+††	1.65%+	1.68%+	1.60	%+	1.65%
Ratio of Net Investment Income to Average Net Assets	1.23	%+††*	0.15	%+††	0.32%+	0.52%+	0.02	%+	0.47%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01%	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	31	%#	59%		64%	96%	101%		82%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Advantage Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.01		$10.00
Income from Investment Operations:
Net Investment Income (Loss)†	0.06		(0.00	)‡
Net Realized and Unrealized Gain	0.72		0.01
Total from Investment Operations	0.78		0.01
Net Asset Value, End of Period	$10.79		$10.01
Total Return++	7.79	%#	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$755		$701
Ratio of Expenses to Average Net Assets (1)	1.30	%+*	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.25	%+*	(1.10	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	16	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.12	%*	245.42	%*
Net Investment Loss to Average Net Assets	(3.57	)%*	(245.22	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.01		$10.00
Income from Investment Operations:
Net Investment Income (Loss)†	0.05		(0.00	)‡
Net Realized and Unrealized Gain	0.71		0.01
Total from Investment Operations	0.76		0.01
Net Asset Value, End of Period	$10.77		$10.01
Total Return++	7.59	%#	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$108		$100
Ratio of Expenses to Average Net Assets (1)	1.55	%+*	1.55	%*
Ratio of Net Investment Income to Average Net Assets (1)	1.00	%+*	(1.35	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	16	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.37	%*	245.67	%*
Net Investment Loss to Average Net Assets	(3.82	)%*	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Advantage Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.01		$10.00
Income from Investment Operations:
Net Investment Income (Loss)†	0.05		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.71		0.01
Total from Investment Operations	0.76		0.01
Net Asset Value, End of Period	$10.77		$10.01
Total Return++	7.59	%#	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$963		$200
Ratio of Expenses to Average Net Assets (1)	1.55	%+*	1.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.00	%+*	(1.35	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	16	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.37	%*	245.67	%*
Net Investment Loss to Average Net Assets	(3.82	)%*	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Advantage Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.01		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.00	)‡
Net Realized and Unrealized Gain	0.70		0.01
Total from Investment Operations	0.73		0.01
Net Asset Value, End of Period	$10.74		$10.01
Total Return++	7.29	%#	0.10	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$107		$100
Ratio of Expenses to Average Net Assets (1)	2.05	%+*	2.05	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.50	%+*	(1.85	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	16	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.87	%*	246.17	%*
Net Investment Loss to Average Net Assets	(4.32	)%*	(245.97	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Discovery Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.97		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.08		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.06		(0.03)
Total from Investment Operations	1.14		(0.03)
Net Asset Value, End of Period	$11.11		$9.97
Total Return++	11.43	%#	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$777		$697
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.56	%+*	(1.14	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	41	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.63	%*	238.14	%*
Net Investment Loss to Average Net Assets	(2.72	)%*	(237.93	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Discovery Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.97		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.05		(0.03)
Total from Investment Operations	1.12		(0.03)
Net Asset Value, End of Period	$11.09		$9.97
Total Return++	11.23	%#	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$111		$100
Ratio of Expenses to Average Net Assets (1)	1.60	%+*	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.31	%+*	(1.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	41	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.88	%*	238.39	%*
Net Investment Loss to Average Net Assets	(2.97	)%*	(238.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Discovery Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.97		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.06		(0.03)
Total from Investment Operations	1.13		(0.03)
Net Asset Value, End of Period	$11.10		$9.97
Total Return++	11.33	%#	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,364		$349
Ratio of Expenses to Average Net Assets (1)	1.60	%+*	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.31	%+*	(1.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	41	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.88	%*	238.39	%*
Net Investment Loss to Average Net Assets	(2.97	)%*	(238.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Discovery Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.97		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.06		(0.03)
Total from Investment Operations	1.10		(0.03)
Net Asset Value, End of Period	$11.07		$9.97
Total Return++	11.03	%#	(0.30	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$111		$100
Ratio of Expenses to Average Net Assets (1)	2.10	%+*	2.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.81	%+*	(1.89	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	N/A
Portfolio Turnover Rate	41	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.38	%*	238.89	%*
Net Investment Loss to Average Net Assets	(3.47	)%*	(238.68	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$15.29		$13.81		$10.82		$16.62	$17.98	$15.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.32		0.19		0.35	0.40	0.30
Net Realized and Unrealized Gain (Loss)	1.65		1.62		2.98		(5.11)	1.30	3.07
Total from Investment Operations	1.87		1.94		3.17		(4.76)	1.70	3.37
Distributions from and/or in Excess of:
Net Investment Income	—		(0.46)		(0.18)		(0.84)	(0.15)	(0.13)
Net Realized Gain	—		—		—		(0.20)	(2.91)	(0.95)
Total Distributions	—		(0.46)		(0.18)		(1.04)	(3.06)	(1.08)
Redemption Fees	—		—		—		—	—	0.00 ‡
Net Asset Value, End of Period	$17.16		$15.29		$13.81		$10.82	$16.62	$17.98
Total Return++	12.23	%#	14.07%		29.65%		(28.88)%	9.58%	21.60%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$160,284		$89,666		$111,852		$78,029	$110,135	$128,434
Ratio of Expenses to Average Net Assets (1)	1.00	%+††*	1.00	%+††	1.00	%+	1.00%+	0.99%+	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.00	%+††	1.00	%+	1.00%+	0.98%+	1.00%
Ratio of Net Investment Income to Average Net Assets (1)	2.73	%+††*	2.19	%+††	1.62	%+	2.49%+	2.10%+	1.74%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	19	%#	74%		18%		31%	22%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.08	%+††	1.01	%+	1.01%+	N/A	1.01%
Net Investment Income to Average Net Assets	N/A		2.11	%+††	1.61	%+	2.48%+	N/A	1.73%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Franchise Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$15.10		$13.65		$10.71		$16.44	$17.82	$15.56
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.28		0.11		0.34	0.30	0.24
Net Realized and Unrealized Gain (Loss)	1.62		1.59		2.99		(5.07)	1.34	3.04
Total from Investment Operations	1.82		1.87		3.10		(4.73)	1.64	3.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)		(0.16)		(0.80)	(0.11)	(0.07)
Net Realized Gain	—		—		—		(0.20)	(2.91)	(0.95)
Total Distributions	—		(0.42)		(0.16)		(1.00)	(3.02)	(1.02)
Redemption Fees	—		—		—		—	—	0.00 ‡
Net Asset Value, End of Period	$16.92		$15.10		$13.65		$10.71	$16.44	$17.82
Total Return++	12.05	%#	13.83%		29.24%		(29.00)%	9.26%	21.31%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,742		$9,653		$9,332		$2,892	$6,327	$4,135
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.25	%+††	1.25	%+	1.25%+	1.24%+	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.25	%+††	1.25	%+	1.25%+	1.23%+	1.25%
Ratio of Net Investment Income to Average Net Assets (1)	2.48	%+††*	1.94	%+††	0.92	%+	2.43%+	1.62%+	1.43%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	19	%#	74%		18%		31%	22%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.33	%+††	1.26	%+	1.26%+	N/A	1.26%
Net Investment Income to Average Net Assets	N/A		1.86	%+††	0.91	%+	2.42%+	N/A	1.42%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Opportunity Portfolio

	Class I**
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$11.58		$9.53		$5.08	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		(0.00	)‡	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	1.07		2.05		4.47	(4.90)
Total from Investment Operations	1.09		2.05		4.48	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)	—
Net Asset Value, End of Period	$12.67		$11.58		$9.53	$5.08
Total Return++	9.41	%#	21.51	%#	88.32%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$5.8		$5.4		$5.6	$2.3
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.25	%+††*	1.25%	1.25	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.07	%+††*	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.32	%+††*	(0.01	)%+††*	0.09%	(0.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	23	%#	19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.03	%††*	2.77	%+††*	4.51%	12.66	%*
Net Investment Loss to Average Net Assets	(1.46	)%††*	(1.53	)%+††*	(3.17)%	(11.75	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from May 21, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$11.56		$8.62
Income from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.06)
Net Realized and Unrealized Gain	1.07		3.00
Total from Investment Operations	1.07		2.94
Net Asset Value, End of Period	$12.63		$11.56
Total Return++	9.26	%#	34.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11
Ratio of Expenses to Average Net Assets (1)	1.50	%+*	1.53	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.87	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.07	%+*	(0.89	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	23	%#	19	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.28	%*	4.52	%+*
Net Investment Loss to Average Net Assets	(1.71	)%*	(3.88	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Opportunity Portfolio

	Class H**
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$11.53		$9.50		$5.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.01)		(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.06		2.04		4.49	(4.90)
Total from Investment Operations	1.06		2.03		4.46	(4.93)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)	—
Net Asset Value, End of Period	$12.59		$11.53		$9.50	$5.07
Total Return++	9.19	%#	21.37	%#	87.93%	(49.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$5.8		$5.8		$7.1	$0.4
Ratio of Expenses to Average Net Assets (1)	1.50	%+††*	1.51	%+††*	1.50%	1.50	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.33	%+††*	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.07	%+††*	(0.21	)%+††*	(0.36)%	(0.57	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	23	%#	19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.28	%††*	3.03	%+††*	4.76%	13.43	%*
Net Investment Loss to Average Net Assets	(1.71	)%††*	(1.79	)%+††*	(3.62)%	(12.50	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Opportunity Portfolio

	Class L**
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from April 1, 2010 to December 31, 2010		Year Ended March 31, 2010	Period from May 30, 2008^ to March 31, 2009
Net Asset Value, Beginning of Period	$11.50		$9.48		$5.08	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.04)		(0.09)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.06		2.06		4.51	(4.90)
Total from Investment Operations	1.06		2.02		4.42	(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)	—
Net Asset Value, End of Period	$12.56		$11.50		$9.48	$5.08
Total Return++	9.22	%#	21.31	%#	87.08%	(49.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$0.7		$0.7		$1.4	$0.1
Ratio of Expenses to Average Net Assets (1)	1.55	%+††*	2.09	%+††*	2.11%	1.31	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.91	%+††*	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.02	%+††*	(0.85	)%+††*	(1.03)%	(0.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††*	N/A	N/A
Portfolio Turnover Rate	23	%#	19	%#	17%	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.78	%††*	3.61	%+††*	5.37%	12.85	%*
Net Investment Loss to Average Net Assets	(2.21	)%††*	(2.37	)%+††*	(4.29)%	(11.93	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the period ended December 31, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,						Period from August 30, 2006^ to
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007	December 31, 2006
Net Asset Value, Beginning of Period	$8.78		$7.47		$5.49		$10.04	$11.56	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.19		0.14		0.16	0.18	0.06
Net Realized and Unrealized Gain (Loss)	0.37		1.31		2.11		(4.67)	(1.09)	1.66
Total from Investment Operations	0.47		1.50		2.25		(4.51)	(0.91)	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.27)		(0.02)	(0.40)	(0.13)
Net Realized Gain	—		—		—		(0.02)	(0.21)	(0.03)
Total Distributions	—		(0.19)		(0.27)		(0.04)	(0.61)	(0.16)
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$9.25		$8.78		$7.47		$5.49	$10.04	$11.56
Total Return++	5.35	%#	20.22%		41.04%		(45.00)%	(7.87)%	17.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,410,828		$1,215,881		$638,744		$473,459	$632,737	$238,647
Ratio of Expenses to Average Net Assets (1)	0.99	%+††*	1.01	%+††	1.01	%+	1.05%+	1.02%+	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.01	%+††	1.01	%+	1.04%+	1.02%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.31	%+††*	2.43	%+††	2.31	%+	1.92%+	1.55%+	1.53	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	16	%#	18%		59%		40%	39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		N/A	N/A	1.15	%*
Net Investment Income to Average Net Assets	N/A		N/A		N/A		N/A	N/A	1.43	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Real Estate Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,							Period from August 30, 2006^ to
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007	December 31, 2006
Net Asset Value, Beginning of Period	$8.74		$7.44		$5.47		$10.02		$11.56	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.17		0.13		0.16		0.16	0.04
Net Realized and Unrealized Gain (Loss)	0.37		1.30		2.09		(4.68)		(1.11)	1.67
Total from Investment Operations	0.46		1.47		2.22		(4.52)		(0.95)	1.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.25)		(0.01)		(0.38)	(0.12)
Net Realized Gain	—		—		—		(0.02)		(0.21)	(0.03)
Total Distributions	—		(0.17)		(0.25)		(0.03)		(0.59)	(0.15)
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$9.20		$8.74		$7.44		$5.47		$10.02	$11.56
Total Return++	5.26	%#	19.90%		40.66%		(45.15)%		(8.15)%	17.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$140,134		$67,812		$52,663		$44,555		$13,187	$116
Ratio of Expenses to Average Net Assets (1)	1.24	%+††*	1.26	%+††	1.26	%+	1.30	%+	1.27%+	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	NA		1.26	%+††	1.26	%+	1.29	%+	1.27%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.06	%+††*	2.18	%+††	2.08	%+	2.32	%+	1.39%+	1.07	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	16	%#	18%		59%		40%		39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		1.32	%+	N/A	1.41	%*
Net Investment Income to Average Net Assets	N/A		N/A		N/A		2.30	%+	N/A	0.96	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Real Estate Portfolio

	Class H
	Six Months Ended June 30,		Year Ended December 31,				Period from January 2, 2008^ to
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$8.72		$7.43		$5.47		$9.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.18		0.13		0.11
Net Realized and Unrealized Gain (Loss)	0.36		1.29		2.08		(4.57)
Total from Investment Operations	0.45		1.47		2.21		(4.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.25)		—
Net Realized Gain	—		—		—		(0.02)
Total Distributions	—		(0.18)		(0.25)		(0.02)
Redemption Fees	—		—		0.00	‡	—
Net Asset Value, End of Period	$9.17		$8.72		$7.43		$5.47
Total Return++	5.16	%#	19.96%		40.59%		(44.88	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,917		$11,381		$607		$391
Ratio of Expenses to Average Net Assets (1)	1.24	%+††*	1.26	%+††	1.26	%+	1.70	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.26	%+††	1.26	%+	1.29	%*+
Ratio of Net Investment Income to Average Net Assets (1)	2.06	%+††*	2.18	%+††	2.03	%+	1.42	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	16	%#	18%		59%		40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		1.70	%*+
Net Investment Income to Average Net Assets	N/A		N/A		N/A		1.42	%*+

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30,		Year Ended December 31,				Period from June 16, 2008^ to
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$8.62		$7.35		$5.43		$9.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.13		0.08		0.04
Net Realized and Unrealized Gain (Loss)	0.36		1.28		2.08		(4.05)
Total from Investment Operations	0.43		1.41		2.16		(4.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.24)		—
Net Realized Gain	—		—		—		(0.02)
Total Distributions	—		(0.14)		(0.24)		(0.02)
Redemption Fees	—		—		0.00	‡	—
Net Asset Value, End of Period	$9.05		$8.62		$7.35		$5.43
Total Return++	4.99	%#	19.26%		39.91%		(42.45	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,533		$5,043		$1,603		$261
Ratio of Expenses to Average Net Assets (1)	1.74	%+††*	1.76	%+††	1.76	%+	1.81	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.76	%+††	1.76	%+	1.80	%*+
Ratio of Net Investment Income to Average Net Assets (1)	1.56	%+††*	1.68	%+††	1.23	%+	1.20	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	16	%#	18%		59%		40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		1.84	%*+
Net Investment Income to Average Net Assets	N/A		N/A		N/A		1.17	%*+

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Advantage Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.99		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.10		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.68		(0.01)
Total from Investment Operations	0.78		(0.01)
Net Asset Value, End of Period	$10.77		$9.99
Total Return++	7.81	%#	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$1,293		$1,198
Ratio of Expenses to Average Net Assets (1)	1.24	%+*	1.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.07	%+*	(1.09	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	19	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.94	%*	176.40	%*
Net Investment Loss to Average Net Assets	(2.63	)%*	(176.24	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

‡  Amount is less than $0.005 per share.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.99		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.09		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.68		(0.01)
Total from Investment Operations	0.77		(0.01)
Net Asset Value, End of Period	$10.76		$9.99
Total Return++	7.71	%#	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$108		$100
Ratio of Expenses to Average Net Assets (1)	1.49	%+*	1.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.82	%+*	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	19	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.19	%*	176.65	%*
Net Investment Loss to Average Net Assets	(2.88	)%*	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Advantage Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.99		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.09		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.68		(0.01)
Total from Investment Operations	0.77		(0.01)
Net Asset Value, End of Period	$10.76		$9.99
Total Return++	7.71	%#	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$750		$100
Ratio of Expenses to Average Net Assets (1)	1.49	%+*	1.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.82	%+*	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	19	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.19	%*	176.65	%*
Net Investment Loss to Average Net Assets	(2.88	)%*	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Advantage Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from December 28, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$9.99		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.67		(0.01)
Total from Investment Operations	0.74		(0.01)
Net Asset Value, End of Period	$10.73		$9.99
Total Return++	7.41	%#	(0.10	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$107		$100
Ratio of Expenses to Average Net Assets (1)	1.99	%+*	2.00	%*
Ratio of Net Investment Loss to Average Net Assets (1)	1.32	%+*	(1.84	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	N/A
Portfolio Turnover Rate	19	%#	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.69	%*	177.15	%*
Net Investment Loss to Average Net Assets	(3.38	)%*	(176.99	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$13.61		$13.02		$11.01		$18.92	$20.58		$20.34
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.26		0.27		0.44	0.43		0.64
Net Realized and Unrealized Gain (Loss)	0.60		0.53		2.10		(6.76)	1.53		3.93
Total from Investment Operations	0.82		0.79		2.37		(6.32)	1.96		4.57
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.36)		(0.41)	(0.46)		(0.59)
Net Realized Gain	—		—		—		(1.18)	(3.16)		(3.74)
Total Distributions	—		(0.20)		(0.36)		(1.59)	(3.62)		(4.33)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$14.43		$13.61		$13.02		$11.01	$18.92		$20.58
Total Return++	6.02	%#	6.08%		21.56%		(33.12)%	9.84%		22.50%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,457,790		$3,372,029		$3,148,980		$2,606,704	$5,105,807		$5,900,906
Ratio of Expenses to Average Net Assets (1)	0.95	%+††*	0.95	%+††	0.94	%+	0.95%+	0.93	%+	0.94%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.95	%+††	0.94	%+	0.95%+	0.93	%+	0.94%
Ratio of Net Investment Income to Average Net Assets (1)	3.18	%+††*	2.05	%+††	2.35	%+	2.73%+	1.97	%+	2.88%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§††	0.01%		0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	18	%#	40%		38%		34%	31%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.99	%††*	0.98	%+††	0.95	%+	N/A	N/A		N/A
Net Investment Income to Average Net Assets	3.14	%††*	2.02	%+††	2.34	%+	N/A	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Equity Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$13.45		$12.87		$10.90		$18.73	$20.40		$20.19
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.23		0.23		0.38	0.37		0.60
Net Realized and Unrealized Gain (Loss)	0.60		0.51		2.07		(6.66)	1.52		3.87
Total from Investment Operations	0.80		0.74		2.30		(6.28)	1.89		4.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.33)		(0.37)	(0.40)		(0.52)
Net Realized Gain	—		—		—		(1.18)	(3.16)		(3.74)
Total Distributions	—		(0.16)		(0.33)		(1.55)	(3.56)		(4.26)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$14.25		$13.45		$12.87		$10.90	$18.73		$20.40
Total Return++	5.95	%#	5.78%		21.18%		(33.21)%	9.52%		22.21%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,051,483		$928,966		$1,131,919		$687,196	$1,019,595		$1,152,822
Ratio of Expenses to Average Net Assets (1)	1.20	%+††*	1.20	%+††	1.19	%+	1.20%+	1.18	%+	1.19%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.20	%+††	1.19	%+	1.20%+	1.18	%+	1.19%
Ratio of Net Investment Income to Average Net Assets (1)	2.93	%+††*	1.80	%+††	2.02	%+	2.43%+	1.71	%+	2.71%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%§††	0.01%		0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	18	%#	40%		38%		34%	31%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%††*	1.23	%+††	1.20	%+	N/A	N/A		N/A
Net Investment Income to Average Net Assets	2.89	%††*	1.77	%+††	2.01	%+	N/A	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Opportunity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$12.07		$10.00
Income from Investment Operations:
Net Investment Income†	0.06		0.03
Net Realized and Unrealized Gain	0.83		2.04
Total from Investment Operations	0.89		2.07
Net Asset Value, End of Period	$12.96		$12.07
Total Return++	7.46	%#	20.70	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$6,090		$5,672
Ratio of Expenses to Average Net Assets (1)	1.15	%+*	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.00	%+*	0.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	27	%#	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.38	%*	4.79	%+*
Net Investment Loss to Average Net Assets	(1.23	)%*	(3.31	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income (loss) and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$12.04		$10.00
Income from Investment Operations:
Net Investment Income†	0.05		0.01
Net Realized and Unrealized Gain	0.83		2.03
Total from Investment Operations	0.88		2.04
Net Asset Value, End of Period	$12.92		$12.04
Total Return++	7.39	%#	20.40	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$129		$120
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.40	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.75	%+*	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	27	%#	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.63	%*	5.04	%+*
Net Investment Loss to Average Net Assets	(1.48	)%*	(3.56	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income (loss) and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Opportunity Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$12.04		$10.00
Income from Investment Operations:
Net Investment Income†	0.05		0.01
Net Realized and Unrealized Gain	0.83		2.03
Total from Investment Operations	0.88		2.04
Net Asset Value, End of Period	$12.92		$12.04
Total Return++	7.39	%#	20.40	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$922		$808
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.40	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.75	%+*	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	27	%#	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.63	%*	5.04	%+*
Net Investment Loss to Average Net Assets	(1.48	)%*	(3.56	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income (loss) and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Opportunity Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from March 31, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$12.00		$10.00
Income from Investment Operations:
Net Investment Income (Loss)†	0.02		(0.03)
Net Realized and Unrealized Gain	0.82		2.03
Total from Investment Operations	0.84		2.00
Net Asset Value, End of Period	$12.84		$12.00
Total Return++	7.08	%#	20.00	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$128		$120
Ratio of Expenses to Average Net Assets (1)	1.90	%+*	1.90	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.25	%+*	(0.42	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	27	%#	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.13	%*	5.54	%+*
Net Investment Loss to Average Net Assets	(1.98	)%*	(4.06	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income (loss) and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$18.85		$17.80		$12.59		$25.30		$34.82	$23.63
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.69		0.44		0.56		0.69	0.35
Net Realized and Unrealized Gain (Loss)	0.24		0.98		5.40		(13.15)		(6.79)	12.78
Total from Investment Operations	0.48		1.67		5.84		(12.59)		(6.10)	13.13
Distributions from and/or in Excess of:
Net Investment Income	—		(0.62)		(0.63)		—		(1.77)	(0.85)
Net Realized Gain	—		—		—		(0.12)		(1.65)	(1.09)
Total Distributions	—		(0.62)		(0.63)		(0.12)		(3.42)	(1.94)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$19.33		$18.85		$17.80		$12.59		$25.30	$34.82
Total Return++	2.55	%#	9.51%		46.54%		(49.95)%		(17.59)%	56.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$348,046		$397,514		$463,649		$427,148		$1,053,018	$1,125,569
Ratio of Expenses to Average Net Assets (1)	1.00	%+††*	0.98	%+††	0.93	%+	0.95	%+	0.94%+	0.95%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.98	%+††	0.93	%+	0.94	%+	0.94%+	0.95%
Ratio of Net Investment Income to Average Net Assets (1)	2.55	%+††*	3.97	%+††	3.04	%+	2.68	%+	2.10%+	1.19%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	9	%#	64%		56%		54%		55%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		0.97	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		2.66	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Real Estate Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$18.83		$17.77		$12.58		$25.33		$34.83	$23.68
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.64		0.39		0.63		0.58	0.29
Net Realized and Unrealized Gain (Loss)	0.24		0.98		5.39		(13.26)		(6.74)	12.77
Total from Investment Operations	0.46		1.62		5.78		(12.63)		(6.16)	13.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.56)		(0.59)		—		(1.69)	(0.82)
Net Realized Gain	—		—		—		(0.12)		(1.65)	(1.09)
Total Distributions	—		(0.56)		(0.59)		(0.12)		(3.34)	(1.91)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$19.29		$18.83		$17.77		$12.58		$25.33	$34.83
Total Return++	2.44	%#	9.26%		46.08%		(50.05)%		(17.76)%	55.69%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,029		$5,547		$8,429		$9,141		$97,800	$97,951
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.23	%+††	1.18	%+	1.19	%+	1.19%+	1.20%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.23	%+††	1.18	%+	1.19	%+	1.19%+	1.20%
Ratio of Net Investment Income to Average Net Assets (1)	2.30	%+††*	3.72	%+††	2.74	%+	2.66	%+	1.76%+	0.94%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	9	%#	64%		56%		54%		55%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		1.22	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		2.64	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Small Cap Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$13.80		$11.97		$9.53		$17.08		$23.72	$24.14
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.11		0.14		0.34		0.27	0.32
Net Realized and Unrealized Gain (Loss)	0.38		1.76		2.47		(6.66)		(1.11)	4.27
Total from Investment Operations	0.50		1.87		2.61		(6.32)		(0.84)	4.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.17)		(0.41)		(0.27)	(0.41)
Net Realized Gain	—		—		—		(0.82)		(5.53)	(4.60)
Total Distributions	—		(0.04)		(0.17)		(1.23)		(5.80)	(5.01)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$14.30		$13.80		$11.97		$9.53		$17.08	$23.72
Total Return++	3.62	%#	15.72%		27.45%		(38.33)%		(3.22)%	19.61%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$295,707		$320,362		$349,589		$316,526		$796,050	$1,312,064
Ratio of Expenses to Average Net Assets (1)	1.15	%+††*	1.15	%+††	1.14	%+	1.13	%+	1.09%+	1.10%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.15	%+††	1.14	%+	1.12	%+	1.09%+	1.10%
Ratio of Net Investment Income to Average Net Assets (1)	1.63	%+††*	0.87	%+††	1.31	%+	2.47	%+	1.10%+	1.25%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	35	%#	66%		127%		49%		53%	40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.18	%††*	1.18	%+††	N/A		1.15	%+	N/A	N/A
Net Investment Income to Average Net Assets	1.60	%††*	0.84	%+††	N/A		2.44	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

International Small Cap Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,				Period from October 21, 2008^ to
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$13.74		$11.95		$9.53		$9.80
Income from Investment Operations:
Net Investment Income†	0.10		0.07		0.01		0.00	‡
Net Realized and Unrealized Gain	0.38		1.76		2.57		0.14
Total from Investment Operations	0.48		1.83		2.58		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.16)		(0.41)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$14.22		$13.74		$11.95		$9.53
Total Return++	3.57	%#	15.41%		27.14%		1.56	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,534		$101,074		$63,326		$119
Ratio of Expenses to Average Net Assets (1)	1.40	%+††*	1.40	%+††**	1.37	%+**	1.39	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.40	%+††**	1.37	%+**	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.38	%+††*	0.62	%+††	0.12	%+	0.09	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	35	%#	66%		127%		49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.43	%††*	1.43	%+††	N/A		1.86	%+*
Net Investment Income (Loss) to Average Net Assets	1.35	%††*	0.59	%+††	N/A		(0.38	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

**  Ratios of Expenses to Average Net Assets for Class P may vary by more than the shareholder servicing fees due to fluctuations in daily net asset amounts.

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Select Global Infrastructure Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.40		$10.00
Income from Investment Operations:
Net Investment Income†	0.14		0.08
Net Realized and Unrealized Gain	1.08		0.40
Total from Investment Operations	1.22		0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)
Net Asset Value, End of Period	$11.62		$10.40
Total Return++	11.62	%#	4.94	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$12,479		$10,086
Ratio of Expenses to Average Net Assets (1)	1.15	%+*	1.14	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.55	%+*	2.71	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	26	%#	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.78	%*	3.61	%+*
Net Investment Income to Average Net Assets	0.92	%*	0.24	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Select Global Infrastructure Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.40		$10.00
Income from Investment Operations:
Net Investment Income†	0.13		0.07
Net Realized and Unrealized Gain	1.08		0.41
Total from Investment Operations	1.21		0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)
Net Asset Value, End of Period	$11.61		$10.40
Total Return++	11.53	%#	4.86	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$116		$104
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.30	%+*	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	26	%#	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.03	%*	3.86	%+*
Net Investment Income (Loss) to Average Net Assets	0.67	%*	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Select Global Infrastructure Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.40		$10.00
Income from Investment Operations:
Net Investment Income†	0.13		0.07
Net Realized and Unrealized Gain	1.08		0.41
Total from Investment Operations	1.21		0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)
Net Asset Value, End of Period	$11.61		$10.40
Total Return++	11.53	%#	4.86	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$116		$104
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.30	%+*	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	26	%#	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.03	%*	3.86	%+*
Net Investment Income (Loss) to Average Net Assets	0.67	%*	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Select Global Infrastructure Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from September 20, 2010^ to December 31, 2010
Net Asset Value, Beginning of Period	$10.40		$10.00
Income from Investment Operations:
Net Investment Income†	0.10		0.06
Net Realized and Unrealized Gain	1.08		0.40
Total from Investment Operations	1.18		0.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)
Net Asset Value, End of Period	$11.58		$10.40
Total Return++	11.24	%#	4.72	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$116		$104
Ratio of Expenses to Average Net Assets (1)	1.90	%+*	1.89	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.80	%+*	1.96	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	26	%#	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.53	%*	4.36	%+*
Net Investment Income (Loss) to Average Net Assets	0.17	%*	(0.51	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Portfolio ratios for investment income (loss) and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Advantage Portfolio

	Class I**
	Six Months Ended June 30,		Period from September 1, 2010 to		Year Ended August 31,		Period from June 30, 2008^ to
Selected Per Share Data and Ratios	2011 (unaudited)		December 31, 2010		2010	2009	August 31, 2008
Net Asset Value, Beginning of Period	$10.87		$9.15		$7.97	$9.55	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.01		0.04	0.03	0.00	‡
Net Realized and Unrealized Gain (Loss)	0.84		1.74		1.19	(1.50)	(0.45)
Total from Investment Operations	0.88		1.75		1.23	(1.47)	(0.45)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.05)	(0.11)	—
Net Asset Value, End of Period	$11.75		$10.87		$9.15	$7.97	$9.55
Total Return++	8.10	%#	19.30	%#	15.34%	(15.05)%	(4.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,407		$5,015		$4,223	$3,667	$4,392
Ratio of Expenses to Average Net Assets (1)	1.05	%+††*	1.02	%+††*	1.05%	1.05%	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.25	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.71	%+††*	0.42	%+††*	0.49%	0.49%	0.20	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	8	%#	33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.18	%††*	3.49	%+††*	4.49%	11.78%	14.97	%*
Net Investment Loss to Average Net Assets	(2.42	)%††*	(2.05	)%+††*	(2.95)%	(10.24)%	(13.72	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Advantage Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from September 1, 2010 to December 31, 2010		Period from May 21, 2010^ to August 31, 2010
Net Asset Value, Beginning of Period	$10.86		$9.15		$9.00
Income from Investment Operations:
Net Investment Income†	0.03		0.01		0.01
Net Realized and Unrealized Gain	0.83		1.73		0.14
Total from Investment Operations	0.86		1.74		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—
Net Asset Value, End of Period	$11.72		$10.86		$9.15
Total Return++	7.92	%#	19.16	%#	1.56	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$11		$10		$1
Ratio of Expenses to Average Net Assets (1)	1.30	%+*	1.29	%+*	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.52	%+*	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.46	%+*	0.15	%+*	0.27	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.03	%*	N/A
Portfolio Turnover Rate	8	%#	33	%#	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.43	%*	3.76	%+	2.59	%*
Net Investment Loss to Average Net Assets	(2.67	)%*	(2.32	)%+	(1.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

††  Reflects overall Fund ratios for investment income and non-class specific expenses

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Advantage Portfolio

	Class H**
	Six Months Ended June 30,		Period from September 1, 2010 to		Year Ended August 31,		Period from June 30, 2008^ to
Selected Per Share Data and Ratios	2011 (unaudited)		December 31, 2010		2010	2009	August 31, 2008
Net Asset Value, Beginning of Period	$10.86		$9.14		$7.96	$9.54	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.01		0.02	0.02	0.00	‡
Net Realized and Unrealized Gain (Loss)	0.83		1.73		1.19	(1.50)	(0.46)
Total from Investment Operations	0.86		1.74		1.21	(1.48)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.03)	(0.10)	—
Net Asset Value, End of Period	$11.72		$10.86		$9.14	$7.96	$9.54
Total Return++	7.92	%#	19.13	%#	15.14%	(15.16)%	(4.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,098		$1,103		$1,048	$821	$363
Ratio of Expenses to Average Net Assets (1)	1.30	%+††*	1.27	%+††*	1.30%	1.30%	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.50	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.46	%+††*	0.17	%+††*	0.14%	0.27%	(0.06	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	8	%#	33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.43	%††*	3.74	%+††	4.62%	11.97%	15.46	%*
Net Investment Loss to Average Net Assets	(2.67	)%††*	(2.30	)%+††	(3.18)%	(10.40)%	(14.22	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Advantage Portfolio

	Class L**
	Six Months Ended June 30,		Period from September 1, 2010 to		Year Ended August 31,		Period from June 30, 2008^ to
Selected Per Share Data and Ratios	2011 (unaudited)		December 31, 2010		2010	2009	August 31, 2008
Net Asset Value, Beginning of Period	$10.89		$9.16		$7.96	$9.54	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.01		0.04	0.00 ‡	0.00	‡
Net Realized and Unrealized Gain (Loss)	0.83		1.75		1.19	(1.50)	(0.46)
Total from Investment Operations	0.87		1.76		1.23	(1.50)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.03)	(0.08)	—
Net Asset Value, End of Period	$11.76		$10.89		$9.16	$7.96	$9.54
Total Return++	7.99	%#	19.20	%#	15.43%	(15.40)%	(4.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$166		$155		$156	$160	$147
Ratio of Expenses to Average Net Assets (1)	1.09	%+††*	1.06	%+††*	1.08%	1.48%	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.29	%+††*	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.67	%+††*	0.38	%+††*	0.45%	(0.01)%	(0.20	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.03	%††*	N/A	N/A	N/A
Portfolio Turnover Rate	8	%#	33	%#	32%	14%	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.93	%††*	3.53	%+††*	4.53%	12.27%	15.79	%*
Net Investment Loss to Average Net Assets	(3.17	)%††*	(2.09	)%+††*	(3.00)%	(10.80)%	(14.49	)%*

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended August 31, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Fund ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Focus Growth Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$19.58		$15.27		$8.95		$18.81		$15.19		$14.78
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.05)		(0.01)		0.00	‡	0.03		(0.03)
Net Realized and Unrealized Gain (Loss)	1.54		4.36		6.33		(9.82)		3.62		0.44
Total from Investment Operations	1.52		4.31		6.32		(9.82)		3.65		0.41
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.04)		(0.03)		—
Redemption Fees	—		—		—		0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$21.10		$19.58		$15.27		$8.95		$18.81		$15.19
Total Return++	7.76	%#	28.23%		70.61	%**	(52.19)%		24.02%		2.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,897		$17,618		$7,878		$4,879		$13,852		$12,416
Ratio of Expenses to Average Net Assets (1)	0.99	%+††*	1.00	%+††	0.99	%+	1.00	%+	1.00	%+	0.79%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.00	%+††	0.99	%+	1.00	%+	1.00	%+	0.79%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.17	)%+††*	(0.28	)%+††	(0.12	)%+	0.02	%+	0.16	%+	(0.23)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.01%		0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	13	%#	79%		11%		36%		57%		76%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.03	%††*	1.51	%+††	1.88	%+	1.29	%+	1.13	%+	N/A
Net Investment Income (Loss) to Average Net Assets	(0.21	)%††*	(0.79	)%+††	(1.01	)%+	(0.27	)%+	0.03	%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.12% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I would have been approximately 68.49%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Focus Growth Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$19.00		$14.86		$8.73		$18.32		$14.81		$14.45
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.04)		(0.08)		(0.04)		(0.04)		(0.01)		(0.06)
Net Realized and Unrealized Gain (Loss)	1.49		4.22		6.17		(9.55)		3.52		0.42
Total from Investment Operations	1.45		4.14		6.13		(9.59)		3.51		0.36
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.00	)‡	—		—
Redemption Fees	—		—		—		0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$20.45		$19.00		$14.86		$8.73		$18.32		$14.81
Total Return++	7.63	%#	27.86%		70.02	%**	(52.27)%		23.70%		2.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,854		$1,704		$1,460		$1,069		$2,913		$2,317
Ratio of Expenses to Average Net Assets (1)	1.24	%+††*	1.25	%+††	1.24	%+	1.25	%+	1.25	%+	1.04%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.25	%+††	1.24	%+	1.25	%+	1.25	%+	1.04%
Ratio of Net Investment Loss to Average Net Assets (1)	(0.42	)%+††*	(0.53	)%+††	(0.38	)%+	(0.24	)%+	(0.07	)%+	(0.45)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.01%		0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	13	%#	79%		11%		36%		57%		76%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28	%††*	1.76	%+††	2.16	%+	1.54	%+	1.38	%+	N/A
Net Investment Loss to Average Net Assets	(0.46	)%††*	(1.04	)%+††	(1.30	)%+	(0.53	)%+	(0.20	)%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 2.17% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P would have been approximately 67.85%.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$24.24		$19.69		$12.12		$24.69	$20.28		$19.49
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.06		0.05		0.05	0.10		0.01
Net Realized and Unrealized Gain (Loss)	2.26		4.49		7.58		(12.50)	4.41		0.78
Total from Investment Operations	2.28		4.55		7.63		(12.45)	4.51		0.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)‡	(0.06)		(0.10)	(0.10)		(0.00)‡
Net Realized Gain	—		—		—		(0.02)	—		—
Total Distributions	—		(0.00	)‡	(0.06)		(0.12)	(0.10)		(0.00)‡
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$26.52		$24.24		$19.69		$12.12	$24.69		$20.28
Total Return++	9.41	%#	23.11%		62.97	%**	(50.47)%	22.29%		4.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$753,238		$704,410		$674,070		$543,841	$1,406,866		$1,012,417
Ratio of Expenses to Average Net Assets	0.70	%+††*	0.73	%+††	0.65	%+	0.62%+	0.62	%+	0.63%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.73	%+††	0.65	%+	0.62%+	0.62	%+	0.63%
Ratio of Net Investment Income to Average Net Assets	0.19	%+††*	0.27	%+††	0.35	%+	0.24%+	0.46	%+	0.03%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	10	%#	35%		19%		42%	50%		59%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 62.72%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Growth Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$23.82		$19.40		$11.94		$24.27	$19.95		$19.21
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.00	‡	0.02		0.00 ‡	0.05		(0.04)
Net Realized and Unrealized Gain (Loss)	2.21		4.42		7.46		(12.27)	4.33		0.78
Total from Investment Operations	2.20		4.42		7.48		(12.27)	4.38		0.74
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)‡	(0.02)		(0.04)	(0.06)		—
Net Realized Gain	—		—		—		(0.02)	—		—
Total Distributions	—		(0.00	)‡	(0.02)		(0.06)	(0.06)		—
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$26.02		$23.82		$19.40		$11.94	$24.27		$19.95
Total Return++	9.24	%#	22.79%		62.66	%**	(50.57)%	21.93%		3.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$153,221		$136,585		$99,475		$59,883	$166,717		$57,689
Ratio of Expenses to Average Net Assets	0.95	%+††*	0.98	%+††	0.90	%+	0.87%+	0.87	%+	0.88%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.98	%+††	0.90	%+	0.87%+	0.87	%+	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06	)%+††*	0.02	%+††	0.10	%+	(0.01)%+	0.24	%+	(0.23)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00%§	0.00	%§	N/A
Portfolio Turnover Rate	10	%#	35%		19%		42%	50%		59%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 62.41%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Opportunity Portfolio

	Class I*
	Six Months Ended June 30,		Period from July 1, 2010 to		Year Ended June 30,				Period from August 12, 2005^ to
Selected Per Share Data and Ratios	2011 (unaudited)		December 31,2010		2010	2009^^	2008^^	2007^^	June 30, 2006^^
Net Asset Value, Beginning of Period	$15.23		$11.91		$9.59	$12.21	$13.05	$10.77	$10.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.02		(0.02)	0.02	0.01	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.12		3.30		2.34	(2.64)	(0.85)	2.30	0.71
Total from Investment Operations	1.13		3.32		2.32	(2.62)	(0.84)	2.28	0.68
Net Asset Value, End of Period	$16.36		$15.23		$11.91	$9.59	$12.21	$13.05	$10.77
Total Return++	7.42	%#	27.88	%#	24.19%	(21.52)%	(6.36)%	21.17%	6.74	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$11.2		$13.0		$11.0	$7.5	$1.6	$1.3	$1.0
Ratio of Expenses to Average Net Assets (1)	0.89	%+††@	0.72	%+††@	1.14%	0.91%+	0.87%	0.98%	0.96	%@
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.90	%+††@	0.96%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.10	%+††@	0.25	%+††@	(0.14)%	0.21%	0.10%	(0.14)%	(0.27	)%@
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§††@	0.00	%§††@	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	13	%#	6	%#	12%	33%	45%	46%	75	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.93	%††@	N/A		N/A	1.41%	N/A	N/A	N/A
Net Investment Loss to Average Net Assets	0.06	%††@	N/A		N/A	(0.29)%	N/A	N/A	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class I shares of the Predecessor Fund.

^^  Beginning with the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Opportunity Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2011 (unaudited)		Period from July 1, 2010 to December 31, 2010		Period from May 21, 2010^ to June 30, 2010
Net Asset Value, Beginning of Period	$15.19		$11.89		$12.13
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.00	‡	(0.01)
Net Realized and Unrealized Gain (Loss)	1.12		3.30		(0.23)
Total from Investment Operations	1.11		3.30		(0.24)
Net Asset Value, End of Period	$16.30		$15.19		$11.89
Total Return++	7.31	%#	27.75	%#	(1.98	)%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$3,839		$2,113		$1
Ratio of Expenses to Average Net Assets (1)	1.14	%+*	0.97	%+*	1.39	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.15	%+*	N/A
Ratio of Net Investment Income to Average Net Assets	(0.15	)%+*	0.00	%§+*	(0.71	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*	N/A
Portfolio Turnover Rate	13	%#	6	%#	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.18	%††*	N/A		N/A
Net Investment Loss to Average Net Assets	(0.19	)%††*	N/A		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Opportunity Portfolio

	Class H*
	Six Months Ended June 30,		Period from July 1, 2010 to		Year Ended June 30,
Selected Per Share Data and Ratios	2011 (unaudited)		December 31, 2010		2010	2009^^	2008^^	2007^^	2006^^
Net Asset Value, Beginning of Period	$15.02		$11.76		$9.49	$12.13	$12.99	$10.75	$9.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.00	‡	(0.06)	(0.01)	(0.02)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.11		3.26		2.33	(2.63)	(0.84)	2.29	1.15
Total from Investment Operations	1.10		3.26		2.27	(2.64)	(0.86)	2.24	1.10
Net Asset Value, End of Period	$16.12		$15.02		$11.76	$9.49	$12.13	$12.99	$10.75
Total Return++	7.32	%#	27.72	%#	23.92%	(21.83)%	(6.54)%	20.84%	11.40%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$232.9		$241.0		$220.3	$207.8	$245.5	$194.4	$183.3
Ratio of Expenses to Average Net Assets (1)	1.14	%+††@	0.97	%+††@	1.40%	1.14%	1.13%	1.23%	1.24%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.15	%+††@	1.22%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.15	)%+††@	0.00	%+††§@	(0.46)%	(0.13)%	(0.17)%	(0.43)%	(0.49)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§@	0.00	%††§@	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	13	%#	6	%#	12%	33%	45%	46%	75%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.18	%††@	N/A		N/A	1.49%	N/A	N/A	N/A
Net Investment Loss to Average Net Assets	(0.19	)%††@	N/A		N/A	(0.48)%	N/A	N/A	N/A

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class H shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class A shares of the Predecessor Fund.

^^  Beginning with the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Opportunity Portfolio

	Class L*
	Six Months Ended June 30,		Period from July 1, 2010 to		Year Ended June 30,
Selected Per Share Data and Ratios	2011 (unaudited)		December 31, 2010		2010	2009^^	2008^^	2007^^	2006^^
Net Asset Value, Beginning of Period	$13.73		$10.78		$8.77	$11.28	$12.18	$10.15	$9.19
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.05)		(0.03)		(0.13)	(0.07)	(0.12)	(0.13)	(0.13)
Net Realized and Unrealized Gain (Loss)	1.02		2.98		2.14	(2.44)	(0.78)	2.16	1.09
Total from Investment Operations	0.97		2.95		2.01	(2.51)	(0.90)	2.03	0.96
Net Asset Value, End of Period	$14.70		$13.73		$10.78	$8.77	$11.28	$12.18	$10.15
Total Return++	7.06	%#	27.37	%#	22.92%	(22.32)%	(7.31)%	20.00%	10.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$37.8		$39.0		$34.8	$28.6	$41.8	$28.4	$29.7
Ratio of Expenses to Average Net Assets (1)	1.64	%+††@	1.47	%+††@	2.12%	1.89%	1.89%	1.99%	1.99%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.65	%+††@	1.94%	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.65	)%+††@	(0.50	)%+††@	(1.16)%	(0.90)%	(0.94)%	(1.19)%	(1.25)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§††@	0.00	%§††@	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	13	%#	6	%#	12%	33%	45%	46%	75%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.68	%††@	N/A		N/A	2.24%	N/A	N/A	N/A
Net Investment Loss to Average Net Assets	(0.69	)%††@	N/A		N/A	(1.25)%	N/A	N/A	N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended June 30, 2010 and prior years reflect the historical per share data of Class C shares of the Predecessor Fund.

^^  Beginning with the year ended June 30, 2010, the Portfolio was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$14.17		$11.14		$7.64		$13.12		$13.31		$12.89
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		0.01		(0.03)		(0.01)		(0.05)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.33		3.02		3.68		(5.47)		0.45		1.59
Total from Investment Operations	0.31		3.03		3.65		(5.48)		0.40		1.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		—		—		—
Net Realized Gain	—		—		(0.14)		—		(0.59)		(1.09)
Total Distributions	—		—		(0.15)		—		(0.59)		(1.09)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$14.48		$14.17		$11.14		$7.64		$13.12		$13.31
Total Return++	2.19	%#	27.20%		47.92%		(41.84)%		3.04%		11.90%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,305,308		$1,227,782		$977,515		$638,559		$1,137,839		$1,028,030
Ratio of Expenses to Average Net Assets (1)	1.05	%+††*	1.05	%+††	1.05	%+	1.02	%+	1.01	%+	1.01%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.05	%+††*	1.05	%+††	1.05	%+	1.02	%+	1.01	%+	1.01%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.31	)%+††*	0.10	%+††	(0.28	)%+	(0.08	)%+	(0.35	)%+	(0.56)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	10	%#	26%		27%		34%		50%		76%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.10	%††*	1.12	%+††	1.07	%+	1.05	%+	N/A		N/A
Net Investment Income (Loss) to Average Net Assets	(0.36	)%††*	0.03	%+††	(0.30	)%+	(0.11	)%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Small Company Growth Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$13.27		$10.46		$7.19		$12.39		$12.63		$12.31
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.04)		(0.02)		(0.05)		(0.03)		(0.08)		(0.10)
Net Realized and Unrealized Gain (Loss)	0.32		2.83		3.46		(5.17)		0.43		1.51
Total from Investment Operations	0.28		2.81		3.41		(5.20)		0.35		1.41
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.14)		—		(0.59)		(1.09)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00	‡	0.00
Net Asset Value, End of Period	$13.55		$13.27		$10.46		$7.19		$12.39		$12.63
Total Return++	2.11	%#	26.86%		47.41%		(41.97)%		2.81%		11.55%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$426,879		$530,123		$536,329		$345,302		$698,183		$857,275
Ratio of Expenses to Average Net Assets (1)	1.30	%+††*	1.30	%+††	1.30	%+	1.27	%+	1.26	%+	1.26%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.30	%+††*	1.30	%+††	1.30	%+	1.27	%+	1.26	%+	1.26%
Ratio of Net Investment Loss to Average Net Assets (1)	(0.56	)%+††*	(0.15	)%+††	(0.53	)%+	(0.34	)%+	(0.61	)%+	(0.81)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%§	0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	10	%#	26%		27%		34%		50%		76%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.35	%††*	1.37	%+††	1.32	%+	1.30	%+	N/A		N/A
Net Investment Loss to Average Net Assets	(0.61	)%††*	(0.22	)%+††	(0.55	)%+	(0.37	)%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$14.33		$11.18		$8.87		$15.75		$28.24	$23.41
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.30		0.23		0.31		0.33	0.42
Net Realized and Unrealized Gain (Loss)	1.22		3.02		2.30		(5.84)		(4.87)	8.44
Total from Investment Operations	1.36		3.32		2.53		(5.53)		(4.54)	8.86
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.17)		(0.22)		(0.31)		(0.50)	(0.49)
Net Realized Gain	—		—		—		(1.04)		(7.45)	(3.54)
Total Distributions	(0.05)		(0.17)		(0.22)		(1.35)		(7.95)	(4.03)
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$15.64		$14.33		$11.18		$8.87		$15.75	$28.24
Total Return++	9.47	%#	29.86%		29.65%		(38.07)%		(16.63)%	38.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$888,495		$855,474		$584,820		$448,897		$911,819	$1,635,926
Ratio of Expenses to Average Net Assets (1)	1.00	%+††*	0.99	%+††	0.99	%+	0.95	%+	0.90%+	0.87%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.99	%+††*	0.98	%+††	0.96	%+	0.91	%+	0.88%+	0.87%
Ratio of Net Investment Income to Average Net Assets (1)	1.82	%+††*	2.34	%+††	2.70	%+	2.19	%+	1.23%+	1.55%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§††*	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	12	%#	41%		30%		38%		38%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.00	%+	0.96	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		2.69	%+	2.18	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

U.S. Real Estate Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$14.07		$10.99		$8.73		$15.53		$27.96	$23.21
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.26		0.21		0.28		0.27	0.37
Net Realized and Unrealized Gain (Loss)	1.20		2.96		2.25		(5.77)		(4.82)	8.34
Total from Investment Operations	1.32		3.22		2.46		(5.49)		(4.55)	8.71
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.14)		(0.20)		(0.27)		(0.43)	(0.42)
Net Realized Gain	—		—		—		(1.04)		(7.45)	(3.54)
Total Distributions	(0.04)		(0.14)		(0.20)		(1.31)		(7.88)	(3.96)
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$15.35		$14.07		$10.99		$8.73		$15.53	$27.96
Total Return++	9.36	%#	29.51%		29.31%		(38.26)%		(16.80)%	38.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$101,250		$89,321		$116,164		$95,828		$171,578	$268,537
Ratio of Expenses to Average Net Assets (1)	1.25	%+††*	1.24	%+††	1.24	%+	1.20	%+	1.15%+	1.12%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.24	%+††*	1.23	%+††	1.21	%+	1.16	%+	1.13%+	1.12%
Ratio of Net Investment Income to Average Net Assets (1)	1.57	%+††*	2.09	%+††	2.45	%+	2.05	%+	1.02%+	1.37%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§††*	0.00	%††§	0.00	%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	12	%#	41%		30%		38%		38%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.25	%+	1.21	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		2.44	%+	2.04	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Emerging Markets Debt Portfolio

	Class I^^
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.44		$12.15		$9.94		$11.47	$11.99		$11.61
Income (Loss) from Investment Operations:
Net Investment Income†	0.33		0.87		0.71		1.03	0.71		0.49
Net Realized and Unrealized Gain (Loss)	0.33		0.92		1.64		(2.15)	(0.23)		0.80
Total from Investment Operations	0.66		1.79		2.35		(1.12)	0.48		1.29
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.93)		(0.09)		(0.41)	(1.00)		(0.91)
Net Realized Gain	—		(0.57)		(0.05)		—	—		—
Total Distributions	(0.16)		(1.50)		(0.14)		(0.41)	(1.00)		(0.91)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	—	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$12.94		$12.44		$12.15		$9.94	$11.47		$11.99
Total Return++	5.35	%#	15.07%		23.75%		(10.07)%	4.68%		11.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$60,976		$28,864		$38,041		$21,887	$52,686		$81,212
Ratio of Expenses to Average Net Assets (1)	0.84	%+††*	0.84	%+††	0.84	%+	0.83%+	0.93	%+^	0.93%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.84	%+††	0.84	%+	0.81%+	0.85	%+	0.92%
Ratio of Net Investment Income to Average Net Assets (1)	5.34	%+††*	7.12	%+††	6.44	%+	9.16%+	6.28	%+	6.11%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.01	%††	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	30	%#	109%		138%		248%	155%		55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.25	%††*	1.29	%+††	1.35	%+	1.61%+	1.21	%+	1.04%
Net Investment Income to Average Net Assets	4.93	%††*	6.67	%+††	5.93	%+	8.38%+	6.00	%+	6.00%

^^  On March 17, 2006 the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to June 1, 2006, the maximum ratio 1.00% for Class I shares. Prior to May 1, 2004, the maximum ratio was 1.75% for Class I shares.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Emerging Markets Debt Portfolio

	Class P^^
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.76		$12.42		$10.18		$11.77	$12.29		$11.85
Income (Loss) from Investment Operations:
Net Investment Income†	0.33		0.86		0.84		0.94	0.69		0.50
Net Realized and Unrealized Gain (Loss)	0.33		0.94		1.53		(2.13)	(0.23)		0.81
Total from Investment Operations	0.66		1.80		2.37		(1.19)	0.46		1.31
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.89)		(0.08)		(0.40)	(0.98)		(0.87)
Net Realized Gain	—		(0.57)		(0.05)		—	—		—
Total Distributions	(0.15)		(1.46)		(0.13)		(0.40)	(0.98)		(0.87)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	—	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$13.27		$12.76		$12.42		$10.18	$11.77		$12.29
Total Return++	5.23	%#	14.88%		23.43%		(10.34)%	4.29%		10.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,205		$6,792		$4,379		$3,640	$870		$565
Ratio of Expenses to Average Net Assets (1)	1.09	%+††*	1.09	%+††	1.09	%+	1.12%+	1.20	%+^	1.17%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.09	%+††	1.09	%+	1.10%+	1.10	%+	1.16%
Ratio of Net Investment Income to Average Net Assets (1)	5.09	%+††*	6.87	%+††	7.52	%+	8.56%+	5.99	%+	5.94%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.01	%††	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	30	%#	109%		138%		248%	155%		55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.50	%††*	1.54	%+††	1.62	%+	2.31%+	1.49	%+	1.29%
Net Investment Income to Average Net Assets	4.68	%††*	6.42	%+††	6.99	%+	7.37%+	5.71	%+	5.82%

^^  On March 17, 2006 the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class P shares. Prior to June 1, 2006, the maximum ratio 1.25% for Class I shares. Prior to May 1, 2004, the maximum ratio was 2.00% for Class I shares.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Emerging Markets Debt Portfolio

	Class H
	Six Months Ended June 30,		Year Ended December 31,				Period from January 2, 2008^ to
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$12.76		$12.42		$10.18		$11.86
Income (Loss) from Investment Operations:
Net Investment Income†	0.32		0.86		0.71		0.88
Net Realized and Unrealized Gain (Loss)	0.34		0.94		1.66		(2.17)
Total from Investment Operations	0.66		1.80		2.37		(1.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.89)		(0.08)		(0.39)
Net Realized Gain	—		(0.57)		(0.05)		—
Total Distributions	(0.15)		(1.46)		(0.13)		(0.39)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$13.27		$12.76		$12.42		$10.18
Total Return++	5.22	%#	14.86%		23.40%		(10.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,594		$2,021		$2,316		$1,758
Ratio of Expenses to Average Net Assets (1)	1.09	%+††*	1.09	%+††	1.09	%+	1.18	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.09	%+††	1.09	%+	1.10	%*+
Ratio of Net Investment Income to Average Net Assets (1)	5.09	%+††*	6.87	%+††	6.37	%+	7.66	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.01	%††	0.01%		0.01	%*
Portfolio Turnover Rate	30	%#	109%		138%		248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.50	%††*	1.54	%+††	1.57	%+	2.11	%+*
Net Investment Income to Average Net Assets	4.68	%††*	6.42	%+††	5.89	%+	6.73	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011

Financial Highlights

Emerging Markets Debt Portfolio

	Class L
	Six Months Ended June 30,		Year Ended December 31,				Period from January 2, 2008^ to
Selected Per Share Data and Ratios	2011 (unaudited)		2010		2009		December 31, 2008
Net Asset Value, Beginning of Period	$12.54		$12.24		$10.09		$11.84
Income (Loss) from Investment Operations:
Net Investment Income†	0.29		0.79		0.92		0.50
Net Realized and Unrealized Gain (Loss)	0.33		0.92		1.36		(1.87)
Total from Investment Operations	0.62		1.71		2.28		(1.37)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.84)		(0.08)		(0.38)
Net Realized Gain	—		(0.57)		(0.05)		—
Total Distributions	(0.14)		(1.41)		(0.13)		(0.38)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	—
Net Asset Value, End of Period	$13.02		$12.54		$12.24		$10.09
Total Return++	4.94	%#	14.18%		22.80%		(11.85	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,662		$4,668		$1,305		$342
Ratio of Expenses to Average Net Assets (1)	1.59	%+††*	1.59	%+††	1.59	%+	1.72	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.59	%+††	1.59	%+	1.60	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.59	%+††*	6.37	%+††	8.21	%+	8.78	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.01	%††	0.01%		0.01	%*
Portfolio Turnover Rate	30	%#	109%		138%		248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.00	%††*	2.04	%+††	2.02	%+	3.03	%+*
Net Investment Income to Average Net Assets	4.18	%††*	5.92	%+††	7.78	%+	7.47	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of twenty-one separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers up to four different classes of shares for certain Portfolios — Class I shares, Class P shares, Class H shares and Class L shares. Each Portfolio (with the exception of the Asian Equity, Global Advantage, Global Discovery, Global Opportunity, Global Real Estate, International Advantage, International Opportunity, Select Global Infrastructure, Advantage, Opportunity, and Emerging Markets Debt Portfolios), offers two classes of shares — Class I and Class P. Asian Equity, Global Advantage, Global Discovery, Global Opportunity, Global Real Estate, International Advantage, International Opportunity, Select Global Infrastructure, Advantage, Opportunity and Emerging Markets Debt Portfolios offer Class I shares, Class P shares, Class H shares and Class L shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights. Effective April 29, 2011, Capital Growth Porfolio was renamed to Growth Portfolio.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity-related securities. Generally, the investment objective of the international fixed income portfolio is primarily to seek a high total return by investing in fixed income securities.

The Fund has suspended offering shares of the Small Company Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Portfolio in the preparation of its financial statements. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on an exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the "Directors") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities.

The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected on the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.  Derivatives: Certain Portfolios used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Investment Adviser and/or

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Sub-Advisers seek to use derivatives to further the Portfolios' investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that certain Portfolios used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected as part of "Due from (to) Brokers" on the Statements of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio's initial investment in such contracts.

Foreign Currency Exchange Contracts: In connection with their investments in foreign securities, certain Portfolios also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such currency contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of June 30, 2011.

Primary Risk Exposure	Statements of Assets and Liabilities	Foreign Currency Exchange Contracts (000)	Futures Contracts (000)(a)
Active International Allocation:
Currency Risk	Receivables	$443	$—
Equity Risk	Receivables	—	962
Total Receivables		$443	$962
Currency Risk	Payables	$(197)	$—
International Small Cap:
Currency Risk	Receivables	$71	$—
Emerging Markets Debt:
Currency Risk	Receivables	$45	$—
Currency Risk	Payables	$(49)	$—

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflect the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2011 in accordance with ASC 815.

Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Active International Allocation	Currency Risk	Foreign Currency Exchange Contracts	$1,579
	Equity Risk	Futures Contracts	(1,763)
	Total		$(184)

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Active International Allocation	Currency Risk	Foreign Currency Exchange Contracts	$464
	Equity Risk	Futures Contracts	874
	Total		$1,338
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Emerging Markets	Currency Risk	Foreign Currency Exchange Contracts	$(4,951)
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
International Small Cap	Currency Risk	Foreign Currency Exchange Contracts	$(1,216)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
International Small Cap	Currency Risk	Foreign Currency Exchange Contracts	$1,217
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Emerging Markets Debt	Currency Risk	Foreign Currency Exchange Contracts	$403
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Emerging Markets Debt	Currency Risk	Foreign Currency Exchange Contracts	$(75)

For the six months ended June 30, 2011, Active International Allocation Portfolio's average monthly principal amount of foreign currency exchange contracts was approximately $90,324,000 and the average monthly original value of futures contracts was approximately $22,629,000. Emerging Markets, International Small Cap and Emerging Markets Debt Portfolios' average monthly principal amount of foreign currency exchange contracts were approximately $79,538,000, $45,691,000 and $16,583,000, respectively.

4.  Structured Investments: A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolios typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Portfolio is relying on the creditworthiness of such counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

5.  Securities Lending: Certain Portfolios lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios' Statements of Operations in "dividends from securities of affiliated issures". Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities and related collateral outstanding at June 30, 2011 were as follows:

Portfolio	Value of Loaned Securities (000)	Value of Cash Collateral (000)	Invested Cash Collateral* (000)
Active International Allocation	$29,689	$30,930	$30,930
Emerging Markets	75,619	79,501	79,501
International Equity	136,162	141,380	141,380

* The Portfolios invest cash collateral received in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

The following Portfolios had income from securities lending (after rebates to borrowers and fees paid to securities lending agent):

Portfolio	Net Interest Earned by Portfolio (000)
Active International Allocation	$385
Emerging Markets	85
International Equity	1,477
Emerging Markets Debt	—	@

@ Amount is less than $500.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

6.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2011, BRCP REIT I, LLC has drawn down approximately $6,101,000 which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2011, BRCP REIT II, LLC has drawn down approximately $8,364,000 which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2011, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000 which represents 93.0% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2011, Exeter Industrial Value Fund LP has drawn down approximately $7,905,000 which represents 93.0% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $7,946,000 for which it will receive 7,946,000 shares of common stock. As of June 30, 2011, Keystone Industrial Fund, LP has drawn down approximately $7,574,000 which represents 95.3% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Keystone Industrial Fund II, LP, the Portfolio has made a subscription commitment of $5,000,000 for which it will receive 5,000,000 shares of common stock. As of June 30, 2011, Keystone Industrial Fund II, LP has drawn down approximately $2,269,000 which represents 45.4% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund II, LP, the Portfolio has made a subscription commitment of $10,000,000 for which it will receive 10,000,000 shares of common stock. As of June 30, 2011, Keystone Industrial Fund II, LP has drawn down approximately $6,038,000 which represents 60.4% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund II, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2011, Cabot Industrial Value Fund II, LP has drawn down approximately $7,000,000 which represents 93.3% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2011, Cabot Industrial Value Fund III, LP has drawn down approximately $2,373,000 which represents 31.6% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2011, Cabot Industrial Value Fund III, LP has drawn down approximately $2,373,000 which represents 31.6% of the commitment.

7.  Redemption Fees: The following redemption fees are designed to protect each Portfolio and its shareholders from the effects of short-term trading. Shares of the Active International Allocation, Asian Equity, Emerging Markets, International Advantage, International Equity, International Opportunity, International Real Estate, International Small Cap, Small Company Growth and Emerging Markets Debt Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee. These fees, if any, are included on the Statements of Changes in Net Assets.

8.  Restricted Securities: Certain Portfolios invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

9.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

10.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.  Other: Security transactions are accounted for on the date the securities are purchased or sold for financial reporting purposes. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

  Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory/Sub-Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

under the terms of an Investment Advisory Agreement (the "Agreement") at the annual rates of the average daily net assets indicated below.

Portfolio	Average Daily Net Assets	Advisory Fee
Active International Allocation	first $1.0 billion	0.65%
	over $1.0 billion	0.60
Asian Equity	first $1.0 billion	0.95
	over $1.0 billion	0.90
Emerging Markets	first $500 million	1.25
	next $500 million	1.20
	next $1.5 billion	1.15
	over $2.5 billion	1.00
Global Advantage	first $1.0 billion	0.90
	over $1.0 billion	0.85
Global Discovery	first $1.0 billion	0.90
	over $1.0 billion	0.85
Global Franchise	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70
Global Opportunity	first $750 million	0.90
	next $750 million	0.85
	over $1.5 billion	0.80
Global Real Estate*		0.85
International Advantage	first $1.0 billion	0.90
	over $1.0 billion	0.85
International Equity	first $10 billion	0.80
	over $10 billion	0.75
International Opportunity	first $1.0 billion	0.90
	over $1.0 billion	0.85
International Real Estate		0.80
International Small Cap	first $1.5 billion	0.95
	over $1.5 billion	0.90
Select Global Infrastructure		0.85
Advantage	first $750 million	0.75
	next $750 million	0.70
	over $1.5 billion	0.65
Focus Growth	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Growth	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Opportunity	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $ 3.0 billion	0.35
Small Company Growth	first $1.0 billion	0.92
	next $500 million	0.85
	over $1.5 billion	0.80
U.S. Real Estate	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70
Emerging Markets Debt	first $500 million	0.75
	next $500 million	0.70
	over $1.0 billion	0.65

* Effective July 1, 2011 the investment advisory service fees were reduced to the annual rate based on average daily net assets as follows:

Global Real Estate	first $2.5 billion	0.85%
	over $2.5 billion	0.80

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if necessary, if the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

	Maximum Expense Ratio
	Class I	Class P	Class H	Class L
Active International Allocation*	0.80%	1.05%	N/A	N/A
Asian Equity	1.45	1.70	1.70%	2.20%
Emerging Markets	1.65	1.90	N/A	N/A
Global Advantage	1.30	1.55	1.55	2.05
Global Discovery	1.35	1.60	1.60	2.10
Global Franchise	1.00	1.25	N/A	N/A
Global Opportunity	1.25	1.50	1.50	1.55
Global Real Estate	1.05	1.30	1.30	1.80
International Advantage	1.25	1.50	1.50	2.00
International Equity	0.95	1.20	N/A	N/A
International Opportunity	1.15	1.40	1.40	1.90
International Real Estate	1.00	1.25	N/A	N/A
International Small Cap	1.15	1.40	N/A	N/A
Select Global Infrastructure	1.15	1.40	1.40	1.90
Advantage	1.05	1.30	1.30	1.09
Focus Growth	1.00	1.25	N/A	N/A
Growth	0.80	1.05	N/A	N/A
Opportunity	0.88	1.13	1.13	1.63
Small Company Growth	1.05	1.30	N/A	N/A
U.S. Real Estate	1.00	1.25	N/A	N/A
Emerging Markets Debt	0.85	1.10	1.10	1.60

* Effective July 1, 2011 the maximum expense ratio was increased to the annual rate expressed as a percentage of average daily net assets as follows:

	Class I	Class P	Class H	Class L
Active International Allocation	0.90%	1.15%	N/A	N/A

The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2011, the following Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Active International Allocation	$307
Asian Equity	54
Global Advantage	44
Global Discovery	45
Global Opportunity	107
International Advantage	49
International Equity	969
International Opportunity	78
International Real Estate	4
International Small Cap	61
Select Global Infrastructure	89
Advantage	101

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Focus Growth	$4
Opportunity	65
Small Company Growth	400
Emerging Markets Debt	111

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Fund, its Officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, make certain day-to-day investment decisions for certain Portfolios and place certain of the Portfolios' purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios which receive these services.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an Administration Agreement for a monthly fee, which on an annual basis equals 0.08% of the average daily net assets of each Portfolio. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund had adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the 1940 Act. Under the Shareholder Service Plans, each applicable Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

In addition, the Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Services Plan, each applicable Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class L shares of the Advantage Portfolio and the Global Opportunity Portfolio to the extent it exceeds 0.04% and 0.30%, respectively, of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2011, the Advantage Portfolio waived approximately $1,000 and Global Opportunity Portfolio waived approximately $1,000.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statements of Operations.

G. Portfolio Investment Activity:

1.  Security Transactions: During the six months ended June 30, 2011, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

Portfolio	Purchases (000)	Sales (000)
Active International Allocation	$55,202	$94,373
Asian Equity	230	259
Emerging Markets	580,217	866,115
Global Advantage	989	286
Global Discovery	1,869	841
Global Franchise	83,300	26,876
Global Opportunity	2,700	3,336
Global Real Estate	527,443	236,168
International Advantage	908	380
International Equity	772,999	765,423
International Opportunity	1,820	1,966
International Real Estate	34,421	69,999
International Small Cap	148,137	178,593
Select Global Infrastructure	3,175	2,845
Advantage	518	521
Focus Growth	7,288	2,781

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio	Purchases (000)	Sales (000)
Growth	$123,673	$90,932
Opportunity	38,968	69,236
Small Company Growth	171,308	258,520
U.S. Real Estate	117,047	150,432
Emerging Markets Debt	40,641	13,909

There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2011.

2.  Transactions with Affiliates: The Portfolios invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Portfolio	Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)		Value June 30, 2011 (000)
Active International Allocation	$21,765	$98,373	$78,412	$14		$41,726
Asian Equity	128	145	255	—	@	18
Emerging Markets	107,751	374,164	388,313	34		93,602
Global Advantage	911	355	1,262	—	@	4
Global Discovery	960	503	1,460	—	@	3
Global Franchise	2,873	72,417	69,037	1		6,253
Global Opportunity	101	2,493	2,452	—	@	142
Global Real Estate	35,380	353,043	371,852	48		16,571
International Advantage	503	548	959	—	@	92
International Equity	155,321	818,518	770,185	86		203,654
International Opportunity	65	1,361	1,274	—	@	152
International Real Estate	583	35,988	33,243	2		3,328
International Small Cap	9,956	73,357	83,313	5		—
Select Global Infrastructure	271	1,558	1,506	—	@	323
Advantage	95	428	493	—	@	30
Focus Growth	793	7,696	6,121	1		2,368
Growth	48,692	58,947	103,315	17		4,324
Opportunity	3,180	53,669	53,780	2		3,069
Small Company Growth	44,047	259,743	279,182	39		24,608
U.S. Real Estate	35,795	91,690	124,152	26		3,333
Emerging Markets Debt	4,671	39,994	32,454	7		12,211

@ Amount is less than $500.

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolios due to its investment in the Liquidity Funds ("Rebate"). For the six months ended June 30, 2011, advisory fees paid were reduced as follows:

Portfolio	Rebate (000)
Active International Allocation	$10
Asian Equity	—	@
Emerging Markets	47
Global Advantage	—	@
Global Discovery	—	@
Global Franchise	4
Global Opportunity	—	@
Global Real Estate	39
International Advantage	—	@
International Equity	68
International Opportunity	—	@
International Real Estate	2
International Small Cap	5
Select Global Infrastructure	—	@
Advantage	—	@
Focus Growth	1
Growth	15
Opportunity	2
Small Company Growth	33
U.S. Real Estate	21
Emerging Markets Debt	5

@ Amount is less than $500

The Emerging Markets Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $2,779,000 at June 30, 2011. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the six months ended June 30, 2011, advisory fees paid were reduced by approximately $81,000 relating to the Portfolio's investment in the Morgan Stanley Growth Fund.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain/Loss (000)	Dividend Income (000)	Value June 30, 2011 (000)
$21,813	$—	$—	$—	$—	$19,303

The Active International Allocation Portfolio invests in Mitsubishi UFJ Financial Group, Inc., an affiliate of the Investment Adviser, Sub-Advisers, Administrator and Distributor. Mitsubishi UFJ Financial Group, Inc. was acquired at a cost of approximately $2,647,000.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Portfolio's transactions in shares of the Mitsubishi UFJ Financial Group, Inc. during the six months ended June 30, 2011 is as follows:

Value December 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain/Loss (000)	Dividend Income (000)	Value June 30, 2011 (000)
$1,371	$—	$74	$(81)	$16	$1,166

During the six months ended June 30, 2011, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Investment Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of each Portfolio:

Portfolio	Broker Commissions (000)
Asian Equity	$—	@
Emerging Markets	31
Global Advantage	—	@
Global Discovery	—	@
Global Franchise	—	@
Global Opportunity	—	@
Global Real Estate	26
International Opportunity	—	@
Select Global Infrastructure	—	@
Advantage	—	@
Opportunity	13
Small Company Growth	2
U.S. Real Estate	16

@ Amount is less than $500.

During the six months ended June 30, 2011, the following Portfolios incurred brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers, which may be deemed affiliates of the Investment Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the 1940 Act, for transaction executed on behalf of the Portfolio.

Portfolio	Broker Commissions (000)
Asian Equity	$—	@
Emerging Markets	135
Global Franchise	2
Global Real Estate	9
International Equity	99
International Real Estate	3
International Small Cap	2
Select Global Infrastructure	1
Focus Growth	—	@
Growth	—	@
Small Company Growth	1

@ Amount is less than $500.

H. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

	2010 Distributions Paid From:		2009 Distributions Paid From:
Portfolio	Ordinary Income (000)	Long-term Capital Gain (000)	Ordinary Income (000)		Long-term Capital Gain (000)
Active International Allocation	$9,151	$—	$13,563		$—
Emerging Markets	16,513	—	27,600		—
Global Franchise	2,936	—	1,348		—
Global Opportunity	—	—	36	*	—
Global Real Estate	23,862	—	23,979		—
International Equity	60,000	—	113,268		—
International Real Estate	13,160	—	16,605		—
International Small Cap	1,418	—	5,736		—
Select Global Infrastructure	82	—	—		—
Advantage	18	—	28	**	—
Growth	15	—	2,173		—
Small Company Growth	—	—	1,552		18,027
U.S. Real Estate	12,294	—	13,335		—
Emerging Markets Debt	4,823	68	361		—

* For the year ended March 31, 2010.

** For the year ended August 31,2010.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT adjustments, foreign currency transactions, foreign futures and options transactions, short sales, defaulted bonds, paydown adjustments, return of capital from certain securities, expiring capital losses, distribution redesignations, redemptions-in-kind, foreign taxes paid on capital gains, net operating losses, nondeductible expenses, certain equity securities designated as issued by "passive foreign investment companies" and excess distributions resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2010:

Portfolio	Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Active International Allocation	$1	$(1)	$— @
Asian Equity	— @	2	(2)
Emerging Markets	5,695	(3,444)	(2,251)
Global Advantage	(— @)	— @	—
Global Discovery	(1)	1	—
Global Franchise	1,573	(11,195)	9,622
Global Opportunity	2	(2)	—
Global Real Estate	8,152	(7,480)	(672)
International Advantage	(1)	1	—
International Equity	(11,438)	12,967	(1,529)
International Opportunity	(— @)	— @	—
International Real Estate	4,620	(4,620)	— @
International Small Cap	(1,512)	1,685	(173)
Select Global Infrastructure	2	(2)	—
Advantage	(— @)	— @	—
Focus Growth	40	14,693	(14,733)
Growth	(3)	3	— @
Opportunity	(15)	3,230	(3,215)
Small Company Growth	(62)	6,894	(6,832)
U.S. Real Estate	(193)	1,928	(1,735)
Emerging Markets Debt	1,014	(1,014)	—

@ Amount is less than $500.

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
Global Advantage	$1	$—
Global Discovery	3	—
Global Franchise	327	416
Global Opportunity	277	136
Global Real Estate	4,110	—
Portfolio	Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
International Advantage	$4	$—
International Equity	531	—
International Opportunity	203	—
International Real Estate	7,987	—
Select Global Infrastructure	23	—
Advantage	— @	—
Growth	1,728	—
Opportunity	2,403	—
Small Company Growth	35,803	—
Emerging Markets Debt	1,028	435

@ Amount is less than $500.

Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2010.

At June 30, 2011, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
Active International Allocation	$418,303	$74,583	$(31,852)	$42,731
Asian Equity	1,470	111	(57)	54
Emerging Markets	1,551,399	394,441	(61,205)	333,236
Global Advantage	1,801	161	(45)	116
Global Discovery	2,187	227	(64)	163
Global Franchise	147,672	26,888	(471)	26,417
Global Opportunity	8,544	3,813	(152)	3,661
Global Real Estate	1,486,286	140,278	(61,206)	79,072
International Advantage	2,118	159	(38)	121
International Equity	4,009,672	714,313	(79,312)	635,001
International Opportunity	5,620	1,523	(179)	1,344
International Real Estate	499,339	10,134	(156,160)	(146,026)
International Small Cap	389,481	44,102	(41,027)	3,075
Select Global Infrastructure	10,604	1,261	(115)	1,146
Advantage	5,165	1,596	(109)	1,487
Focus Growth	23,064	4,692	(675)	4,017
Growth	622,692	315,156	(29,493)	285,663
Opportunity	223,833	75,125	(12,571)	62,554
Small Company Growth	1,356,967	501,157	(111,447)	389,710
U.S. Real Estate	826,988	169,656	(19,162)	150,494
Emerging Markets Debt	73,170	3,695	(281)	3,414

At December 31, 2010, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Portfolio	2012	2016	2017	2018	Total
Active International Allocation	$—	$117	$71,060	$—	$71,177
Emerging Markets	—	—	68,600	—	68,600
Global Franchise*	—	7,795	—	—	7,795
Global Real Estate	—	55,075	154,973	43,150	253,198
International Equity	—	461,548	10,156	—	471,704
International Opportunity	—	—	—	23	23
International Real Estate	—	98,798	217,627	67,845	384,270

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio	2012	2016	2017	2018	Total
International Small Cap	$—	$16,404	$74,665	$—	$91,069
Advantage	—	—	154	—	154
Focus Growth	296	333	859	—	1,488
Growth	—	35,326	132,128	—	167,454
Opportunity	—	32,880	—	—	32,880
Small Company Growth	—	—	—	20,099	20,099
U.S. Real Estate	—	—	92,547	—	92,547

* Capital loss carryover from target fund.

The amounts reflected in the capital loss carryforward table for Global Franchise Portfolio includes $7,795,000 capital loss carryforward brought forward as a result of the Portfolio's merger with the Global Value Equity Portfolio in October 2009. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire in 2016.

During the year ended December 31, 2010, the following Portfolios expired capital loss carryforwards for U.S. Federal income tax purposes as follows:

Expired Capital Loss Carryforwards (000)
Focus Growth	$14,688
Opportunity	4,564
Small Company Growth	5,052

During the year ended December 31, 2010, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes as follows:

Utilized Capital Loss Carryforwards (000)
Active International Allocation	$1,124
Emerging Markets	325,402
Global Franchise	7,519
International Small Cap	15,438
Advantage	174
Focus Growth	1,217
Growth	25,717
Global Opportunity	131
Opportunity	17,321
U.S. Real Estate	95,408

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2010, the Portfolio deferred to January 3, 2011 for U.S. Federal income tax purposes, post-October capital and currency losses as indicated:

Portfolio	Capital Losses (000)	Currency Losses (000)
Active International Allocation	$2,237	$1,153
Emerging Markets	—	333
International Equity	47,926	—
International Opportunity	61	—
International Real Estate	46,582	—
International Small Cap	—	966
Select Global Infrastructure	—	1
Advantage	107	—
Focus Growth	22	—
Emerging Markets Debt	123	—

For the year ended December 31, 2010, Global Franchise realized gains from in-kind redemptions of approximately $8,179,000. The gains are not taxable income to the Portfolio.

I. Other: The net assets of certain Portfolios include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of the Portfolios' investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Global Real Estate, International Real Estate and U.S. Real Estate Portfolios invest a significant portion of their assets in securities of real estate investment trusts (REITs). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolios.

The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statements of Assets and Liabilities.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of counterparty's failure to complete the transaction.

At June 30, 2011, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class I	Class P	Class H	Class L
Active International Allocation	—%	14.7%	—%	—%
Emerging Markets	55.9	77.6	—	—
Global Advantage	—	—	22.5	—
Global Discovery	—	—	31.2	—
Global Franchise	52.8	62.6	—	—
Global Opportunity	—	—	—	22.7
Global Real Estate	—	78.2	47.6	—
International Equity	32.4	85.7	—	—
International Real Estate	67.1	70.3	—	—
International Small Cap	67.3	97.9	—	—
Focus Growth	58.6	85.0	—	—
Growth	44.9	62.8	—	—
Opportunity	74.8	99.7	—	11.3
Small Company Growth	39.5	58.6	—	—
U.S. Real Estate	31.5	55.9	—	—
Emerging Markets Debt	64.8	69.1	—	—

2011 Semi-Annual Report

June 30, 2011 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust, (collectively, the "Fund") is required by federal law to provide you with a copy of its privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as to current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies.'' "Cookies'' recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

U.S. Privacy Policy (cont'd)

a. Information we disclose to our affiliated companies.

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING OF CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

2011 Semi-Annual Report

June 30, 2011 (unaudited)

U.S. Privacy Policy (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Institutional Privacy Department
201 Plaza Two - 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Institutional Privacy Department
201 Plaza Two - 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

© 2011 Morgan Stanley

2011 Semi-Annual Report

June 30, 2011 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolios. For more detailed information about each Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolios, including the Fund's Directors. It is available, without charge, by calling 1-800-548-7786.

This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2011 Morgan Stanley

MSIFSAN
IU11-01727P-Y06/11

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 25, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 25, 2011